Schedule III Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Restaurants Adairsville, GA		Dec. 31, 2012 Restaurants Adairsville, GA Minimum	Dec. 31, 2012 Restaurants Adairsville, GA Maximum	Dec. 31, 2012 Restaurants Addison, TX		Dec. 31, 2012 Restaurants Addison, TX Minimum	Dec. 31, 2012 Restaurants Addison, TX Maximum	Dec. 31, 2012 Restaurants Akron, OH		Dec. 31, 2012 Restaurants Akron, OH Minimum	Dec. 31, 2012 Restaurants Akron, OH Maximum	Dec. 31, 2012 Restaurants Akron, OH		Dec. 31, 2012 Restaurants Akron, OH Minimum	Dec. 31, 2012 Restaurants Akron, OH Maximum	Dec. 31, 2012 Restaurants Akron, OH		Dec. 31, 2012 Restaurants Akron, OH Minimum	Dec. 31, 2012 Restaurants Akron, OH Maximum	Dec. 31, 2012 Restaurants Albuquerque, NM		Dec. 31, 2012 Restaurants Albuquerque, NM Minimum	Dec. 31, 2012 Restaurants Albuquerque, NM Maximum	Dec. 31, 2012 Restaurants Albuquerque, NM		Dec. 31, 2012 Restaurants Albuquerque, NM Minimum	Dec. 31, 2012 Restaurants Albuquerque, NM Maximum	Dec. 31, 2012 Restaurants Alcoa, TN		Dec. 31, 2012 Restaurants Alcoa, TN Minimum	Dec. 31, 2012 Restaurants Alcoa, TN Maximum	Dec. 31, 2012 Restaurants Alcoa, TN		Dec. 31, 2012 Restaurants Alcoa, TN Minimum	Dec. 31, 2012 Restaurants Alcoa, TN Maximum	Dec. 31, 2012 Restaurants Alexandria, VA		Dec. 31, 2012 Restaurants Alexandria, VA Minimum	Dec. 31, 2012 Restaurants Alexandria, VA Maximum	Dec. 31, 2012 Restaurants Alvin, TX		Dec. 31, 2012 Restaurants Alvin, TX Minimum	Dec. 31, 2012 Restaurants Alvin, TX Maximum	Dec. 31, 2012 Restaurants Apopka, FL		Dec. 31, 2012 Restaurants Apopka, FL Minimum	Dec. 31, 2012 Restaurants Apopka, FL Maximum	Dec. 31, 2012 Restaurants Apple Valley, MN		Dec. 31, 2012 Restaurants Apple Valley, MN Minimum	Dec. 31, 2012 Restaurants Apple Valley, MN Maximum	Dec. 31, 2012 Restaurants Appleton, WI		Dec. 31, 2012 Restaurants Appleton, WI Minimum	Dec. 31, 2012 Restaurants Appleton, WI Maximum	Dec. 31, 2012 Restaurants Ardmore, OK		Dec. 31, 2012 Restaurants Ardmore, OK Minimum	Dec. 31, 2012 Restaurants Ardmore, OK Maximum	Dec. 31, 2012 Restaurants Arlington, TX		Dec. 31, 2012 Restaurants Arlington, TX Minimum	Dec. 31, 2012 Restaurants Arlington, TX Maximum	Dec. 31, 2012 Restaurants Arlington, TX		Dec. 31, 2012 Restaurants Arlington, TX Minimum	Dec. 31, 2012 Restaurants Arlington, TX Maximum	Dec. 31, 2012 Restaurants Athens, TN		Dec. 31, 2012 Restaurants Athens, TN Minimum	Dec. 31, 2012 Restaurants Athens, TN Maximum	Dec. 31, 2012 Restaurants Athens, TN		Dec. 31, 2012 Restaurants Athens, TN Minimum	Dec. 31, 2012 Restaurants Athens, TN Maximum	Dec. 31, 2012 Restaurants Atlanta, GA		Dec. 31, 2012 Restaurants Atlanta, GA Minimum	Dec. 31, 2012 Restaurants Atlanta, GA Maximum	Dec. 31, 2012 Restaurants Atlanta, GA		Dec. 31, 2012 Restaurants Atlanta, GA Minimum	Dec. 31, 2012 Restaurants Atlanta, GA Maximum	Dec. 31, 2012 Restaurants Atlanta, GA		Dec. 31, 2012 Restaurants Atlanta, GA Minimum	Dec. 31, 2012 Restaurants Atlanta, GA Maximum	Dec. 31, 2012 Restaurants Auburn, CA		Dec. 31, 2012 Restaurants Auburn, CA Minimum	Dec. 31, 2012 Restaurants Auburn, CA Maximum	Dec. 31, 2012 Restaurants Aurora, IL		Dec. 31, 2012 Restaurants Aurora, IL Minimum	Dec. 31, 2012 Restaurants Aurora, IL Maximum	Dec. 31, 2012 Restaurants Aurora, IL		Dec. 31, 2012 Restaurants Aurora, IL Minimum	Dec. 31, 2012 Restaurants Aurora, IL Maximum	Dec. 31, 2012 Restaurants Austell, GA		Dec. 31, 2012 Restaurants Austell, GA Minimum	Dec. 31, 2012 Restaurants Austell, GA Maximum	Dec. 31, 2012 Restaurants Austell, GA		Dec. 31, 2012 Restaurants Austell, GA Minimum	Dec. 31, 2012 Restaurants Austell, GA Maximum	Dec. 31, 2012 Restaurants Austintown Township, OH		Dec. 31, 2012 Restaurants Austintown Township, OH Minimum	Dec. 31, 2012 Restaurants Austintown Township, OH Maximum	Dec. 31, 2012 Restaurants Baker, LA		Dec. 31, 2012 Restaurants Baker, LA Minimum	Dec. 31, 2012 Restaurants Baker, LA Maximum	Dec. 31, 2012 Restaurants Bartonville, IL		Dec. 31, 2012 Restaurants Bartonville, IL Minimum	Dec. 31, 2012 Restaurants Bartonville, IL Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Baton Rouge, LA		Dec. 31, 2012 Restaurants Baton Rouge, LA Minimum	Dec. 31, 2012 Restaurants Baton Rouge, LA Maximum	Dec. 31, 2012 Restaurants Beaumont, TX		Dec. 31, 2012 Restaurants Beaumont, TX Minimum	Dec. 31, 2012 Restaurants Beaumont, TX Maximum	Dec. 31, 2012 Restaurants Bellefontaine, OH		Dec. 31, 2012 Restaurants Bellefontaine, OH Minimum	Dec. 31, 2012 Restaurants Bellefontaine, OH Maximum	Dec. 31, 2012 Restaurants Bentonville, AR		Dec. 31, 2012 Restaurants Bentonville, AR Minimum	Dec. 31, 2012 Restaurants Bentonville, AR Maximum	Dec. 31, 2012 Restaurants Blakely, GA		Dec. 31, 2012 Restaurants Blakely, GA Minimum	Dec. 31, 2012 Restaurants Blakely, GA Maximum	Dec. 31, 2012 Restaurants Bloomingdale, IL		Dec. 31, 2012 Restaurants Bloomingdale, IL Minimum	Dec. 31, 2012 Restaurants Bloomingdale, IL Maximum	Dec. 31, 2012 Restaurants Blue Springs, MO		Dec. 31, 2012 Restaurants Blue Springs, MO Minimum	Dec. 31, 2012 Restaurants Blue Springs, MO Maximum	Dec. 31, 2012 Restaurants Boardman Township, OH		Dec. 31, 2012 Restaurants Boardman Township, OH Minimum	Dec. 31, 2012 Restaurants Boardman Township, OH Maximum	Dec. 31, 2012 Restaurants Boise, ID		Dec. 31, 2012 Restaurants Boise, ID Minimum	Dec. 31, 2012 Restaurants Boise, ID Maximum	Dec. 31, 2012 Restaurants Bolingbrook, IL		Dec. 31, 2012 Restaurants Bolingbrook, IL Minimum	Dec. 31, 2012 Restaurants Bolingbrook, IL Maximum	Dec. 31, 2012 Restaurants Boone, NC		Dec. 31, 2012 Restaurants Boone, NC Minimum	Dec. 31, 2012 Restaurants Boone, NC Maximum	Dec. 31, 2012 Restaurants Borough Of Edinboro, PA		Dec. 31, 2012 Restaurants Borough Of Edinboro, PA Minimum	Dec. 31, 2012 Restaurants Borough Of Edinboro, PA Maximum	Dec. 31, 2012 Restaurants Bowie, MD		Dec. 31, 2012 Restaurants Bowie, MD Minimum	Dec. 31, 2012 Restaurants Bowie, MD Maximum	Dec. 31, 2012 Restaurants Bowie, MD		Dec. 31, 2012 Restaurants Bowie, MD Minimum	Dec. 31, 2012 Restaurants Bowie, MD Maximum	Dec. 31, 2012 Restaurants Branson, MO		Dec. 31, 2012 Restaurants Branson, MO Minimum	Dec. 31, 2012 Restaurants Branson, MO Maximum	Dec. 31, 2012 Restaurants Bristol ,TN		Dec. 31, 2012 Restaurants Bristol ,TN Minimum	Dec. 31, 2012 Restaurants Bristol ,TN Maximum	Dec. 31, 2012 Restaurants Bristol, TN		Dec. 31, 2012 Restaurants Bristol, TN Minimum	Dec. 31, 2012 Restaurants Bristol, TN Maximum	Dec. 31, 2012 Restaurants Bristol, VA		Dec. 31, 2012 Restaurants Bristol, VA Minimum	Dec. 31, 2012 Restaurants Bristol, VA Maximum	Dec. 31, 2012 Restaurants Bristol, VA		Dec. 31, 2012 Restaurants Bristol, VA Minimum	Dec. 31, 2012 Restaurants Bristol, VA Maximum	Dec. 31, 2012 Restaurants Brunswick, GA		Dec. 31, 2012 Restaurants Brunswick, GA Minimum	Dec. 31, 2012 Restaurants Brunswick, GA Maximum	Dec. 31, 2012 Restaurants Bryan, TX		Dec. 31, 2012 Restaurants Bryan, TX Minimum	Dec. 31, 2012 Restaurants Bryan, TX Maximum	Dec. 31, 2012 Restaurants Buckhannon, WV		Dec. 31, 2012 Restaurants Buckhannon, WV Minimum	Dec. 31, 2012 Restaurants Buckhannon, WV Maximum	Dec. 31, 2012 Restaurants Buffalo, MN		Dec. 31, 2012 Restaurants Buffalo, MN Minimum	Dec. 31, 2012 Restaurants Buffalo, MN Maximum	Dec. 31, 2012 Restaurants Buffalo, NY		Dec. 31, 2012 Restaurants Buffalo, NY Minimum	Dec. 31, 2012 Restaurants Buffalo, NY Maximum	Dec. 31, 2012 Restaurants Buffalo, NY		Dec. 31, 2012 Restaurants Buffalo, NY Minimum	Dec. 31, 2012 Restaurants Buffalo, NY Maximum	Dec. 31, 2012 Restaurants Burlington, IA		Dec. 31, 2012 Restaurants Burlington, IA Minimum	Dec. 31, 2012 Restaurants Burlington, IA Maximum	Dec. 31, 2012 Restaurants Burlington, IA		Dec. 31, 2012 Restaurants Burlington, IA Minimum	Dec. 31, 2012 Restaurants Burlington, IA Maximum	Dec. 31, 2012 Restaurants Burr Ridge, IL		Dec. 31, 2012 Restaurants Burr Ridge, IL Minimum	Dec. 31, 2012 Restaurants Burr Ridge, IL Maximum	Dec. 31, 2012 Restaurants Calhoun, GA		Dec. 31, 2012 Restaurants Calhoun, GA Minimum	Dec. 31, 2012 Restaurants Calhoun, GA Maximum	Dec. 31, 2012 Restaurants Canton, MI		Dec. 31, 2012 Restaurants Canton, MI Minimum	Dec. 31, 2012 Restaurants Canton, MI Maximum	Dec. 31, 2012 Restaurants Canton, OH		Dec. 31, 2012 Restaurants Canton, OH Minimum	Dec. 31, 2012 Restaurants Canton, OH Maximum	Dec. 31, 2012 Restaurants Carrollton, GA		Dec. 31, 2012 Restaurants Carrollton, GA Minimum	Dec. 31, 2012 Restaurants Carrollton, GA Maximum	Dec. 31, 2012 Restaurants Carrollton, GA		Dec. 31, 2012 Restaurants Carrollton, GA Minimum	Dec. 31, 2012 Restaurants Carrollton, GA Maximum	Dec. 31, 2012 Restaurants Carrollton, KY		Dec. 31, 2012 Restaurants Carrollton, KY Minimum	Dec. 31, 2012 Restaurants Carrollton, KY Maximum	Dec. 31, 2012 Restaurants Cartersville, GA		Dec. 31, 2012 Restaurants Cartersville, GA Minimum	Dec. 31, 2012 Restaurants Cartersville, GA Maximum	Dec. 31, 2012 Restaurants Cartersville, GA		Dec. 31, 2012 Restaurants Cartersville, GA Minimum	Dec. 31, 2012 Restaurants Cartersville, GA Maximum	Dec. 31, 2012 Restaurants Casper, WY		Dec. 31, 2012 Restaurants Casper, WY Minimum	Dec. 31, 2012 Restaurants Casper, WY Maximum	Dec. 31, 2012 Restaurants Cedar Hill, TX		Dec. 31, 2012 Restaurants Cedar Hill, TX Minimum	Dec. 31, 2012 Restaurants Cedar Hill, TX Maximum	Dec. 31, 2012 Restaurants Charleston, IL		Dec. 31, 2012 Restaurants Charleston, IL Minimum	Dec. 31, 2012 Restaurants Charleston, IL Maximum	Dec. 31, 2012 Restaurants Chatsworth, GA		Dec. 31, 2012 Restaurants Chatsworth, GA Minimum	Dec. 31, 2012 Restaurants Chatsworth, GA Maximum	Dec. 31, 2012 Restaurants Chattanooga, TN		Dec. 31, 2012 Restaurants Chattanooga, TN Minimum	Dec. 31, 2012 Restaurants Chattanooga, TN Maximum	Dec. 31, 2012 Restaurants Chattanooga, TN		Dec. 31, 2012 Restaurants Chattanooga, TN Minimum	Dec. 31, 2012 Restaurants Chattanooga, TN Maximum	Dec. 31, 2012 Restaurants Chattanooga, TN		Dec. 31, 2012 Restaurants Chattanooga, TN Minimum	Dec. 31, 2012 Restaurants Chattanooga, TN Maximum	Dec. 31, 2012 Restaurants Cheektowaga, NY		Dec. 31, 2012 Restaurants Cheektowaga, NY Minimum	Dec. 31, 2012 Restaurants Cheektowaga, NY Maximum	Dec. 31, 2012 Restaurants Chesapeake, VA		Dec. 31, 2012 Restaurants Chesapeake, VA Minimum	Dec. 31, 2012 Restaurants Chesapeake, VA Maximum	Dec. 31, 2012 Restaurants Cheyenne, WY		Dec. 31, 2012 Restaurants Cheyenne, WY Minimum	Dec. 31, 2012 Restaurants Cheyenne, WY Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chicago, IL		Dec. 31, 2012 Restaurants Chicago, IL Minimum	Dec. 31, 2012 Restaurants Chicago, IL Maximum	Dec. 31, 2012 Restaurants Chickasha, OK		Dec. 31, 2012 Restaurants Chickasha, OK Minimum	Dec. 31, 2012 Restaurants Chickasha, OK Maximum	Dec. 31, 2012 Restaurants Christiansburg, VA		Dec. 31, 2012 Restaurants Christiansburg, VA Minimum	Dec. 31, 2012 Restaurants Christiansburg, VA Maximum	Dec. 31, 2012 Restaurants City of Ashtabula, OH		Dec. 31, 2012 Restaurants City of Ashtabula, OH Minimum	Dec. 31, 2012 Restaurants City of Ashtabula, OH Maximum	Dec. 31, 2012 Restaurants City of Brooklyn, OH		Dec. 31, 2012 Restaurants City of Brooklyn, OH Minimum	Dec. 31, 2012 Restaurants City of Brooklyn, OH Maximum	Dec. 31, 2012 Restaurants City of Canfield, OH		Dec. 31, 2012 Restaurants City of Canfield, OH Minimum	Dec. 31, 2012 Restaurants City of Canfield, OH Maximum	Dec. 31, 2012 Restaurants City Of Corry, PA		Dec. 31, 2012 Restaurants City Of Corry, PA Minimum	Dec. 31, 2012 Restaurants City Of Corry, PA Maximum	Dec. 31, 2012 Restaurants City of Erie, PA		Dec. 31, 2012 Restaurants City of Erie, PA Minimum	Dec. 31, 2012 Restaurants City of Erie, PA Maximum	Dec. 31, 2012 Restaurants City of Middleburg Heights, OH		Dec. 31, 2012 Restaurants City of Middleburg Heights, OH Minimum	Dec. 31, 2012 Restaurants City of Middleburg Heights, OH Maximum	Dec. 31, 2012 Restaurants City of Olean, NY		Dec. 31, 2012 Restaurants City of Olean, NY Minimum	Dec. 31, 2012 Restaurants City of Olean, NY Maximum	Dec. 31, 2012 Restaurants City of Titusville, PA		Dec. 31, 2012 Restaurants City of Titusville, PA Minimum	Dec. 31, 2012 Restaurants City of Titusville, PA Maximum	Dec. 31, 2012 Restaurants City of Warren, PA		Dec. 31, 2012 Restaurants City of Warren, PA Minimum	Dec. 31, 2012 Restaurants City of Warren, PA Maximum	Dec. 31, 2012 Restaurants Clear Lake, IA		Dec. 31, 2012 Restaurants Clear Lake, IA Minimum	Dec. 31, 2012 Restaurants Clear Lake, IA Maximum	Dec. 31, 2012 Restaurants Clearwater, FL		Dec. 31, 2012 Restaurants Clearwater, FL Minimum	Dec. 31, 2012 Restaurants Clearwater, FL Maximum	Dec. 31, 2012 Restaurants Cleveland, TN		Dec. 31, 2012 Restaurants Cleveland, TN Minimum	Dec. 31, 2012 Restaurants Cleveland, TN Maximum	Dec. 31, 2012 Restaurants Clinton, MD		Dec. 31, 2012 Restaurants Clinton, MD Minimum	Dec. 31, 2012 Restaurants Clinton, MD Maximum	Dec. 31, 2012 Restaurants Clinton, TN		Dec. 31, 2012 Restaurants Clinton, TN Minimum	Dec. 31, 2012 Restaurants Clinton, TN Maximum	Dec. 31, 2012 Restaurants Colonie, NY		Dec. 31, 2012 Restaurants Colonie, NY Minimum	Dec. 31, 2012 Restaurants Colonie, NY Maximum	Dec. 31, 2012 Restaurants Colorado Springs, CO		Dec. 31, 2012 Restaurants Colorado Springs, CO Minimum	Dec. 31, 2012 Restaurants Colorado Springs, CO Maximum	Dec. 31, 2012 Restaurants Columbia Heights, MN		Dec. 31, 2012 Restaurants Columbia Heights, MN Minimum	Dec. 31, 2012 Restaurants Columbia Heights, MN Maximum	Dec. 31, 2012 Restaurants Columbus, MS		Dec. 31, 2012 Restaurants Columbus, MS Minimum	Dec. 31, 2012 Restaurants Columbus, MS Maximum	Dec. 31, 2012 Restaurants Columbus, OH		Dec. 31, 2012 Restaurants Columbus, OH Minimum	Dec. 31, 2012 Restaurants Columbus, OH Maximum	Dec. 31, 2012 Restaurants Columbus, OH		Dec. 31, 2012 Restaurants Columbus, OH Minimum	Dec. 31, 2012 Restaurants Columbus, OH Maximum	Dec. 31, 2012 Restaurants Conyers, GA		Dec. 31, 2012 Restaurants Conyers, GA Minimum	Dec. 31, 2012 Restaurants Conyers, GA Maximum	Dec. 31, 2012 Restaurants Conyers, GA		Dec. 31, 2012 Restaurants Conyers, GA Minimum	Dec. 31, 2012 Restaurants Conyers, GA Maximum	Dec. 31, 2012 Restaurants Copperas Cove, TX		Dec. 31, 2012 Restaurants Copperas Cove, TX Minimum	Dec. 31, 2012 Restaurants Copperas Cove, TX Maximum	Dec. 31, 2012 Restaurants Council Bluffs, IA		Dec. 31, 2012 Restaurants Council Bluffs, IA Minimum	Dec. 31, 2012 Restaurants Council Bluffs, IA Maximum	Dec. 31, 2012 Restaurants Covington, GA		Dec. 31, 2012 Restaurants Covington, GA Minimum	Dec. 31, 2012 Restaurants Covington, GA Maximum	Dec. 31, 2012 Restaurants Crawfordsville, IN		Dec. 31, 2012 Restaurants Crawfordsville, IN Minimum	Dec. 31, 2012 Restaurants Crawfordsville, IN Maximum	Dec. 31, 2012 Restaurants Creston, IA		Dec. 31, 2012 Restaurants Creston, IA Minimum	Dec. 31, 2012 Restaurants Creston, IA Maximum	Dec. 31, 2012 Restaurants Crossville, TN		Dec. 31, 2012 Restaurants Crossville, TN Minimum	Dec. 31, 2012 Restaurants Crossville, TN Maximum	Dec. 31, 2012 Restaurants Crossville, TN		Dec. 31, 2012 Restaurants Crossville, TN Minimum	Dec. 31, 2012 Restaurants Crossville, TN Maximum	Dec. 31, 2012 Restaurants Culpeper, VA		Dec. 31, 2012 Restaurants Culpeper, VA Minimum	Dec. 31, 2012 Restaurants Culpeper, VA Maximum	Dec. 31, 2012 Restaurants Cumming, GA		Dec. 31, 2012 Restaurants Cumming, GA Minimum	Dec. 31, 2012 Restaurants Cumming, GA Maximum	Dec. 31, 2012 Restaurants Dallas, TX		Dec. 31, 2012 Restaurants Dallas, TX Minimum	Dec. 31, 2012 Restaurants Dallas, TX Maximum	Dec. 31, 2012 Restaurants Dallas, TX		Dec. 31, 2012 Restaurants Dallas, TX Minimum	Dec. 31, 2012 Restaurants Dallas, TX Maximum	Dec. 31, 2012 Restaurants Danville, IL		Dec. 31, 2012 Restaurants Danville, IL Minimum	Dec. 31, 2012 Restaurants Danville, IL Maximum	Dec. 31, 2012 Restaurants Daphne, AL		Dec. 31, 2012 Restaurants Daphne, AL Minimum	Dec. 31, 2012 Restaurants Daphne, AL Maximum	Dec. 31, 2012 Restaurants Davenport, IA		Dec. 31, 2012 Restaurants Davenport, IA Minimum	Dec. 31, 2012 Restaurants Davenport, IA Maximum	Dec. 31, 2012 Restaurants Davenport, IA		Dec. 31, 2012 Restaurants Davenport, IA Minimum	Dec. 31, 2012 Restaurants Davenport, IA Maximum	Dec. 31, 2012 Restaurants Davenport, IA		Dec. 31, 2012 Restaurants Davenport, IA Minimum	Dec. 31, 2012 Restaurants Davenport, IA Maximum	Dec. 31, 2012 Restaurants Dayton, OH		Dec. 31, 2012 Restaurants Dayton, OH Minimum	Dec. 31, 2012 Restaurants Dayton, OH Maximum	Dec. 31, 2012 Restaurants Dayton, OH		Dec. 31, 2012 Restaurants Dayton, OH Minimum	Dec. 31, 2012 Restaurants Dayton, OH Maximum	Dec. 31, 2012 Restaurants Dayton, TN		Dec. 31, 2012 Restaurants Dayton, TN Minimum	Dec. 31, 2012 Restaurants Dayton, TN Maximum	Dec. 31, 2012 Restaurants De Witt, IA		Dec. 31, 2012 Restaurants De Witt, IA Minimum	Dec. 31, 2012 Restaurants De Witt, IA Maximum	Dec. 31, 2012 Restaurants Decatur, GA		Dec. 31, 2012 Restaurants Decatur, GA Minimum	Dec. 31, 2012 Restaurants Decatur, GA Maximum	Dec. 31, 2012 Restaurants Decatur, IL		Dec. 31, 2012 Restaurants Decatur, IL Minimum	Dec. 31, 2012 Restaurants Decatur, IL Maximum	Dec. 31, 2012 Restaurants Decorah, IA		Dec. 31, 2012 Restaurants Decorah, IA Minimum	Dec. 31, 2012 Restaurants Decorah, IA Maximum	Dec. 31, 2012 Restaurants Deerfield Beach, FL		Dec. 31, 2012 Restaurants Deerfield Beach, FL Minimum	Dec. 31, 2012 Restaurants Deerfield Beach, FL Maximum	Dec. 31, 2012 Restaurants DeKalb, IL		Dec. 31, 2012 Restaurants DeKalb, IL Minimum	Dec. 31, 2012 Restaurants DeKalb, IL Maximum	Dec. 31, 2012 Restaurants Denham Springs, LA		Dec. 31, 2012 Restaurants Denham Springs, LA Minimum	Dec. 31, 2012 Restaurants Denham Springs, LA Maximum	Dec. 31, 2012 Restaurants Des Moines, IA		Dec. 31, 2012 Restaurants Des Moines, IA Minimum	Dec. 31, 2012 Restaurants Des Moines, IA Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Detroit, MI		Dec. 31, 2012 Restaurants Detroit, MI Minimum	Dec. 31, 2012 Restaurants Detroit, MI Maximum	Dec. 31, 2012 Restaurants Dickinson, ND		Dec. 31, 2012 Restaurants Dickinson, ND Minimum	Dec. 31, 2012 Restaurants Dickinson, ND Maximum	Dec. 31, 2012 Restaurants Douglassville, GA		Dec. 31, 2012 Restaurants Douglassville, GA Minimum	Dec. 31, 2012 Restaurants Douglassville, GA Maximum	Dec. 31, 2012 Restaurants Douglassville, GA		Dec. 31, 2012 Restaurants Douglassville, GA Minimum	Dec. 31, 2012 Restaurants Douglassville, GA Maximum	Dec. 31, 2012 Restaurants Douglasville, GA		Dec. 31, 2012 Restaurants Douglasville, GA Minimum	Dec. 31, 2012 Restaurants Douglasville, GA Maximum	Dec. 31, 2012 Restaurants Dubuque, IA		Dec. 31, 2012 Restaurants Dubuque, IA Minimum	Dec. 31, 2012 Restaurants Dubuque, IA Maximum	Dec. 31, 2012 Restaurants Duluth, MN		Dec. 31, 2012 Restaurants Duluth, MN Minimum	Dec. 31, 2012 Restaurants Duluth, MN Maximum	Dec. 31, 2012 Restaurants Duluth, MN		Dec. 31, 2012 Restaurants Duluth, MN Minimum	Dec. 31, 2012 Restaurants Duluth, MN Maximum	Dec. 31, 2012 Restaurants Dyersville, IA		Dec. 31, 2012 Restaurants Dyersville, IA Minimum	Dec. 31, 2012 Restaurants Dyersville, IA Maximum	Dec. 31, 2012 Restaurants E Aurora, NY		Dec. 31, 2012 Restaurants E Aurora, NY Minimum	Dec. 31, 2012 Restaurants E Aurora, NY Maximum	Dec. 31, 2012 Restaurants Eagle Pass, TX		Dec. 31, 2012 Restaurants Eagle Pass, TX Minimum	Dec. 31, 2012 Restaurants Eagle Pass, TX Maximum	Dec. 31, 2012 Restaurants East Ellijay, GA		Dec. 31, 2012 Restaurants East Ellijay, GA Minimum	Dec. 31, 2012 Restaurants East Ellijay, GA Maximum	Dec. 31, 2012 Restaurants East Moline, IL		Dec. 31, 2012 Restaurants East Moline, IL Minimum	Dec. 31, 2012 Restaurants East Moline, IL Maximum	Dec. 31, 2012 Restaurants East St. Louis, IL		Dec. 31, 2012 Restaurants East St. Louis, IL Minimum	Dec. 31, 2012 Restaurants East St. Louis, IL Maximum	Dec. 31, 2012 Restaurants Edinburg, TX		Dec. 31, 2012 Restaurants Edinburg, TX Minimum	Dec. 31, 2012 Restaurants Edinburg, TX Maximum	Dec. 31, 2012 Restaurants Effingham, IL		Dec. 31, 2012 Restaurants Effingham, IL Minimum	Dec. 31, 2012 Restaurants Effingham, IL Maximum	Dec. 31, 2012 Restaurants Effingham, IL		Dec. 31, 2012 Restaurants Effingham, IL Minimum	Dec. 31, 2012 Restaurants Effingham, IL Maximum	Dec. 31, 2012 Restaurants El Paso, TX		Dec. 31, 2012 Restaurants El Paso, TX Minimum	Dec. 31, 2012 Restaurants El Paso, TX Maximum	Dec. 31, 2012 Restaurants Elgin, IL		Dec. 31, 2012 Restaurants Elgin, IL Minimum	Dec. 31, 2012 Restaurants Elgin, IL Maximum	Dec. 31, 2012 Restaurants Elizabethton, TN		Dec. 31, 2012 Restaurants Elizabethton, TN Minimum	Dec. 31, 2012 Restaurants Elizabethton, TN Maximum	Dec. 31, 2012 Restaurants Elizabethton, TN		Dec. 31, 2012 Restaurants Elizabethton, TN Minimum	Dec. 31, 2012 Restaurants Elizabethton, TN Maximum	Dec. 31, 2012 Restaurants Elk River, MN		Dec. 31, 2012 Restaurants Elk River, MN Minimum	Dec. 31, 2012 Restaurants Elk River, MN Maximum	Dec. 31, 2012 Restaurants Elmwood Park, IL		Dec. 31, 2012 Restaurants Elmwood Park, IL Minimum	Dec. 31, 2012 Restaurants Elmwood Park, IL Maximum	Dec. 31, 2012 Restaurants Emmitsburg, MD		Dec. 31, 2012 Restaurants Emmitsburg, MD Minimum	Dec. 31, 2012 Restaurants Emmitsburg, MD Maximum	Dec. 31, 2012 Restaurants Ephrata, PA		Dec. 31, 2012 Restaurants Ephrata, PA Minimum	Dec. 31, 2012 Restaurants Ephrata, PA Maximum	Dec. 31, 2012 Restaurants Escanaba, MI		Dec. 31, 2012 Restaurants Escanaba, MI Minimum	Dec. 31, 2012 Restaurants Escanaba, MI Maximum	Dec. 31, 2012 Restaurants Eureka, IL		Dec. 31, 2012 Restaurants Eureka, IL Minimum	Dec. 31, 2012 Restaurants Eureka, IL Maximum	Dec. 31, 2012 Restaurants Eustis, FL		Dec. 31, 2012 Restaurants Eustis, FL Minimum	Dec. 31, 2012 Restaurants Eustis, FL Maximum	Dec. 31, 2012 Restaurants Evansville, IN		Dec. 31, 2012 Restaurants Evansville, IN Minimum	Dec. 31, 2012 Restaurants Evansville, IN Maximum	Dec. 31, 2012 Restaurants Fairborn, OH		Dec. 31, 2012 Restaurants Fairborn, OH Minimum	Dec. 31, 2012 Restaurants Fairborn, OH Maximum	Dec. 31, 2012 Restaurants Fairview Heights, IL		Dec. 31, 2012 Restaurants Fairview Heights, IL Minimum	Dec. 31, 2012 Restaurants Fairview Heights, IL Maximum	Dec. 31, 2012 Restaurants Fayetteville, NC		Dec. 31, 2012 Restaurants Fayetteville, NC Minimum	Dec. 31, 2012 Restaurants Fayetteville, NC Maximum	Dec. 31, 2012 Restaurants Fayetteville, NC		Dec. 31, 2012 Restaurants Fayetteville, NC Minimum	Dec. 31, 2012 Restaurants Fayetteville, NC Maximum	Dec. 31, 2012 Restaurants Fayetteville, NC		Dec. 31, 2012 Restaurants Fayetteville, NC Minimum	Dec. 31, 2012 Restaurants Fayetteville, NC Maximum	Dec. 31, 2012 Restaurants Ferguson, MO		Dec. 31, 2012 Restaurants Ferguson, MO Minimum	Dec. 31, 2012 Restaurants Ferguson, MO Maximum	Dec. 31, 2012 Restaurants Flint, MI		Dec. 31, 2012 Restaurants Flint, MI Minimum	Dec. 31, 2012 Restaurants Flint, MI Maximum	Dec. 31, 2012 Restaurants Florence, KY		Dec. 31, 2012 Restaurants Florence, KY Minimum	Dec. 31, 2012 Restaurants Florence, KY Maximum	Dec. 31, 2012 Restaurants Forest City, IA		Dec. 31, 2012 Restaurants Forest City, IA Minimum	Dec. 31, 2012 Restaurants Forest City, IA Maximum	Dec. 31, 2012 Restaurants Forest Park, GA		Dec. 31, 2012 Restaurants Forest Park, GA Minimum	Dec. 31, 2012 Restaurants Forest Park, GA Maximum	Dec. 31, 2012 Restaurants Forsyth, GA		Dec. 31, 2012 Restaurants Forsyth, GA Minimum	Dec. 31, 2012 Restaurants Forsyth, GA Maximum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL		Dec. 31, 2012 Restaurants Fort Lauderdale, FL Minimum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL Maximum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL		Dec. 31, 2012 Restaurants Fort Lauderdale, FL Minimum	Dec. 31, 2012 Restaurants Fort Lauderdale, FL Maximum	Dec. 31, 2012 Restaurants Fort Pierce, FL		Dec. 31, 2012 Restaurants Fort Pierce, FL Minimum	Dec. 31, 2012 Restaurants Fort Pierce, FL Maximum	Dec. 31, 2012 Restaurants Fort Smith, AR		Dec. 31, 2012 Restaurants Fort Smith, AR Minimum	Dec. 31, 2012 Restaurants Fort Smith, AR Maximum	Dec. 31, 2012 Restaurants Fort Smith, AR		Dec. 31, 2012 Restaurants Fort Smith, AR Minimum	Dec. 31, 2012 Restaurants Fort Smith, AR Maximum	Dec. 31, 2012 Restaurants Fort Wayne, IN		Dec. 31, 2012 Restaurants Fort Wayne, IN Minimum	Dec. 31, 2012 Restaurants Fort Wayne, IN Maximum	Dec. 31, 2012 Restaurants Fort Wayne, IN		Dec. 31, 2012 Restaurants Fort Wayne, IN Minimum	Dec. 31, 2012 Restaurants Fort Wayne, IN Maximum	Dec. 31, 2012 Restaurants Fort Wayne, IN		Dec. 31, 2012 Restaurants Fort Wayne, IN Minimum	Dec. 31, 2012 Restaurants Fort Wayne, IN Maximum	Dec. 31, 2012 Restaurants Foster Township, PA		Dec. 31, 2012 Restaurants Foster Township, PA Minimum	Dec. 31, 2012 Restaurants Foster Township, PA Maximum	Dec. 31, 2012 Restaurants Fountain Hills, AZ		Dec. 31, 2012 Restaurants Fountain Hills, AZ Minimum	Dec. 31, 2012 Restaurants Fountain Hills, AZ Maximum	Dec. 31, 2012 Restaurants Frederick, MD		Dec. 31, 2012 Restaurants Frederick, MD Minimum	Dec. 31, 2012 Restaurants Frederick, MD Maximum	Dec. 31, 2012 Restaurants Fredonia, NY		Dec. 31, 2012 Restaurants Fredonia, NY Minimum	Dec. 31, 2012 Restaurants Fredonia, NY Maximum	Dec. 31, 2012 Restaurants Ft Madison, IA		Dec. 31, 2012 Restaurants Ft Madison, IA Minimum	Dec. 31, 2012 Restaurants Ft Madison, IA Maximum	Dec. 31, 2012 Restaurants Ft. Collins, CO		Dec. 31, 2012 Restaurants Ft. Collins, CO Minimum	Dec. 31, 2012 Restaurants Ft. Collins, CO Maximum	Dec. 31, 2012 Restaurants Ft. Myers, FL		Dec. 31, 2012 Restaurants Ft. Myers, FL Minimum	Dec. 31, 2012 Restaurants Ft. Myers, FL Maximum	Dec. 31, 2012 Restaurants Gadsden, AL		Dec. 31, 2012 Restaurants Gadsden, AL Minimum	Dec. 31, 2012 Restaurants Gadsden, AL Maximum	Dec. 31, 2012 Restaurants Garner, NC		Dec. 31, 2012 Restaurants Garner, NC Minimum	Dec. 31, 2012 Restaurants Garner, NC Maximum	Dec. 31, 2012 Restaurants Gary, IN		Dec. 31, 2012 Restaurants Gary, IN Minimum	Dec. 31, 2012 Restaurants Gary, IN Maximum	Dec. 31, 2012 Restaurants Gary, IN		Dec. 31, 2012 Restaurants Gary, IN Minimum	Dec. 31, 2012 Restaurants Gary, IN Maximum	Dec. 31, 2012 Restaurants Gary, IN		Dec. 31, 2012 Restaurants Gary, IN Minimum	Dec. 31, 2012 Restaurants Gary, IN Maximum	Dec. 31, 2012 Restaurants Geneva, AL		Dec. 31, 2012 Restaurants Geneva, AL Minimum	Dec. 31, 2012 Restaurants Geneva, AL Maximum	Dec. 31, 2012 Restaurants Geneva, NY		Dec. 31, 2012 Restaurants Geneva, NY Minimum	Dec. 31, 2012 Restaurants Geneva, NY Maximum	Dec. 31, 2012 Restaurants Gilbert, AZ		Dec. 31, 2012 Restaurants Gilbert, AZ Minimum	Dec. 31, 2012 Restaurants Gilbert, AZ Maximum	Dec. 31, 2012 Restaurants Gilman, IL		Dec. 31, 2012 Restaurants Gilman, IL Minimum	Dec. 31, 2012 Restaurants Gilman, IL Maximum	Dec. 31, 2012 Restaurants Glendale, AZ		Dec. 31, 2012 Restaurants Glendale, AZ Minimum	Dec. 31, 2012 Restaurants Glendale, AZ Maximum	Dec. 31, 2012 Restaurants Glendale, AZ		Dec. 31, 2012 Restaurants Glendale, AZ Minimum	Dec. 31, 2012 Restaurants Glendale, AZ Maximum	Dec. 31, 2012 Restaurants Greensboro, NC		Dec. 31, 2012 Restaurants Greensboro, NC Minimum	Dec. 31, 2012 Restaurants Greensboro, NC Maximum	Dec. 31, 2012 Restaurants Greenville, TN		Dec. 31, 2012 Restaurants Greenville, TN Minimum	Dec. 31, 2012 Restaurants Greenville, TN Maximum	Dec. 31, 2012 Restaurants Greenville, TX		Dec. 31, 2012 Restaurants Greenville, TX Minimum	Dec. 31, 2012 Restaurants Greenville, TX Maximum	Dec. 31, 2012 Restaurants Grove City Borough, PA		Dec. 31, 2012 Restaurants Grove City Borough, PA Minimum	Dec. 31, 2012 Restaurants Grove City Borough, PA Maximum	Dec. 31, 2012 Restaurants Gulfport, MS		Dec. 31, 2012 Restaurants Gulfport, MS Minimum	Dec. 31, 2012 Restaurants Gulfport, MS Maximum	Dec. 31, 2012 Restaurants Gurnee, IL		Dec. 31, 2012 Restaurants Gurnee, IL Minimum	Dec. 31, 2012 Restaurants Gurnee, IL Maximum	Dec. 31, 2012 Restaurants Hagerstown, MD		Dec. 31, 2012 Restaurants Hagerstown, MD Minimum	Dec. 31, 2012 Restaurants Hagerstown, MD Maximum	Dec. 31, 2012 Restaurants Hamilton, NY		Dec. 31, 2012 Restaurants Hamilton, NY Minimum	Dec. 31, 2012 Restaurants Hamilton, NY Maximum	Dec. 31, 2012 Restaurants Hampton, GA		Dec. 31, 2012 Restaurants Hampton, GA Minimum	Dec. 31, 2012 Restaurants Hampton, GA Maximum	Dec. 31, 2012 Restaurants Harborcreek Township, PA		Dec. 31, 2012 Restaurants Harborcreek Township, PA Minimum	Dec. 31, 2012 Restaurants Harborcreek Township, PA Maximum	Dec. 31, 2012 Restaurants Harriman, TN		Dec. 31, 2012 Restaurants Harriman, TN Minimum	Dec. 31, 2012 Restaurants Harriman, TN Maximum	Dec. 31, 2012 Restaurants Harriman, TN		Dec. 31, 2012 Restaurants Harriman, TN Minimum	Dec. 31, 2012 Restaurants Harriman, TN Maximum	Dec. 31, 2012 Restaurants Harrisburg, PA		Dec. 31, 2012 Restaurants Harrisburg, PA Minimum	Dec. 31, 2012 Restaurants Harrisburg, PA Maximum	Dec. 31, 2012 Restaurants Harrisburg, PA		Dec. 31, 2012 Restaurants Harrisburg, PA Minimum	Dec. 31, 2012 Restaurants Harrisburg, PA Maximum	Dec. 31, 2012 Restaurants Harrisburg, PA		Dec. 31, 2012 Restaurants Harrisburg, PA Minimum	Dec. 31, 2012 Restaurants Harrisburg, PA Maximum	Dec. 31, 2012 Restaurants Harvey, IL		Dec. 31, 2012 Restaurants Harvey, IL Minimum	Dec. 31, 2012 Restaurants Harvey, IL Maximum	Dec. 31, 2012 Restaurants Havana, IL		Dec. 31, 2012 Restaurants Havana, IL Minimum	Dec. 31, 2012 Restaurants Havana, IL Maximum	Dec. 31, 2012 Restaurants Hermitage, PA		Dec. 31, 2012 Restaurants Hermitage, PA Minimum	Dec. 31, 2012 Restaurants Hermitage, PA Maximum	Dec. 31, 2012 Restaurants Hibbing, MN		Dec. 31, 2012 Restaurants Hibbing, MN Minimum	Dec. 31, 2012 Restaurants Hibbing, MN Maximum	Dec. 31, 2012 Restaurants Hickory, NC		Dec. 31, 2012 Restaurants Hickory, NC Minimum	Dec. 31, 2012 Restaurants Hickory, NC Maximum	Dec. 31, 2012 Restaurants Hickory, NC		Dec. 31, 2012 Restaurants Hickory, NC Minimum	Dec. 31, 2012 Restaurants Hickory, NC Maximum	Dec. 31, 2012 Restaurants Hilliard, OH		Dec. 31, 2012 Restaurants Hilliard, OH Minimum	Dec. 31, 2012 Restaurants Hilliard, OH Maximum	Dec. 31, 2012 Restaurants Hiram, GA		Dec. 31, 2012 Restaurants Hiram, GA Minimum	Dec. 31, 2012 Restaurants Hiram, GA Maximum	Dec. 31, 2012 Restaurants Hodgkins, IL		Dec. 31, 2012 Restaurants Hodgkins, IL Minimum	Dec. 31, 2012 Restaurants Hodgkins, IL Maximum	Dec. 31, 2012 Restaurants Hope Mills, NC		Dec. 31, 2012 Restaurants Hope Mills, NC Minimum	Dec. 31, 2012 Restaurants Hope Mills, NC Maximum	Dec. 31, 2012 Restaurants Hornell, NY		Dec. 31, 2012 Restaurants Hornell, NY Minimum	Dec. 31, 2012 Restaurants Hornell, NY Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Houston, TX		Dec. 31, 2012 Restaurants Houston, TX Minimum	Dec. 31, 2012 Restaurants Houston, TX Maximum	Dec. 31, 2012 Restaurants Howland Township, OH		Dec. 31, 2012 Restaurants Howland Township, OH Minimum	Dec. 31, 2012 Restaurants Howland Township, OH Maximum	Dec. 31, 2012 Restaurants Hudson, NC		Dec. 31, 2012 Restaurants Hudson, NC Minimum	Dec. 31, 2012 Restaurants Hudson, NC Maximum	Dec. 31, 2012 Restaurants Hyattsville, MD		Dec. 31, 2012 Restaurants Hyattsville, MD Minimum	Dec. 31, 2012 Restaurants Hyattsville, MD Maximum	Dec. 31, 2012 Restaurants Independence, IA		Dec. 31, 2012 Restaurants Independence, IA Minimum	Dec. 31, 2012 Restaurants Independence, IA Maximum	Dec. 31, 2012 Restaurants Independence, MO		Dec. 31, 2012 Restaurants Independence, MO Minimum	Dec. 31, 2012 Restaurants Independence, MO Maximum	Dec. 31, 2012 Restaurants Independence, MO		Dec. 31, 2012 Restaurants Independence, MO Minimum	Dec. 31, 2012 Restaurants Independence, MO Maximum	Dec. 31, 2012 Restaurants Independence, OH		Dec. 31, 2012 Restaurants Independence, OH Minimum	Dec. 31, 2012 Restaurants Independence, OH Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Indianapolis, IN		Dec. 31, 2012 Restaurants Indianapolis, IN Minimum	Dec. 31, 2012 Restaurants Indianapolis, IN Maximum	Dec. 31, 2012 Restaurants Jackson, GA		Dec. 31, 2012 Restaurants Jackson, GA Minimum	Dec. 31, 2012 Restaurants Jackson, GA Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jacksonville, FL		Dec. 31, 2012 Restaurants Jacksonville, FL Minimum	Dec. 31, 2012 Restaurants Jacksonville, FL Maximum	Dec. 31, 2012 Restaurants Jamestown, NY		Dec. 31, 2012 Restaurants Jamestown, NY Minimum	Dec. 31, 2012 Restaurants Jamestown, NY Maximum	Dec. 31, 2012 Restaurants Jockson Township, OH		Dec. 31, 2012 Restaurants Jockson Township, OH Minimum	Dec. 31, 2012 Restaurants Jockson Township, OH Maximum	Dec. 31, 2012 Restaurants Johnson City, TN		Dec. 31, 2012 Restaurants Johnson City, TN Minimum	Dec. 31, 2012 Restaurants Johnson City, TN Maximum	Dec. 31, 2012 Restaurants Joliet, IL		Dec. 31, 2012 Restaurants Joliet, IL Minimum	Dec. 31, 2012 Restaurants Joliet, IL Maximum	Dec. 31, 2012 Restaurants Joliet, IL		Dec. 31, 2012 Restaurants Joliet, IL Minimum	Dec. 31, 2012 Restaurants Joliet, IL Maximum	Dec. 31, 2012 Restaurants Jonesborough, TN		Dec. 31, 2012 Restaurants Jonesborough, TN Minimum	Dec. 31, 2012 Restaurants Jonesborough, TN Maximum	Dec. 31, 2012 Restaurants Kansas City, KS		Dec. 31, 2012 Restaurants Kansas City, KS Minimum	Dec. 31, 2012 Restaurants Kansas City, KS Maximum	Dec. 31, 2012 Restaurants Kansas City, KS		Dec. 31, 2012 Restaurants Kansas City, KS Minimum	Dec. 31, 2012 Restaurants Kansas City, KS Maximum	Dec. 31, 2012 Restaurants Kansas City, MO		Dec. 31, 2012 Restaurants Kansas City, MO Minimum	Dec. 31, 2012 Restaurants Kansas City, MO Maximum	Dec. 31, 2012 Restaurants Kansas City, MO		Dec. 31, 2012 Restaurants Kansas City, MO Minimum	Dec. 31, 2012 Restaurants Kansas City, MO Maximum	Dec. 31, 2012 Restaurants Kennesaw, GA		Dec. 31, 2012 Restaurants Kennesaw, GA Minimum	Dec. 31, 2012 Restaurants Kennesaw, GA Maximum	Dec. 31, 2012 Restaurants Kennesaw, GA		Dec. 31, 2012 Restaurants Kennesaw, GA Minimum	Dec. 31, 2012 Restaurants Kennesaw, GA Maximum	Dec. 31, 2012 Restaurants Kimball, TN		Dec. 31, 2012 Restaurants Kimball, TN Minimum	Dec. 31, 2012 Restaurants Kimball, TN Maximum	Dec. 31, 2012 Restaurants Kingsport, TN		Dec. 31, 2012 Restaurants Kingsport, TN Minimum	Dec. 31, 2012 Restaurants Kingsport, TN Maximum	Dec. 31, 2012 Restaurants Kingsport, TN		Dec. 31, 2012 Restaurants Kingsport, TN Minimum	Dec. 31, 2012 Restaurants Kingsport, TN Maximum	Dec. 31, 2012 Restaurants Kingwood, TX		Dec. 31, 2012 Restaurants Kingwood, TX Minimum	Dec. 31, 2012 Restaurants Kingwood, TX Maximum	Dec. 31, 2012 Restaurants Kingwood, WV		Dec. 31, 2012 Restaurants Kingwood, WV Minimum	Dec. 31, 2012 Restaurants Kingwood, WV Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants Knoxville, TN		Dec. 31, 2012 Restaurants Knoxville, TN Minimum	Dec. 31, 2012 Restaurants Knoxville, TN Maximum	Dec. 31, 2012 Restaurants La Mesa, CA		Dec. 31, 2012 Restaurants La Mesa, CA Minimum	Dec. 31, 2012 Restaurants La Mesa, CA Maximum	Dec. 31, 2012 Restaurants La Vista, NE		Dec. 31, 2012 Restaurants La Vista, NE Minimum	Dec. 31, 2012 Restaurants La Vista, NE Maximum	Dec. 31, 2012 Restaurants Lafayette, GA		Dec. 31, 2012 Restaurants Lafayette, GA Minimum	Dec. 31, 2012 Restaurants Lafayette, GA Maximum	Dec. 31, 2012 Restaurants Lakeville, MN		Dec. 31, 2012 Restaurants Lakeville, MN Minimum	Dec. 31, 2012 Restaurants Lakeville, MN Maximum	Dec. 31, 2012 Restaurants Lancaster, PA		Dec. 31, 2012 Restaurants Lancaster, PA Minimum	Dec. 31, 2012 Restaurants Lancaster, PA Maximum	Dec. 31, 2012 Restaurants Lander, WY		Dec. 31, 2012 Restaurants Lander, WY Minimum	Dec. 31, 2012 Restaurants Lander, WY Maximum	Dec. 31, 2012 Restaurants Lanham, MD		Dec. 31, 2012 Restaurants Lanham, MD Minimum	Dec. 31, 2012 Restaurants Lanham, MD Maximum	Dec. 31, 2012 Restaurants Lebanon, PA		Dec. 31, 2012 Restaurants Lebanon, PA Minimum	Dec. 31, 2012 Restaurants Lebanon, PA Maximum	Dec. 31, 2012 Restaurants Leeds, AL		Dec. 31, 2012 Restaurants Leeds, AL Minimum	Dec. 31, 2012 Restaurants Leeds, AL Maximum	Dec. 31, 2012 Restaurants Lees Summit, MO		Dec. 31, 2012 Restaurants Lees Summit, MO Minimum	Dec. 31, 2012 Restaurants Lees Summit, MO Maximum	Dec. 31, 2012 Restaurants Lewis Center, OH		Dec. 31, 2012 Restaurants Lewis Center, OH Minimum	Dec. 31, 2012 Restaurants Lewis Center, OH Maximum	Dec. 31, 2012 Restaurants Lexington, KY		Dec. 31, 2012 Restaurants Lexington, KY Minimum	Dec. 31, 2012 Restaurants Lexington, KY Maximum	Dec. 31, 2012 Restaurants Lexington, KY		Dec. 31, 2012 Restaurants Lexington, KY Minimum	Dec. 31, 2012 Restaurants Lexington, KY Maximum	Dec. 31, 2012 Restaurants Lexington, KY		Dec. 31, 2012 Restaurants Lexington, KY Minimum	Dec. 31, 2012 Restaurants Lexington, KY Maximum	Dec. 31, 2012 Restaurants Lillington, NC		Dec. 31, 2012 Restaurants Lillington, NC Minimum	Dec. 31, 2012 Restaurants Lillington, NC Maximum	Dec. 31, 2012 Restaurants Lincoln, IL		Dec. 31, 2012 Restaurants Lincoln, IL Minimum	Dec. 31, 2012 Restaurants Lincoln, IL Maximum	Dec. 31, 2012 Restaurants Lithia Springs, GA		Dec. 31, 2012 Restaurants Lithia Springs, GA Minimum	Dec. 31, 2012 Restaurants Lithia Springs, GA Maximum	Dec. 31, 2012 Restaurants Little Rock, AR		Dec. 31, 2012 Restaurants Little Rock, AR Minimum	Dec. 31, 2012 Restaurants Little Rock, AR Maximum	Dec. 31, 2012 Restaurants Little Rock, AR		Dec. 31, 2012 Restaurants Little Rock, AR Minimum	Dec. 31, 2012 Restaurants Little Rock, AR Maximum	Dec. 31, 2012 Restaurants Lone Tree, CO		Dec. 31, 2012 Restaurants Lone Tree, CO Minimum	Dec. 31, 2012 Restaurants Lone Tree, CO Maximum	Dec. 31, 2012 Restaurants Louisville, KY		Dec. 31, 2012 Restaurants Louisville, KY Minimum	Dec. 31, 2012 Restaurants Louisville, KY Maximum	Dec. 31, 2012 Restaurants Louisville, KY		Dec. 31, 2012 Restaurants Louisville, KY Minimum	Dec. 31, 2012 Restaurants Louisville, KY Maximum	Dec. 31, 2012 Restaurants Louisville, KY		Dec. 31, 2012 Restaurants Louisville, KY Minimum	Dec. 31, 2012 Restaurants Louisville, KY Maximum	Dec. 31, 2012 Restaurants Lubbock, TX		Dec. 31, 2012 Restaurants Lubbock, TX Minimum	Dec. 31, 2012 Restaurants Lubbock, TX Maximum	Dec. 31, 2012 Restaurants Lubbock, TX		Dec. 31, 2012 Restaurants Lubbock, TX Minimum	Dec. 31, 2012 Restaurants Lubbock, TX Maximum	Dec. 31, 2012 Restaurants Lufkin, TX		Dec. 31, 2012 Restaurants Lufkin, TX Minimum	Dec. 31, 2012 Restaurants Lufkin, TX Maximum	Dec. 31, 2012 Restaurants Mableton, GA		Dec. 31, 2012 Restaurants Mableton, GA Minimum	Dec. 31, 2012 Restaurants Mableton, GA Maximum	Dec. 31, 2012 Restaurants Mableton, GA		Dec. 31, 2012 Restaurants Mableton, GA Minimum	Dec. 31, 2012 Restaurants Mableton, GA Maximum	Dec. 31, 2012 Restaurants Madill, OK		Dec. 31, 2012 Restaurants Madill, OK Minimum	Dec. 31, 2012 Restaurants Madill, OK Maximum	Dec. 31, 2012 Restaurants Madison, GA		Dec. 31, 2012 Restaurants Madison, GA Minimum	Dec. 31, 2012 Restaurants Madison, GA Maximum	Dec. 31, 2012 Restaurants Madisonville, KY		Dec. 31, 2012 Restaurants Madisonville, KY Minimum	Dec. 31, 2012 Restaurants Madisonville, KY Maximum	Dec. 31, 2012 Restaurants Manchester, IA		Dec. 31, 2012 Restaurants Manchester, IA Minimum	Dec. 31, 2012 Restaurants Manchester, IA Maximum	Dec. 31, 2012 Restaurants Mansfield, OH		Dec. 31, 2012 Restaurants Mansfield, OH Minimum	Dec. 31, 2012 Restaurants Mansfield, OH Maximum	Dec. 31, 2012 Restaurants Mansfield, TX		Dec. 31, 2012 Restaurants Mansfield, TX Minimum	Dec. 31, 2012 Restaurants Mansfield, TX Maximum	Dec. 31, 2012 Restaurants Maple Grove, MN		Dec. 31, 2012 Restaurants Maple Grove, MN Minimum	Dec. 31, 2012 Restaurants Maple Grove, MN Maximum	Dec. 31, 2012 Restaurants Maplewood, MN		Dec. 31, 2012 Restaurants Maplewood, MN Minimum	Dec. 31, 2012 Restaurants Maplewood, MN Maximum	Dec. 31, 2012 Restaurants Maplewood, MO		Dec. 31, 2012 Restaurants Maplewood, MO Minimum	Dec. 31, 2012 Restaurants Maplewood, MO Maximum	Dec. 31, 2012 Restaurants Maquoketa, IA		Dec. 31, 2012 Restaurants Maquoketa, IA Minimum	Dec. 31, 2012 Restaurants Maquoketa, IA Maximum	Dec. 31, 2012 Restaurants Marietta, GA		Dec. 31, 2012 Restaurants Marietta, GA Minimum	Dec. 31, 2012 Restaurants Marietta, GA Maximum	Dec. 31, 2012 Restaurants Marietta, GA		Dec. 31, 2012 Restaurants Marietta, GA Minimum	Dec. 31, 2012 Restaurants Marietta, GA Maximum	Dec. 31, 2012 Restaurants Marion, IN		Dec. 31, 2012 Restaurants Marion, IN Minimum	Dec. 31, 2012 Restaurants Marion, IN Maximum	Dec. 31, 2012 Restaurants Mars, PA		Dec. 31, 2012 Restaurants Mars, PA Minimum	Dec. 31, 2012 Restaurants Mars, PA Maximum	Dec. 31, 2012 Restaurants Marshall, MN		Dec. 31, 2012 Restaurants Marshall, MN Minimum	Dec. 31, 2012 Restaurants Marshall, MN Maximum	Dec. 31, 2012 Restaurants Martinsburg, WV		Dec. 31, 2012 Restaurants Martinsburg, WV Minimum	Dec. 31, 2012 Restaurants Martinsburg, WV Maximum	Dec. 31, 2012 Restaurants Maryville, TN		Dec. 31, 2012 Restaurants Maryville, TN Minimum	Dec. 31, 2012 Restaurants Maryville, TN Maximum	Dec. 31, 2012 Restaurants Matteson, IL		Dec. 31, 2012 Restaurants Matteson, IL Minimum	Dec. 31, 2012 Restaurants Matteson, IL Maximum	Dec. 31, 2012 Restaurants Maumee, OH		Dec. 31, 2012 Restaurants Maumee, OH Minimum	Dec. 31, 2012 Restaurants Maumee, OH Maximum	Dec. 31, 2012 Restaurants Mayfield, KY		Dec. 31, 2012 Restaurants Mayfield, KY Minimum	Dec. 31, 2012 Restaurants Mayfield, KY Maximum	Dec. 31, 2012 Restaurants Mayfield, KY		Dec. 31, 2012 Restaurants Mayfield, KY Minimum	Dec. 31, 2012 Restaurants Mayfield, KY Maximum	Dec. 31, 2012 Restaurants McAllen, TX		Dec. 31, 2012 Restaurants McAllen, TX Minimum	Dec. 31, 2012 Restaurants McAllen, TX Maximum	Dec. 31, 2012 Restaurants McDonough, GA		Dec. 31, 2012 Restaurants McDonough, GA Minimum	Dec. 31, 2012 Restaurants McDonough, GA Maximum	Dec. 31, 2012 Restaurants Mebane, NC		Dec. 31, 2012 Restaurants Mebane, NC Minimum	Dec. 31, 2012 Restaurants Mebane, NC Maximum	Dec. 31, 2012 Restaurants Mechanicsburg, PA		Dec. 31, 2012 Restaurants Mechanicsburg, PA Minimum	Dec. 31, 2012 Restaurants Mechanicsburg, PA Maximum	Dec. 31, 2012 Restaurants Mechanicsburg, PA		Dec. 31, 2012 Restaurants Mechanicsburg, PA Minimum	Dec. 31, 2012 Restaurants Mechanicsburg, PA Maximum	Dec. 31, 2012 Restaurants Melbourne, FL		Dec. 31, 2012 Restaurants Melbourne, FL Minimum	Dec. 31, 2012 Restaurants Melbourne, FL Maximum	Dec. 31, 2012 Restaurants Mentor, OH		Dec. 31, 2012 Restaurants Mentor, OH Minimum	Dec. 31, 2012 Restaurants Mentor, OH Maximum	Dec. 31, 2012 Restaurants Mesa, AZ		Dec. 31, 2012 Restaurants Mesa, AZ Minimum	Dec. 31, 2012 Restaurants Mesa, AZ Maximum	Dec. 31, 2012 Restaurants Mesa, AZ		Dec. 31, 2012 Restaurants Mesa, AZ Minimum	Dec. 31, 2012 Restaurants Mesa, AZ Maximum	Dec. 31, 2012 Restaurants Miami, FL		Dec. 31, 2012 Restaurants Miami, FL Minimum	Dec. 31, 2012 Restaurants Miami, FL Maximum	Dec. 31, 2012 Restaurants Miami, FL		Dec. 31, 2012 Restaurants Miami, FL Minimum	Dec. 31, 2012 Restaurants Miami, FL Maximum	Dec. 31, 2012 Restaurants Midlothian, VA		Dec. 31, 2012 Restaurants Midlothian, VA Minimum	Dec. 31, 2012 Restaurants Midlothian, VA Maximum	Dec. 31, 2012 Restaurants Milan, IL		Dec. 31, 2012 Restaurants Milan, IL Minimum	Dec. 31, 2012 Restaurants Milan, IL Maximum	Dec. 31, 2012 Restaurants Millcreek Township, PA		Dec. 31, 2012 Restaurants Millcreek Township, PA Minimum	Dec. 31, 2012 Restaurants Millcreek Township, PA Maximum	Dec. 31, 2012 Restaurants Milwaukee, WI		Dec. 31, 2012 Restaurants Milwaukee, WI Minimum	Dec. 31, 2012 Restaurants Milwaukee, WI Maximum	Dec. 31, 2012 Restaurants Minneapolis, MN		Dec. 31, 2012 Restaurants Minneapolis, MN Minimum	Dec. 31, 2012 Restaurants Minneapolis, MN Maximum	Dec. 31, 2012 Restaurants Mobile, AL		Dec. 31, 2012 Restaurants Mobile, AL Minimum	Dec. 31, 2012 Restaurants Mobile, AL Maximum	Dec. 31, 2012 Restaurants Moline, IL		Dec. 31, 2012 Restaurants Moline, IL Minimum	Dec. 31, 2012 Restaurants Moline, IL Maximum	Dec. 31, 2012 Restaurants Moncks Corner, SC		Dec. 31, 2012 Restaurants Moncks Corner, SC Minimum	Dec. 31, 2012 Restaurants Moncks Corner, SC Maximum	Dec. 31, 2012 Restaurants Monroe Township, PA		Dec. 31, 2012 Restaurants Monroe Township, PA Minimum	Dec. 31, 2012 Restaurants Monroe Township, PA Maximum	Dec. 31, 2012 Restaurants Mooresville, IN		Dec. 31, 2012 Restaurants Mooresville, IN Minimum	Dec. 31, 2012 Restaurants Mooresville, IN Maximum	Dec. 31, 2012 Restaurants Morristown, TN		Dec. 31, 2012 Restaurants Morristown, TN Minimum	Dec. 31, 2012 Restaurants Morristown, TN Maximum	Dec. 31, 2012 Restaurants Morristown, TN		Dec. 31, 2012 Restaurants Morristown, TN Minimum	Dec. 31, 2012 Restaurants Morristown, TN Maximum	Dec. 31, 2012 Restaurants Morrow, GA		Dec. 31, 2012 Restaurants Morrow, GA Minimum	Dec. 31, 2012 Restaurants Morrow, GA Maximum	Dec. 31, 2012 Restaurants Morrow, GA		Dec. 31, 2012 Restaurants Morrow, GA Minimum	Dec. 31, 2012 Restaurants Morrow, GA Maximum	Dec. 31, 2012 Restaurants Moss Point, MS		Dec. 31, 2012 Restaurants Moss Point, MS Minimum	Dec. 31, 2012 Restaurants Moss Point, MS Maximum	Dec. 31, 2012 Restaurants Mount Carmel, TN		Dec. 31, 2012 Restaurants Mount Carmel, TN Minimum	Dec. 31, 2012 Restaurants Mount Carmel, TN Maximum	Dec. 31, 2012 Restaurants Mount Pleasant, MI		Dec. 31, 2012 Restaurants Mount Pleasant, MI Minimum	Dec. 31, 2012 Restaurants Mount Pleasant, MI Maximum	Dec. 31, 2012 Restaurants Mt. Pleasant, MI		Dec. 31, 2012 Restaurants Mt. Pleasant, MI Minimum	Dec. 31, 2012 Restaurants Mt. Pleasant, MI Maximum	Dec. 31, 2012 Restaurants Muskogee, OK		Dec. 31, 2012 Restaurants Muskogee, OK Minimum	Dec. 31, 2012 Restaurants Muskogee, OK Maximum	Dec. 31, 2012 Restaurants Nappanee, IN		Dec. 31, 2012 Restaurants Nappanee, IN Minimum	Dec. 31, 2012 Restaurants Nappanee, IN Maximum	Dec. 31, 2012 Restaurants New Albany, IN		Dec. 31, 2012 Restaurants New Albany, IN Minimum	Dec. 31, 2012 Restaurants New Albany, IN Maximum	Dec. 31, 2012 Restaurants New Cumberland, PA		Dec. 31, 2012 Restaurants New Cumberland, PA Minimum	Dec. 31, 2012 Restaurants New Cumberland, PA Maximum	Dec. 31, 2012 Restaurants New Orleans, LA		Dec. 31, 2012 Restaurants New Orleans, LA Minimum	Dec. 31, 2012 Restaurants New Orleans, LA Maximum	Dec. 31, 2012 Restaurants Newport News, VA		Dec. 31, 2012 Restaurants Newport News, VA Minimum	Dec. 31, 2012 Restaurants Newport News, VA Maximum	Dec. 31, 2012 Restaurants Niagara Falls, NY		Dec. 31, 2012 Restaurants Niagara Falls, NY Minimum	Dec. 31, 2012 Restaurants Niagara Falls, NY Maximum	Dec. 31, 2012 Restaurants Norcross, GA		Dec. 31, 2012 Restaurants Norcross, GA Minimum	Dec. 31, 2012 Restaurants Norcross, GA Maximum	Dec. 31, 2012 Restaurants Normal, IL		Dec. 31, 2012 Restaurants Normal, IL Minimum	Dec. 31, 2012 Restaurants Normal, IL Maximum	Dec. 31, 2012 Restaurants Norman, OK		Dec. 31, 2012 Restaurants Norman, OK Minimum	Dec. 31, 2012 Restaurants Norman, OK Maximum	Dec. 31, 2012 Restaurants Normandy, MO		Dec. 31, 2012 Restaurants Normandy, MO Minimum	Dec. 31, 2012 Restaurants Normandy, MO Maximum	Dec. 31, 2012 Restaurants North Canton, OH		Dec. 31, 2012 Restaurants North Canton, OH Minimum	Dec. 31, 2012 Restaurants North Canton, OH Maximum	Dec. 31, 2012 Restaurants North Little Rock, AR		Dec. 31, 2012 Restaurants North Little Rock, AR Minimum	Dec. 31, 2012 Restaurants North Little Rock, AR Maximum	Dec. 31, 2012 Restaurants Oak Ridge, TN		Dec. 31, 2012 Restaurants Oak Ridge, TN Minimum	Dec. 31, 2012 Restaurants Oak Ridge, TN Maximum	Dec. 31, 2012 Restaurants Oak Ridge, TN		Dec. 31, 2012 Restaurants Oak Ridge, TN Minimum	Dec. 31, 2012 Restaurants Oak Ridge, TN Maximum	Dec. 31, 2012 Restaurants Omaha, NE		Dec. 31, 2012 Restaurants Omaha, NE Minimum	Dec. 31, 2012 Restaurants Omaha, NE Maximum	Dec. 31, 2012 Restaurants Omaha, NE		Dec. 31, 2012 Restaurants Omaha, NE Minimum	Dec. 31, 2012 Restaurants Omaha, NE Maximum	Dec. 31, 2012 Restaurants Orange City, FL		Dec. 31, 2012 Restaurants Orange City, FL Minimum	Dec. 31, 2012 Restaurants Orange City, FL Maximum	Dec. 31, 2012 Restaurants Orlando, FL		Dec. 31, 2012 Restaurants Orlando, FL Minimum	Dec. 31, 2012 Restaurants Orlando, FL Maximum	Dec. 31, 2012 Restaurants Orlando, FL		Dec. 31, 2012 Restaurants Orlando, FL Minimum	Dec. 31, 2012 Restaurants Orlando, FL Maximum	Dec. 31, 2012 Restaurants Orlando, FL		Dec. 31, 2012 Restaurants Orlando, FL Minimum	Dec. 31, 2012 Restaurants Orlando, FL Maximum	Dec. 31, 2012 Restaurants Oshkosh, WI		Dec. 31, 2012 Restaurants Oshkosh, WI Minimum	Dec. 31, 2012 Restaurants Oshkosh, WI Maximum	Dec. 31, 2012 Restaurants Overland, MO		Dec. 31, 2012 Restaurants Overland, MO Minimum	Dec. 31, 2012 Restaurants Overland, MO Maximum	Dec. 31, 2012 Restaurants Owensboro, KY		Dec. 31, 2012 Restaurants Owensboro, KY Minimum	Dec. 31, 2012 Restaurants Owensboro, KY Maximum	Dec. 31, 2012 Restaurants Paducah, KY		Dec. 31, 2012 Restaurants Paducah, KY Minimum	Dec. 31, 2012 Restaurants Paducah, KY Maximum	Dec. 31, 2012 Restaurants Palatine, IL		Dec. 31, 2012 Restaurants Palatine, IL Minimum	Dec. 31, 2012 Restaurants Palatine, IL Maximum	Dec. 31, 2012 Restaurants Pana, IL		Dec. 31, 2012 Restaurants Pana, IL Minimum	Dec. 31, 2012 Restaurants Pana, IL Maximum	Dec. 31, 2012 Restaurants Parkersburg, WV		Dec. 31, 2012 Restaurants Parkersburg, WV Minimum	Dec. 31, 2012 Restaurants Parkersburg, WV Maximum	Dec. 31, 2012 Restaurants Parkersburg, WV		Dec. 31, 2012 Restaurants Parkersburg, WV Minimum	Dec. 31, 2012 Restaurants Parkersburg, WV Maximum	Dec. 31, 2012 Restaurants Parma Heights, OH		Dec. 31, 2012 Restaurants Parma Heights, OH Minimum	Dec. 31, 2012 Restaurants Parma Heights, OH Maximum	Dec. 31, 2012 Restaurants Pasadena, TX		Dec. 31, 2012 Restaurants Pasadena, TX Minimum	Dec. 31, 2012 Restaurants Pasadena, TX Maximum	Dec. 31, 2012 Restaurants Pasadena, TX		Dec. 31, 2012 Restaurants Pasadena, TX Minimum	Dec. 31, 2012 Restaurants Pasadena, TX Maximum	Dec. 31, 2012 Restaurants Paxton, IL		Dec. 31, 2012 Restaurants Paxton, IL Minimum	Dec. 31, 2012 Restaurants Paxton, IL Maximum	Dec. 31, 2012 Restaurants Pensacola, FL		Dec. 31, 2012 Restaurants Pensacola, FL Minimum	Dec. 31, 2012 Restaurants Pensacola, FL Maximum	Dec. 31, 2012 Restaurants Peoria, IL		Dec. 31, 2012 Restaurants Peoria, IL Minimum	Dec. 31, 2012 Restaurants Peoria, IL Maximum	Dec. 31, 2012 Restaurants Peoria, IL		Dec. 31, 2012 Restaurants Peoria, IL Minimum	Dec. 31, 2012 Restaurants Peoria, IL Maximum	Dec. 31, 2012 Restaurants Peoria, IL		Dec. 31, 2012 Restaurants Peoria, IL Minimum	Dec. 31, 2012 Restaurants Peoria, IL Maximum	Dec. 31, 2012 Restaurants Philippi, WV		Dec. 31, 2012 Restaurants Philippi, WV Minimum	Dec. 31, 2012 Restaurants Philippi, WV Maximum	Dec. 31, 2012 Restaurants Phoenix, AZ		Dec. 31, 2012 Restaurants Phoenix, AZ Minimum	Dec. 31, 2012 Restaurants Phoenix, AZ Maximum	Dec. 31, 2012 Restaurants Pineville, LA		Dec. 31, 2012 Restaurants Pineville, LA Minimum	Dec. 31, 2012 Restaurants Pineville, LA Maximum	Dec. 31, 2012 Restaurants Pittsburgh, PA		Dec. 31, 2012 Restaurants Pittsburgh, PA Minimum	Dec. 31, 2012 Restaurants Pittsburgh, PA Maximum	Dec. 31, 2012 Restaurants Plano, TX		Dec. 31, 2012 Restaurants Plano, TX Minimum	Dec. 31, 2012 Restaurants Plano, TX Maximum	Dec. 31, 2012 Restaurants Port Allen, LA		Dec. 31, 2012 Restaurants Port Allen, LA Minimum	Dec. 31, 2012 Restaurants Port Allen, LA Maximum	Dec. 31, 2012 Restaurants Powell, TN		Dec. 31, 2012 Restaurants Powell, TN Minimum	Dec. 31, 2012 Restaurants Powell, TN Maximum	Dec. 31, 2012 Restaurants Pulaski, VA		Dec. 31, 2012 Restaurants Pulaski, VA Minimum	Dec. 31, 2012 Restaurants Pulaski, VA Maximum	Dec. 31, 2012 Restaurants Quincy, FL		Dec. 31, 2012 Restaurants Quincy, FL Minimum	Dec. 31, 2012 Restaurants Quincy, FL Maximum	Dec. 31, 2012 Restaurants Radford, VA		Dec. 31, 2012 Restaurants Radford, VA Minimum	Dec. 31, 2012 Restaurants Radford, VA Maximum	Dec. 31, 2012 Restaurants Rapid City, SD		Dec. 31, 2012 Restaurants Rapid City, SD Minimum	Dec. 31, 2012 Restaurants Rapid City, SD Maximum	Dec. 31, 2012 Restaurants Rawlins, WY		Dec. 31, 2012 Restaurants Rawlins, WY Minimum	Dec. 31, 2012 Restaurants Rawlins, WY Maximum	Dec. 31, 2012 Restaurants Red Bank, TN		Dec. 31, 2012 Restaurants Red Bank, TN Minimum	Dec. 31, 2012 Restaurants Red Bank, TN Maximum	Dec. 31, 2012 Restaurants Reston, VA		Dec. 31, 2012 Restaurants Reston, VA Minimum	Dec. 31, 2012 Restaurants Reston, VA Maximum	Dec. 31, 2012 Restaurants Richmond, VA		Dec. 31, 2012 Restaurants Richmond, VA Minimum	Dec. 31, 2012 Restaurants Richmond, VA Maximum	Dec. 31, 2012 Restaurants Richmond, VA		Dec. 31, 2012 Restaurants Richmond, VA Minimum	Dec. 31, 2012 Restaurants Richmond, VA Maximum	Dec. 31, 2012 Restaurants Ringgold, GA		Dec. 31, 2012 Restaurants Ringgold, GA Minimum	Dec. 31, 2012 Restaurants Ringgold, GA Maximum	Dec. 31, 2012 Restaurants Rio Grande City, TX		Dec. 31, 2012 Restaurants Rio Grande City, TX Minimum	Dec. 31, 2012 Restaurants Rio Grande City, TX Maximum	Dec. 31, 2012 Restaurants Roanoke, VA		Dec. 31, 2012 Restaurants Roanoke, VA Minimum	Dec. 31, 2012 Restaurants Roanoke, VA Maximum	Dec. 31, 2012 Restaurants Rochester, MN		Dec. 31, 2012 Restaurants Rochester, MN Minimum	Dec. 31, 2012 Restaurants Rochester, MN Maximum	Dec. 31, 2012 Restaurants Rock Falls, IL		Dec. 31, 2012 Restaurants Rock Falls, IL Minimum	Dec. 31, 2012 Restaurants Rock Falls, IL Maximum	Dec. 31, 2012 Restaurants Rock Hill, SC		Dec. 31, 2012 Restaurants Rock Hill, SC Minimum	Dec. 31, 2012 Restaurants Rock Hill, SC Maximum	Dec. 31, 2012 Restaurants Rock Island, IL		Dec. 31, 2012 Restaurants Rock Island, IL Minimum	Dec. 31, 2012 Restaurants Rock Island, IL Maximum	Dec. 31, 2012 Restaurants Rogersville, TN		Dec. 31, 2012 Restaurants Rogersville, TN Minimum	Dec. 31, 2012 Restaurants Rogersville, TN Maximum	Dec. 31, 2012 Restaurants Romeoville, IL		Dec. 31, 2012 Restaurants Romeoville, IL Minimum	Dec. 31, 2012 Restaurants Romeoville, IL Maximum	Dec. 31, 2012 Restaurants Roswell, GA		Dec. 31, 2012 Restaurants Roswell, GA Minimum	Dec. 31, 2012 Restaurants Roswell, GA Maximum	Dec. 31, 2012 Restaurants Round Lake Beach, IL		Dec. 31, 2012 Restaurants Round Lake Beach, IL Minimum	Dec. 31, 2012 Restaurants Round Lake Beach, IL Maximum	Dec. 31, 2012 Restaurants Saint Ann, MO		Dec. 31, 2012 Restaurants Saint Ann, MO Minimum	Dec. 31, 2012 Restaurants Saint Ann, MO Maximum	Dec. 31, 2012 Restaurants Saint Cloud, FL		Dec. 31, 2012 Restaurants Saint Cloud, FL Minimum	Dec. 31, 2012 Restaurants Saint Cloud, FL Maximum	Dec. 31, 2012 Restaurants St. Louis, MO		Dec. 31, 2012 Restaurants St. Louis, MO Minimum	Dec. 31, 2012 Restaurants St. Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants Salem, IL		Dec. 31, 2012 Restaurants Salem, IL Minimum	Dec. 31, 2012 Restaurants Salem, IL Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants San Antonio, TX		Dec. 31, 2012 Restaurants San Antonio, TX Minimum	Dec. 31, 2012 Restaurants San Antonio, TX Maximum	Dec. 31, 2012 Restaurants Sandusky, OH		Dec. 31, 2012 Restaurants Sandusky, OH Minimum	Dec. 31, 2012 Restaurants Sandusky, OH Maximum	Dec. 31, 2012 Restaurants Sauk Centre, MN		Dec. 31, 2012 Restaurants Sauk Centre, MN Minimum	Dec. 31, 2012 Restaurants Sauk Centre, MN Maximum	Dec. 31, 2012 Restaurants Sauk Rapids, MN		Dec. 31, 2012 Restaurants Sauk Rapids, MN Minimum	Dec. 31, 2012 Restaurants Sauk Rapids, MN Maximum	Dec. 31, 2012 Restaurants Sedalia, MO		Dec. 31, 2012 Restaurants Sedalia, MO Minimum	Dec. 31, 2012 Restaurants Sedalia, MO Maximum	Dec. 31, 2012 Restaurants Shelbyville, IL		Dec. 31, 2012 Restaurants Shelbyville, IL Minimum	Dec. 31, 2012 Restaurants Shelbyville, IL Maximum	Dec. 31, 2012 Restaurants Shelbyville, IN		Dec. 31, 2012 Restaurants Shelbyville, IN Minimum	Dec. 31, 2012 Restaurants Shelbyville, IN Maximum	Dec. 31, 2012 Restaurants Sherman, TX		Dec. 31, 2012 Restaurants Sherman, TX Minimum	Dec. 31, 2012 Restaurants Sherman, TX Maximum	Dec. 31, 2012 Restaurants Shreveport, LA		Dec. 31, 2012 Restaurants Shreveport, LA Minimum	Dec. 31, 2012 Restaurants Shreveport, LA Maximum	Dec. 31, 2012 Restaurants Silver Spring, MD		Dec. 31, 2012 Restaurants Silver Spring, MD Minimum	Dec. 31, 2012 Restaurants Silver Spring, MD Maximum	Dec. 31, 2012 Restaurants So. Parkersburg , WV		Dec. 31, 2012 Restaurants So. Parkersburg , WV Minimum	Dec. 31, 2012 Restaurants So. Parkersburg , WV Maximum	Dec. 31, 2012 Restaurants Soddy Daisy, TN		Dec. 31, 2012 Restaurants Soddy Daisy, TN Minimum	Dec. 31, 2012 Restaurants Soddy Daisy, TN Maximum	Dec. 31, 2012 Restaurants South Charleston, WV		Dec. 31, 2012 Restaurants South Charleston, WV Minimum	Dec. 31, 2012 Restaurants South Charleston, WV Maximum	Dec. 31, 2012 Restaurants Springfield, IL		Dec. 31, 2012 Restaurants Springfield, IL Minimum	Dec. 31, 2012 Restaurants Springfield, IL Maximum	Dec. 31, 2012 Restaurants Springfield, IL		Dec. 31, 2012 Restaurants Springfield, IL Minimum	Dec. 31, 2012 Restaurants Springfield, IL Maximum	Dec. 31, 2012 Restaurants Springfield, IL		Dec. 31, 2012 Restaurants Springfield, IL Minimum	Dec. 31, 2012 Restaurants Springfield, IL Maximum	Dec. 31, 2012 Restaurants Springfield, MO		Dec. 31, 2012 Restaurants Springfield, MO Minimum	Dec. 31, 2012 Restaurants Springfield, MO Maximum	Dec. 31, 2012 Restaurants Springfield, MO		Dec. 31, 2012 Restaurants Springfield, MO Minimum	Dec. 31, 2012 Restaurants Springfield, MO Maximum	Dec. 31, 2012 Restaurants Springville, NY		Dec. 31, 2012 Restaurants Springville, NY Minimum	Dec. 31, 2012 Restaurants Springville, NY Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants St Louis, MO		Dec. 31, 2012 Restaurants St Louis, MO Minimum	Dec. 31, 2012 Restaurants St Louis, MO Maximum	Dec. 31, 2012 Restaurants Statesboro, GA		Dec. 31, 2012 Restaurants Statesboro, GA Minimum	Dec. 31, 2012 Restaurants Statesboro, GA Maximum	Dec. 31, 2012 Restaurants Sterling Heights, MI		Dec. 31, 2012 Restaurants Sterling Heights, MI Minimum	Dec. 31, 2012 Restaurants Sterling Heights, MI Maximum	Dec. 31, 2012 Restaurants Stillwater, MN		Dec. 31, 2012 Restaurants Stillwater, MN Minimum	Dec. 31, 2012 Restaurants Stillwater, MN Maximum	Dec. 31, 2012 Restaurants Stockbridge, GA		Dec. 31, 2012 Restaurants Stockbridge, GA Minimum	Dec. 31, 2012 Restaurants Stockbridge, GA Maximum	Dec. 31, 2012 Restaurants Stone Mountain, GA		Dec. 31, 2012 Restaurants Stone Mountain, GA Minimum	Dec. 31, 2012 Restaurants Stone Mountain, GA Maximum	Dec. 31, 2012 Restaurants Sun City, AZ		Dec. 31, 2012 Restaurants Sun City, AZ Minimum	Dec. 31, 2012 Restaurants Sun City, AZ Maximum	Dec. 31, 2012 Restaurants Superior, WI		Dec. 31, 2012 Restaurants Superior, WI Minimum	Dec. 31, 2012 Restaurants Superior, WI Maximum	Dec. 31, 2012 Restaurants Sweetwater, TN		Dec. 31, 2012 Restaurants Sweetwater, TN Minimum	Dec. 31, 2012 Restaurants Sweetwater, TN Maximum	Dec. 31, 2012 Restaurants Sweetwater, TN		Dec. 31, 2012 Restaurants Sweetwater, TN Minimum	Dec. 31, 2012 Restaurants Sweetwater, TN Maximum	Dec. 31, 2012 Restaurants Tarentum, PA		Dec. 31, 2012 Restaurants Tarentum, PA Minimum	Dec. 31, 2012 Restaurants Tarentum, PA Maximum	Dec. 31, 2012 Restaurants Taylorville, IL		Dec. 31, 2012 Restaurants Taylorville, IL Minimum	Dec. 31, 2012 Restaurants Taylorville, IL Maximum	Dec. 31, 2012 Restaurants Tempe, AZ		Dec. 31, 2012 Restaurants Tempe, AZ Minimum	Dec. 31, 2012 Restaurants Tempe, AZ Maximum	Dec. 31, 2012 Restaurants Thurmont, MD		Dec. 31, 2012 Restaurants Thurmont, MD Minimum	Dec. 31, 2012 Restaurants Thurmont, MD Maximum	Dec. 31, 2012 Restaurants Tipp City, OH		Dec. 31, 2012 Restaurants Tipp City, OH Minimum	Dec. 31, 2012 Restaurants Tipp City, OH Maximum	Dec. 31, 2012 Restaurants Tipton, IA		Dec. 31, 2012 Restaurants Tipton, IA Minimum	Dec. 31, 2012 Restaurants Tipton, IA Maximum	Dec. 31, 2012 Restaurants Tooele, UT		Dec. 31, 2012 Restaurants Tooele, UT Minimum	Dec. 31, 2012 Restaurants Tooele, UT Maximum	Dec. 31, 2012 Restaurants Trenton, GA		Dec. 31, 2012 Restaurants Trenton, GA Minimum	Dec. 31, 2012 Restaurants Trenton, GA Maximum	Dec. 31, 2012 Restaurants Tulsa, OK		Dec. 31, 2012 Restaurants Tulsa, OK Minimum	Dec. 31, 2012 Restaurants Tulsa, OK Maximum	Dec. 31, 2012 Restaurants Tulsa, OK		Dec. 31, 2012 Restaurants Tulsa, OK Minimum	Dec. 31, 2012 Restaurants Tulsa, OK Maximum	Dec. 31, 2012 Restaurants Two Harbors, MN		Dec. 31, 2012 Restaurants Two Harbors, MN Minimum	Dec. 31, 2012 Restaurants Two Harbors, MN Maximum	Dec. 31, 2012 Restaurants Upper Marlboro, MD		Dec. 31, 2012 Restaurants Upper Marlboro, MD Minimum	Dec. 31, 2012 Restaurants Upper Marlboro, MD Maximum	Dec. 31, 2012 Restaurants Valdosta, GA		Dec. 31, 2012 Restaurants Valdosta, GA Minimum	Dec. 31, 2012 Restaurants Valdosta, GA Maximum	Dec. 31, 2012 Restaurants Vandalia, IL		Dec. 31, 2012 Restaurants Vandalia, IL Minimum	Dec. 31, 2012 Restaurants Vandalia, IL Maximum	Dec. 31, 2012 Restaurants Vernon Township, PA		Dec. 31, 2012 Restaurants Vernon Township, PA Minimum	Dec. 31, 2012 Restaurants Vernon Township, PA Maximum	Dec. 31, 2012 Restaurants Villa Rica, GA		Dec. 31, 2012 Restaurants Villa Rica, GA Minimum	Dec. 31, 2012 Restaurants Villa Rica, GA Maximum	Dec. 31, 2012 Restaurants Vinton, IA		Dec. 31, 2012 Restaurants Vinton, IA Minimum	Dec. 31, 2012 Restaurants Vinton, IA Maximum	Dec. 31, 2012 Restaurants Walkersville, MD		Dec. 31, 2012 Restaurants Walkersville, MD Minimum	Dec. 31, 2012 Restaurants Walkersville, MD Maximum	Dec. 31, 2012 Restaurants Warren, MI		Dec. 31, 2012 Restaurants Warren, MI Minimum	Dec. 31, 2012 Restaurants Warren, MI Maximum	Dec. 31, 2012 Restaurants Warrenton, VA		Dec. 31, 2012 Restaurants Warrenton, VA Minimum	Dec. 31, 2012 Restaurants Warrenton, VA Maximum	Dec. 31, 2012 Restaurants Warwick, RI		Dec. 31, 2012 Restaurants Warwick, RI Minimum	Dec. 31, 2012 Restaurants Warwick, RI Maximum	Dec. 31, 2012 Restaurants Washington Park, IL		Dec. 31, 2012 Restaurants Washington Park, IL Minimum	Dec. 31, 2012 Restaurants Washington Park, IL Maximum	Dec. 31, 2012 Restaurants Washington, IL		Dec. 31, 2012 Restaurants Washington, IL Minimum	Dec. 31, 2012 Restaurants Washington, IL Maximum	Dec. 31, 2012 Restaurants Watertown, WI		Dec. 31, 2012 Restaurants Watertown, WI Minimum	Dec. 31, 2012 Restaurants Watertown, WI Maximum	Dec. 31, 2012 Restaurants Waynesburg , PA		Dec. 31, 2012 Restaurants Waynesburg , PA Minimum	Dec. 31, 2012 Restaurants Waynesburg , PA Maximum	Dec. 31, 2012 Restaurants Weslaco, TX		Dec. 31, 2012 Restaurants Weslaco, TX Minimum	Dec. 31, 2012 Restaurants Weslaco, TX Maximum	Dec. 31, 2012 Restaurants West Carrollton, OH		Dec. 31, 2012 Restaurants West Carrollton, OH Minimum	Dec. 31, 2012 Restaurants West Carrollton, OH Maximum	Dec. 31, 2012 Restaurants Westchester, IL		Dec. 31, 2012 Restaurants Westchester, IL Minimum	Dec. 31, 2012 Restaurants Westchester, IL Maximum	Dec. 31, 2012 Restaurants Weston, WV		Dec. 31, 2012 Restaurants Weston, WV Minimum	Dec. 31, 2012 Restaurants Weston, WV Maximum	Dec. 31, 2012 Restaurants White Township, PA		Dec. 31, 2012 Restaurants White Township, PA Minimum	Dec. 31, 2012 Restaurants White Township, PA Maximum	Dec. 31, 2012 Restaurants Wichita Falls, TX		Dec. 31, 2012 Restaurants Wichita Falls, TX Minimum	Dec. 31, 2012 Restaurants Wichita Falls, TX Maximum	Dec. 31, 2012 Restaurants Winchester, TN		Dec. 31, 2012 Restaurants Winchester, TN Minimum	Dec. 31, 2012 Restaurants Winchester, TN Maximum	Dec. 31, 2012 Restaurants Winter Springs, FL		Dec. 31, 2012 Restaurants Winter Springs, FL Minimum	Dec. 31, 2012 Restaurants Winter Springs, FL Maximum	Dec. 31, 2012 Restaurants Woodbury, MN		Dec. 31, 2012 Restaurants Woodbury, MN Minimum	Dec. 31, 2012 Restaurants Woodbury, MN Maximum	Dec. 31, 2012 Restaurants Wytheville, VA		Dec. 31, 2012 Restaurants Wytheville, VA Minimum	Dec. 31, 2012 Restaurants Wytheville, VA Maximum	Dec. 31, 2012 Restaurants Yukon, OK		Dec. 31, 2012 Restaurants Yukon, OK Minimum	Dec. 31, 2012 Restaurants Yukon, OK Maximum	Dec. 31, 2012 General and discount retail properties Appleton, WI		Dec. 31, 2012 General and discount retail properties Appleton, WI Minimum	Dec. 31, 2012 General and discount retail properties Appleton, WI Maximum	Dec. 31, 2012 General and discount retail properties Boise, ID		Dec. 31, 2012 General and discount retail properties Boise, ID Minimum	Dec. 31, 2012 General and discount retail properties Boise, ID Maximum	Dec. 31, 2012 General and discount retail properties Burlington, IA		Dec. 31, 2012 General and discount retail properties Burlington, IA Minimum	Dec. 31, 2012 General and discount retail properties Burlington, IA Maximum	Dec. 31, 2012 General and discount retail properties Duluth, MN		Dec. 31, 2012 General and discount retail properties Duluth, MN Minimum	Dec. 31, 2012 General and discount retail properties Duluth, MN Maximum	Dec. 31, 2012 General and discount retail properties Dyersville, IA		Dec. 31, 2012 General and discount retail properties Dyersville, IA Minimum	Dec. 31, 2012 General and discount retail properties Dyersville, IA Maximum	Dec. 31, 2012 General and discount retail properties Escanaba, MI		Dec. 31, 2012 General and discount retail properties Escanaba, MI Minimum	Dec. 31, 2012 General and discount retail properties Escanaba, MI Maximum	Dec. 31, 2012 General and discount retail properties Havana, IL		Dec. 31, 2012 General and discount retail properties Havana, IL Minimum	Dec. 31, 2012 General and discount retail properties Havana, IL Maximum	Dec. 31, 2012 General and discount retail properties Lander, WY		Dec. 31, 2012 General and discount retail properties Lander, WY Minimum	Dec. 31, 2012 General and discount retail properties Lander, WY Maximum	Dec. 31, 2012 General and discount retail properties Marshall, MN		Dec. 31, 2012 General and discount retail properties Marshall, MN Minimum	Dec. 31, 2012 General and discount retail properties Marshall, MN Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Oshkosh, WI		Dec. 31, 2012 General and discount retail properties Oshkosh, WI Minimum	Dec. 31, 2012 General and discount retail properties Oshkosh, WI Maximum	Dec. 31, 2012 General and discount retail properties Rapid City, SD		Dec. 31, 2012 General and discount retail properties Rapid City, SD Minimum	Dec. 31, 2012 General and discount retail properties Rapid City, SD Maximum	Dec. 31, 2012 General and discount retail properties Rawlins, WY		Dec. 31, 2012 General and discount retail properties Rawlins, WY Minimum	Dec. 31, 2012 General and discount retail properties Rawlins, WY Maximum	Dec. 31, 2012 General and discount retail properties Rochester, MN		Dec. 31, 2012 General and discount retail properties Rochester, MN Minimum	Dec. 31, 2012 General and discount retail properties Rochester, MN Maximum	Dec. 31, 2012 General and discount retail properties Watertown, WI		Dec. 31, 2012 General and discount retail properties Watertown, WI Minimum	Dec. 31, 2012 General and discount retail properties Watertown, WI Maximum	Dec. 31, 2012 General and discount retail properties Aberdeen, SD		Dec. 31, 2012 General and discount retail properties Aberdeen, SD Minimum	Dec. 31, 2012 General and discount retail properties Aberdeen, SD Maximum	Dec. 31, 2012 General and discount retail properties Ainsworth, NE		Dec. 31, 2012 General and discount retail properties Ainsworth, NE Minimum	Dec. 31, 2012 General and discount retail properties Ainsworth, NE Maximum	Dec. 31, 2012 General and discount retail properties Albany, MO		Dec. 31, 2012 General and discount retail properties Albany, MO Minimum	Dec. 31, 2012 General and discount retail properties Albany, MO Maximum	Dec. 31, 2012 General and discount retail properties Albert Lea, MN		Dec. 31, 2012 General and discount retail properties Albert Lea, MN Minimum	Dec. 31, 2012 General and discount retail properties Albert Lea, MN Maximum	Dec. 31, 2012 General and discount retail properties Allegan, MI		Dec. 31, 2012 General and discount retail properties Allegan, MI Minimum	Dec. 31, 2012 General and discount retail properties Allegan, MI Maximum	Dec. 31, 2012 General and discount retail properties Arcadia, WI		Dec. 31, 2012 General and discount retail properties Arcadia, WI Minimum	Dec. 31, 2012 General and discount retail properties Arcadia, WI Maximum	Dec. 31, 2012 General and discount retail properties Archbold, OH		Dec. 31, 2012 General and discount retail properties Archbold, OH Minimum	Dec. 31, 2012 General and discount retail properties Archbold, OH Maximum	Dec. 31, 2012 General and discount retail properties Ashland, WI		Dec. 31, 2012 General and discount retail properties Ashland, WI Minimum	Dec. 31, 2012 General and discount retail properties Ashland, WI Maximum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI		Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Minimum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Maximum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI		Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Minimum	Dec. 31, 2012 General and discount retail properties Ashwaubenon, WI Maximum	Dec. 31, 2012 General and discount retail properties Attica, IN		Dec. 31, 2012 General and discount retail properties Attica, IN Minimum	Dec. 31, 2012 General and discount retail properties Attica, IN Maximum	Dec. 31, 2012 General and discount retail properties Austin, MN		Dec. 31, 2012 General and discount retail properties Austin, MN Minimum	Dec. 31, 2012 General and discount retail properties Austin, MN Maximum	Dec. 31, 2012 General and discount retail properties Bellevue, NE		Dec. 31, 2012 General and discount retail properties Bellevue, NE Minimum	Dec. 31, 2012 General and discount retail properties Bellevue, NE Maximum	Dec. 31, 2012 General and discount retail properties Beloit, WI		Dec. 31, 2012 General and discount retail properties Beloit, WI Minimum	Dec. 31, 2012 General and discount retail properties Beloit, WI Maximum	Dec. 31, 2012 General and discount retail properties Bethany, MO		Dec. 31, 2012 General and discount retail properties Bethany, MO Minimum	Dec. 31, 2012 General and discount retail properties Bethany, MO Maximum	Dec. 31, 2012 General and discount retail properties Billings, MT		Dec. 31, 2012 General and discount retail properties Billings, MT Minimum	Dec. 31, 2012 General and discount retail properties Billings, MT Maximum	Dec. 31, 2012 General and discount retail properties Bloomfield, IN		Dec. 31, 2012 General and discount retail properties Bloomfield, IN Minimum	Dec. 31, 2012 General and discount retail properties Bloomfield, IN Maximum	Dec. 31, 2012 General and discount retail properties Boise, ID		Dec. 31, 2012 General and discount retail properties Boise, ID Minimum	Dec. 31, 2012 General and discount retail properties Boise, ID Maximum	Dec. 31, 2012 General and discount retail properties Boone County, IL		Dec. 31, 2012 General and discount retail properties Boone County, IL Minimum	Dec. 31, 2012 General and discount retail properties Boone County, IL Maximum	Dec. 31, 2012 General and discount retail properties Brigham City, UT		Dec. 31, 2012 General and discount retail properties Brigham City, UT Minimum	Dec. 31, 2012 General and discount retail properties Brigham City, UT Maximum	Dec. 31, 2012 General and discount retail properties Burlington, KS		Dec. 31, 2012 General and discount retail properties Burlington, KS Minimum	Dec. 31, 2012 General and discount retail properties Burlington, KS Maximum	Dec. 31, 2012 General and discount retail properties Carrollton, MO		Dec. 31, 2012 General and discount retail properties Carrollton, MO Minimum	Dec. 31, 2012 General and discount retail properties Carrollton, MO Maximum	Dec. 31, 2012 General and discount retail properties Centerville, TN		Dec. 31, 2012 General and discount retail properties Centerville, TN Minimum	Dec. 31, 2012 General and discount retail properties Centerville, TN Maximum	Dec. 31, 2012 General and discount retail properties Clare, MI		Dec. 31, 2012 General and discount retail properties Clare, MI Minimum	Dec. 31, 2012 General and discount retail properties Clare, MI Maximum	Dec. 31, 2012 General and discount retail properties Clarion, IA		Dec. 31, 2012 General and discount retail properties Clarion, IA Minimum	Dec. 31, 2012 General and discount retail properties Clarion, IA Maximum	Dec. 31, 2012 General and discount retail properties Clintonville, WI		Dec. 31, 2012 General and discount retail properties Clintonville, WI Minimum	Dec. 31, 2012 General and discount retail properties Clintonville, WI Maximum	Dec. 31, 2012 General and discount retail properties Coeur d'Alene, ID		Dec. 31, 2012 General and discount retail properties Coeur d'Alene, ID Minimum	Dec. 31, 2012 General and discount retail properties Coeur d'Alene, ID Maximum	Dec. 31, 2012 General and discount retail properties De Pere, WI		Dec. 31, 2012 General and discount retail properties De Pere, WI Minimum	Dec. 31, 2012 General and discount retail properties De Pere, WI Maximum	Dec. 31, 2012 General and discount retail properties De Pere, WI		Dec. 31, 2012 General and discount retail properties De Pere, WI Minimum	Dec. 31, 2012 General and discount retail properties De Pere, WI Maximum	Dec. 31, 2012 General and discount retail properties Delavan, WI		Dec. 31, 2012 General and discount retail properties Delavan, WI Minimum	Dec. 31, 2012 General and discount retail properties Delavan, WI Maximum	Dec. 31, 2012 General and discount retail properties Detroit Lakes, MN		Dec. 31, 2012 General and discount retail properties Detroit Lakes, MN Minimum	Dec. 31, 2012 General and discount retail properties Detroit Lakes, MN Maximum	Dec. 31, 2012 General and discount retail properties Dixon, IL		Dec. 31, 2012 General and discount retail properties Dixon, IL Minimum	Dec. 31, 2012 General and discount retail properties Dixon, IL Maximum	Dec. 31, 2012 General and discount retail properties Dowagiac, MI		Dec. 31, 2012 General and discount retail properties Dowagiac, MI Minimum	Dec. 31, 2012 General and discount retail properties Dowagiac, MI Maximum	Dec. 31, 2012 General and discount retail properties Eau Claire, WI		Dec. 31, 2012 General and discount retail properties Eau Claire, WI Minimum	Dec. 31, 2012 General and discount retail properties Eau Claire, WI Maximum	Dec. 31, 2012 General and discount retail properties Estherville, IA		Dec. 31, 2012 General and discount retail properties Estherville, IA Minimum	Dec. 31, 2012 General and discount retail properties Estherville, IA Maximum	Dec. 31, 2012 General and discount retail properties Fairmont, MN		Dec. 31, 2012 General and discount retail properties Fairmont, MN Minimum	Dec. 31, 2012 General and discount retail properties Fairmont, MN Maximum	Dec. 31, 2012 General and discount retail properties Fergus Falls, MN		Dec. 31, 2012 General and discount retail properties Fergus Falls, MN Minimum	Dec. 31, 2012 General and discount retail properties Fergus Falls, MN Maximum	Dec. 31, 2012 General and discount retail properties Fond du Lac, WI		Dec. 31, 2012 General and discount retail properties Fond du Lac, WI Minimum	Dec. 31, 2012 General and discount retail properties Fond du Lac, WI Maximum	Dec. 31, 2012 General and discount retail properties Fort Atkinson, WI		Dec. 31, 2012 General and discount retail properties Fort Atkinson, WI Minimum	Dec. 31, 2012 General and discount retail properties Fort Atkinson, WI Maximum	Dec. 31, 2012 General and discount retail properties Freeport, IL		Dec. 31, 2012 General and discount retail properties Freeport, IL Minimum	Dec. 31, 2012 General and discount retail properties Freeport, IL Maximum	Dec. 31, 2012 General and discount retail properties Gallatin, MO		Dec. 31, 2012 General and discount retail properties Gallatin, MO Minimum	Dec. 31, 2012 General and discount retail properties Gallatin, MO Maximum	Dec. 31, 2012 General and discount retail properties Glasgow, MT		Dec. 31, 2012 General and discount retail properties Glasgow, MT Minimum	Dec. 31, 2012 General and discount retail properties Glasgow, MT Maximum	Dec. 31, 2012 General and discount retail properties Glenwood, MN		Dec. 31, 2012 General and discount retail properties Glenwood, MN Minimum	Dec. 31, 2012 General and discount retail properties Glenwood, MN Maximum	Dec. 31, 2012 General and discount retail properties Gothenburg, NE		Dec. 31, 2012 General and discount retail properties Gothenburg, NE Minimum	Dec. 31, 2012 General and discount retail properties Gothenburg, NE Maximum	Dec. 31, 2012 General and discount retail properties Grafton, WI		Dec. 31, 2012 General and discount retail properties Grafton, WI Minimum	Dec. 31, 2012 General and discount retail properties Grafton, WI Maximum	Dec. 31, 2012 General and discount retail properties Grand Island, NE		Dec. 31, 2012 General and discount retail properties Grand Island, NE Minimum	Dec. 31, 2012 General and discount retail properties Grand Island, NE Maximum	Dec. 31, 2012 General and discount retail properties Great Falls, MT		Dec. 31, 2012 General and discount retail properties Great Falls, MT Minimum	Dec. 31, 2012 General and discount retail properties Great Falls, MT Maximum	Dec. 31, 2012 General and discount retail properties Green Bay, WI		Dec. 31, 2012 General and discount retail properties Green Bay, WI Minimum	Dec. 31, 2012 General and discount retail properties Green Bay, WI Maximum	Dec. 31, 2012 General and discount retail properties Green Bay, WI		Dec. 31, 2012 General and discount retail properties Green Bay, WI Minimum	Dec. 31, 2012 General and discount retail properties Green Bay, WI Maximum	Dec. 31, 2012 General and discount retail properties Greenfield, OH		Dec. 31, 2012 General and discount retail properties Greenfield, OH Minimum	Dec. 31, 2012 General and discount retail properties Greenfield, OH Maximum	Dec. 31, 2012 General and discount retail properties Hart, MI		Dec. 31, 2012 General and discount retail properties Hart, MI Minimum	Dec. 31, 2012 General and discount retail properties Hart, MI Maximum	Dec. 31, 2012 General and discount retail properties Helena, MT		Dec. 31, 2012 General and discount retail properties Helena, MT Minimum	Dec. 31, 2012 General and discount retail properties Helena, MT Maximum	Dec. 31, 2012 General and discount retail properties Hodgenville, KY		Dec. 31, 2012 General and discount retail properties Hodgenville, KY Minimum	Dec. 31, 2012 General and discount retail properties Hodgenville, KY Maximum	Dec. 31, 2012 General and discount retail properties Houghton, MI		Dec. 31, 2012 General and discount retail properties Houghton, MI Minimum	Dec. 31, 2012 General and discount retail properties Houghton, MI Maximum	Dec. 31, 2012 General and discount retail properties Howard, WI		Dec. 31, 2012 General and discount retail properties Howard, WI Minimum	Dec. 31, 2012 General and discount retail properties Howard, WI Maximum	Dec. 31, 2012 General and discount retail properties Hutchinson, MN		Dec. 31, 2012 General and discount retail properties Hutchinson, MN Minimum	Dec. 31, 2012 General and discount retail properties Hutchinson, MN Maximum	Dec. 31, 2012 General and discount retail properties Idaho Falls, ID		Dec. 31, 2012 General and discount retail properties Idaho Falls, ID Minimum	Dec. 31, 2012 General and discount retail properties Idaho Falls, ID Maximum	Dec. 31, 2012 General and discount retail properties Jacksonville, IL		Dec. 31, 2012 General and discount retail properties Jacksonville, IL Minimum	Dec. 31, 2012 General and discount retail properties Jacksonville, IL Maximum	Dec. 31, 2012 General and discount retail properties Janesville, WI		Dec. 31, 2012 General and discount retail properties Janesville, WI Minimum	Dec. 31, 2012 General and discount retail properties Janesville, WI Maximum	Dec. 31, 2012 General and discount retail properties Kennewick, WA		Dec. 31, 2012 General and discount retail properties Kennewick, WA Minimum	Dec. 31, 2012 General and discount retail properties Kennewick, WA Maximum	Dec. 31, 2012 General and discount retail properties Kenosha, WI		Dec. 31, 2012 General and discount retail properties Kenosha, WI Minimum	Dec. 31, 2012 General and discount retail properties Kenosha, WI Maximum	Dec. 31, 2012 General and discount retail properties Kewaunee, WI		Dec. 31, 2012 General and discount retail properties Kewaunee, WI Minimum	Dec. 31, 2012 General and discount retail properties Kewaunee, WI Maximum	Dec. 31, 2012 General and discount retail properties Kimberly, WI		Dec. 31, 2012 General and discount retail properties Kimberly, WI Minimum	Dec. 31, 2012 General and discount retail properties Kimberly, WI Maximum	Dec. 31, 2012 General and discount retail properties Kingsford, MI		Dec. 31, 2012 General and discount retail properties Kingsford, MI Minimum	Dec. 31, 2012 General and discount retail properties Kingsford, MI Maximum	Dec. 31, 2012 General and discount retail properties La Crosse, WI		Dec. 31, 2012 General and discount retail properties La Crosse, WI Minimum	Dec. 31, 2012 General and discount retail properties La Crosse, WI Maximum	Dec. 31, 2012 General and discount retail properties Lake Hallie, WI		Dec. 31, 2012 General and discount retail properties Lake Hallie, WI Minimum	Dec. 31, 2012 General and discount retail properties Lake Hallie, WI Maximum	Dec. 31, 2012 General and discount retail properties Lancaster, WI		Dec. 31, 2012 General and discount retail properties Lancaster, WI Minimum	Dec. 31, 2012 General and discount retail properties Lancaster, WI Maximum	Dec. 31, 2012 General and discount retail properties Layton, UT		Dec. 31, 2012 General and discount retail properties Layton, UT Minimum	Dec. 31, 2012 General and discount retail properties Layton, UT Maximum	Dec. 31, 2012 General and discount retail properties Ledgeview, WI		Dec. 31, 2012 General and discount retail properties Ledgeview, WI Minimum	Dec. 31, 2012 General and discount retail properties Ledgeview, WI Maximum	Dec. 31, 2012 General and discount retail properties Lewiston, ID		Dec. 31, 2012 General and discount retail properties Lewiston, ID Minimum	Dec. 31, 2012 General and discount retail properties Lewiston, ID Maximum	Dec. 31, 2012 General and discount retail properties Liberty, KY		Dec. 31, 2012 General and discount retail properties Liberty, KY Minimum	Dec. 31, 2012 General and discount retail properties Liberty, KY Maximum	Dec. 31, 2012 General and discount retail properties Lincoln, NE		Dec. 31, 2012 General and discount retail properties Lincoln, NE Minimum	Dec. 31, 2012 General and discount retail properties Lincoln, NE Maximum	Dec. 31, 2012 General and discount retail properties Livingston, TN		Dec. 31, 2012 General and discount retail properties Livingston, TN Minimum	Dec. 31, 2012 General and discount retail properties Livingston, TN Maximum	Dec. 31, 2012 General and discount retail properties Logan, UT		Dec. 31, 2012 General and discount retail properties Logan, UT Minimum	Dec. 31, 2012 General and discount retail properties Logan, UT Maximum	Dec. 31, 2012 General and discount retail properties Loogootee, IN		Dec. 31, 2012 General and discount retail properties Loogootee, IN Minimum	Dec. 31, 2012 General and discount retail properties Loogootee, IN Maximum	Dec. 31, 2012 General and discount retail properties Madison, SD		Dec. 31, 2012 General and discount retail properties Madison, SD Minimum	Dec. 31, 2012 General and discount retail properties Madison, SD Maximum	Dec. 31, 2012 General and discount retail properties Madison, WI		Dec. 31, 2012 General and discount retail properties Madison, WI Minimum	Dec. 31, 2012 General and discount retail properties Madison, WI Maximum	Dec. 31, 2012 General and discount retail properties Madison, WI		Dec. 31, 2012 General and discount retail properties Madison, WI Minimum	Dec. 31, 2012 General and discount retail properties Madison, WI Maximum	Dec. 31, 2012 General and discount retail properties Madison, WI		Dec. 31, 2012 General and discount retail properties Madison, WI Minimum	Dec. 31, 2012 General and discount retail properties Madison, WI Maximum	Dec. 31, 2012 General and discount retail properties Manistique, MI		Dec. 31, 2012 General and discount retail properties Manistique, MI Minimum	Dec. 31, 2012 General and discount retail properties Manistique, MI Maximum	Dec. 31, 2012 General and discount retail properties Manitowoc, WI		Dec. 31, 2012 General and discount retail properties Manitowoc, WI Minimum	Dec. 31, 2012 General and discount retail properties Manitowoc, WI Maximum	Dec. 31, 2012 General and discount retail properties Mankato, MN		Dec. 31, 2012 General and discount retail properties Mankato, MN Minimum	Dec. 31, 2012 General and discount retail properties Mankato, MN Maximum	Dec. 31, 2012 General and discount retail properties Marinette, WI		Dec. 31, 2012 General and discount retail properties Marinette, WI Minimum	Dec. 31, 2012 General and discount retail properties Marinette, WI Maximum	Dec. 31, 2012 General and discount retail properties Marion, KY		Dec. 31, 2012 General and discount retail properties Marion, KY Minimum	Dec. 31, 2012 General and discount retail properties Marion, KY Maximum	Dec. 31, 2012 General and discount retail properties Marquette, MI		Dec. 31, 2012 General and discount retail properties Marquette, MI Minimum	Dec. 31, 2012 General and discount retail properties Marquette, MI Maximum	Dec. 31, 2012 General and discount retail properties Marshfield, WI		Dec. 31, 2012 General and discount retail properties Marshfield, WI Minimum	Dec. 31, 2012 General and discount retail properties Marshfield, WI Maximum	Dec. 31, 2012 General and discount retail properties Mason City, IA		Dec. 31, 2012 General and discount retail properties Mason City, IA Minimum	Dec. 31, 2012 General and discount retail properties Mason City, IA Maximum	Dec. 31, 2012 General and discount retail properties Memphis, MO		Dec. 31, 2012 General and discount retail properties Memphis, MO Minimum	Dec. 31, 2012 General and discount retail properties Memphis, MO Maximum	Dec. 31, 2012 General and discount retail properties Menasha, WI		Dec. 31, 2012 General and discount retail properties Menasha, WI Minimum	Dec. 31, 2012 General and discount retail properties Menasha, WI Maximum	Dec. 31, 2012 General and discount retail properties Minerva, OH		Dec. 31, 2012 General and discount retail properties Minerva, OH Minimum	Dec. 31, 2012 General and discount retail properties Minerva, OH Maximum	Dec. 31, 2012 General and discount retail properties Missoula, MT		Dec. 31, 2012 General and discount retail properties Missoula, MT Minimum	Dec. 31, 2012 General and discount retail properties Missoula, MT Maximum	Dec. 31, 2012 General and discount retail properties Mitchell, IN		Dec. 31, 2012 General and discount retail properties Mitchell, IN Minimum	Dec. 31, 2012 General and discount retail properties Mitchell, IN Maximum	Dec. 31, 2012 General and discount retail properties Mitchell, SD		Dec. 31, 2012 General and discount retail properties Mitchell, SD Minimum	Dec. 31, 2012 General and discount retail properties Mitchell, SD Maximum	Dec. 31, 2012 General and discount retail properties Monmouth, IL		Dec. 31, 2012 General and discount retail properties Monmouth, IL Minimum	Dec. 31, 2012 General and discount retail properties Monmouth, IL Maximum	Dec. 31, 2012 General and discount retail properties Monona, WI		Dec. 31, 2012 General and discount retail properties Monona, WI Minimum	Dec. 31, 2012 General and discount retail properties Monona, WI Maximum	Dec. 31, 2012 General and discount retail properties Monroe, WI		Dec. 31, 2012 General and discount retail properties Monroe, WI Minimum	Dec. 31, 2012 General and discount retail properties Monroe, WI Maximum	Dec. 31, 2012 General and discount retail properties Monticello, IL		Dec. 31, 2012 General and discount retail properties Monticello, IL Minimum	Dec. 31, 2012 General and discount retail properties Monticello, IL Maximum	Dec. 31, 2012 General and discount retail properties Montpelier, OH		Dec. 31, 2012 General and discount retail properties Montpelier, OH Minimum	Dec. 31, 2012 General and discount retail properties Montpelier, OH Maximum	Dec. 31, 2012 General and discount retail properties Morgantown, KY		Dec. 31, 2012 General and discount retail properties Morgantown, KY Minimum	Dec. 31, 2012 General and discount retail properties Morgantown, KY Maximum	Dec. 31, 2012 General and discount retail properties Mount Ayr, IA		Dec. 31, 2012 General and discount retail properties Mount Ayr, IA Minimum	Dec. 31, 2012 General and discount retail properties Mount Ayr, IA Maximum	Dec. 31, 2012 General and discount retail properties Mt Carmel, IL		Dec. 31, 2012 General and discount retail properties Mt Carmel, IL Minimum	Dec. 31, 2012 General and discount retail properties Mt Carmel, IL Maximum	Dec. 31, 2012 General and discount retail properties Munfordville, KY		Dec. 31, 2012 General and discount retail properties Munfordville, KY Minimum	Dec. 31, 2012 General and discount retail properties Munfordville, KY Maximum	Dec. 31, 2012 General and discount retail properties Nampa, ID		Dec. 31, 2012 General and discount retail properties Nampa, ID Minimum	Dec. 31, 2012 General and discount retail properties Nampa, ID Maximum	Dec. 31, 2012 General and discount retail properties Neenah, WI		Dec. 31, 2012 General and discount retail properties Neenah, WI Minimum	Dec. 31, 2012 General and discount retail properties Neenah, WI Maximum	Dec. 31, 2012 General and discount retail properties Newaygo, MI		Dec. 31, 2012 General and discount retail properties Newaygo, MI Minimum	Dec. 31, 2012 General and discount retail properties Newaygo, MI Maximum	Dec. 31, 2012 General and discount retail properties Norfolk, NE		Dec. 31, 2012 General and discount retail properties Norfolk, NE Minimum	Dec. 31, 2012 General and discount retail properties Norfolk, NE Maximum	Dec. 31, 2012 General and discount retail properties North Platte, NE		Dec. 31, 2012 General and discount retail properties North Platte, NE Minimum	Dec. 31, 2012 General and discount retail properties North Platte, NE Maximum	Dec. 31, 2012 General and discount retail properties Oconto, WI		Dec. 31, 2012 General and discount retail properties Oconto, WI Minimum	Dec. 31, 2012 General and discount retail properties Oconto, WI Maximum	Dec. 31, 2012 General and discount retail properties Ogden, UT		Dec. 31, 2012 General and discount retail properties Ogden, UT Minimum	Dec. 31, 2012 General and discount retail properties Ogden, UT Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Omaha, NE		Dec. 31, 2012 General and discount retail properties Omaha, NE Minimum	Dec. 31, 2012 General and discount retail properties Omaha, NE Maximum	Dec. 31, 2012 General and discount retail properties Onalaska, WI		Dec. 31, 2012 General and discount retail properties Onalaska, WI Minimum	Dec. 31, 2012 General and discount retail properties Onalaska, WI Maximum	Dec. 31, 2012 General and discount retail properties O'Neill, NE		Dec. 31, 2012 General and discount retail properties O'Neill, NE Minimum	Dec. 31, 2012 General and discount retail properties O'Neill, NE Maximum	Dec. 31, 2012 General and discount retail properties Osceola, IA		Dec. 31, 2012 General and discount retail properties Osceola, IA Minimum	Dec. 31, 2012 General and discount retail properties Osceola, IA Maximum	Dec. 31, 2012 General and discount retail properties Park Rapids, MN		Dec. 31, 2012 General and discount retail properties Park Rapids, MN Minimum	Dec. 31, 2012 General and discount retail properties Park Rapids, MN Maximum	Dec. 31, 2012 General and discount retail properties Perry, IA		Dec. 31, 2012 General and discount retail properties Perry, IA Minimum	Dec. 31, 2012 General and discount retail properties Perry, IA Maximum	Dec. 31, 2012 General and discount retail properties Petersburg, IN		Dec. 31, 2012 General and discount retail properties Petersburg, IN Minimum	Dec. 31, 2012 General and discount retail properties Petersburg, IN Maximum	Dec. 31, 2012 General and discount retail properties Pocatello, ID		Dec. 31, 2012 General and discount retail properties Pocatello, ID Minimum	Dec. 31, 2012 General and discount retail properties Pocatello, ID Maximum	Dec. 31, 2012 General and discount retail properties Powell, WY		Dec. 31, 2012 General and discount retail properties Powell, WY Minimum	Dec. 31, 2012 General and discount retail properties Powell, WY Maximum	Dec. 31, 2012 General and discount retail properties Provo, UT		Dec. 31, 2012 General and discount retail properties Provo, UT Minimum	Dec. 31, 2012 General and discount retail properties Provo, UT Maximum	Dec. 31, 2012 General and discount retail properties Port Washington, WI		Dec. 31, 2012 General and discount retail properties Port Washington, WI Minimum	Dec. 31, 2012 General and discount retail properties Port Washington, WI Maximum	Dec. 31, 2012 General and discount retail properties Pullman, WA		Dec. 31, 2012 General and discount retail properties Pullman, WA Minimum	Dec. 31, 2012 General and discount retail properties Pullman, WA Maximum	Dec. 31, 2012 General and discount retail properties Quincy, IL		Dec. 31, 2012 General and discount retail properties Quincy, IL Minimum	Dec. 31, 2012 General and discount retail properties Quincy, IL Maximum	Dec. 31, 2012 General and discount retail properties Racine, WI		Dec. 31, 2012 General and discount retail properties Racine, WI Minimum	Dec. 31, 2012 General and discount retail properties Racine, WI Maximum	Dec. 31, 2012 General and discount retail properties Redding, CA		Dec. 31, 2012 General and discount retail properties Redding, CA Minimum	Dec. 31, 2012 General and discount retail properties Redding, CA Maximum	Dec. 31, 2012 General and discount retail properties Rice Lake, WI		Dec. 31, 2012 General and discount retail properties Rice Lake, WI Minimum	Dec. 31, 2012 General and discount retail properties Rice Lake, WI Maximum	Dec. 31, 2012 General and discount retail properties River Falls, WI		Dec. 31, 2012 General and discount retail properties River Falls, WI Minimum	Dec. 31, 2012 General and discount retail properties River Falls, WI Maximum	Dec. 31, 2012 General and discount retail properties Riverdale, UT		Dec. 31, 2012 General and discount retail properties Riverdale, UT Minimum	Dec. 31, 2012 General and discount retail properties Riverdale, UT Maximum	Dec. 31, 2012 General and discount retail properties Rochester, MN		Dec. 31, 2012 General and discount retail properties Rochester, MN Minimum	Dec. 31, 2012 General and discount retail properties Rochester, MN Maximum	Dec. 31, 2012 General and discount retail properties Rockville, IN		Dec. 31, 2012 General and discount retail properties Rockville, IN Minimum	Dec. 31, 2012 General and discount retail properties Rockville, IN Maximum	Dec. 31, 2012 General and discount retail properties Rothschild, WI		Dec. 31, 2012 General and discount retail properties Rothschild, WI Minimum	Dec. 31, 2012 General and discount retail properties Rothschild, WI Maximum	Dec. 31, 2012 General and discount retail properties Salt Lake City, UT		Dec. 31, 2012 General and discount retail properties Salt Lake City, UT Minimum	Dec. 31, 2012 General and discount retail properties Salt Lake City, UT Maximum	Dec. 31, 2012 General and discount retail properties Scottsville, KY		Dec. 31, 2012 General and discount retail properties Scottsville, KY Minimum	Dec. 31, 2012 General and discount retail properties Scottsville, KY Maximum	Dec. 31, 2012 General and discount retail properties Sheboygan, WI		Dec. 31, 2012 General and discount retail properties Sheboygan, WI Minimum	Dec. 31, 2012 General and discount retail properties Sheboygan, WI Maximum	Dec. 31, 2012 General and discount retail properties Sioux Falls, SD		Dec. 31, 2012 General and discount retail properties Sioux Falls, SD Minimum	Dec. 31, 2012 General and discount retail properties Sioux Falls, SD Maximum	Dec. 31, 2012 General and discount retail properties Smithville, TN		Dec. 31, 2012 General and discount retail properties Smithville, TN Minimum	Dec. 31, 2012 General and discount retail properties Smithville, TN Maximum	Dec. 31, 2012 General and discount retail properties Somerville, TN		Dec. 31, 2012 General and discount retail properties Somerville, TN Minimum	Dec. 31, 2012 General and discount retail properties Somerville, TN Maximum	Dec. 31, 2012 General and discount retail properties Spanish Fork, UT		Dec. 31, 2012 General and discount retail properties Spanish Fork, UT Minimum	Dec. 31, 2012 General and discount retail properties Spanish Fork, UT Maximum	Dec. 31, 2012 General and discount retail properties Spokane Valley, WA		Dec. 31, 2012 General and discount retail properties Spokane Valley, WA Minimum	Dec. 31, 2012 General and discount retail properties Spokane Valley, WA Maximum	Dec. 31, 2012 General and discount retail properties Spokane, WA		Dec. 31, 2012 General and discount retail properties Spokane, WA Minimum	Dec. 31, 2012 General and discount retail properties Spokane, WA Maximum	Dec. 31, 2012 General and discount retail properties Spokane, WA		Dec. 31, 2012 General and discount retail properties Spokane, WA Minimum	Dec. 31, 2012 General and discount retail properties Spokane, WA Maximum	Dec. 31, 2012 General and discount retail properties St. Cloud, MN		Dec. 31, 2012 General and discount retail properties St. Cloud, MN Minimum	Dec. 31, 2012 General and discount retail properties St. Cloud, MN Maximum	Dec. 31, 2012 General and discount retail properties St. Cloud, MN		Dec. 31, 2012 General and discount retail properties St. Cloud, MN Minimum	Dec. 31, 2012 General and discount retail properties St. Cloud, MN Maximum	Dec. 31, 2012 General and discount retail properties Steven's Point, WI		Dec. 31, 2012 General and discount retail properties Steven's Point, WI Minimum	Dec. 31, 2012 General and discount retail properties Steven's Point, WI Maximum	Dec. 31, 2012 General and discount retail properties Sturgis, SD		Dec. 31, 2012 General and discount retail properties Sturgis, SD Minimum	Dec. 31, 2012 General and discount retail properties Sturgis, SD Maximum	Dec. 31, 2012 General and discount retail properties Sullivan, IL		Dec. 31, 2012 General 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Maximum	Dec. 31, 2012 General and discount retail properties Vermillion, SD		Dec. 31, 2012 General and discount retail properties Vermillion, SD Minimum	Dec. 31, 2012 General and discount retail properties Vermillion, SD Maximum	Dec. 31, 2012 General and discount retail properties Wahpeton, ND		Dec. 31, 2012 General and discount retail properties Wahpeton, ND Minimum	Dec. 31, 2012 General and discount retail properties Wahpeton, ND Maximum	Dec. 31, 2012 General and discount retail properties Walla Walla, WA		Dec. 31, 2012 General and discount retail properties Walla Walla, WA Minimum	Dec. 31, 2012 General and discount retail properties Walla Walla, WA Maximum	Dec. 31, 2012 General and discount retail properties Washington, IA		Dec. 31, 2012 General and discount retail properties Washington, IA Minimum	Dec. 31, 2012 General and discount retail properties Washington, IA Maximum	Dec. 31, 2012 General and discount retail properties Watertown, SD		Dec. 31, 2012 General and discount retail 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service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Huntsville, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX		Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX		Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Irving, TX Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Madison, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Marianna, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Marianna, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Marianna, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Milton, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Milton, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Milton, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Mobile, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Montgomery, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Moultrie, GA		Dec. 31, 2012 Automotive dealers, parts and service properties Moultrie, GA Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Moultrie, GA Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Niceville, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Niceville, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Niceville, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Ontario, CA		Dec. 31, 2012 Automotive dealers, parts and service properties Ontario, CA Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Ontario, CA Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Opelika, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Opelika, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Opelika, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Oxford, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Oxford, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Oxford, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pensacola, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pinson, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Pinson, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pinson, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Pompano Beach, FL		Dec. 31, 2012 Automotive dealers, parts and service properties Pompano Beach, FL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Pompano Beach, FL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Portland, ME		Dec. 31, 2012 Automotive dealers, parts and service properties Portland, ME Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Portland, ME Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Spanish Fort, AL		Dec. 31, 2012 Automotive dealers, parts and service properties Spanish Fort, AL Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Spanish Fort, AL Maximum	Dec. 31, 2012 Automotive dealers, parts and service properties Straban Township, PA		Dec. 31, 2012 Automotive dealers, parts and service properties Straban Township, PA Minimum	Dec. 31, 2012 Automotive dealers, parts and service properties Straban Township, PA Maximum	Dec. 31, 2012 Specialty retail properties Atlanta, GA		Dec. 31, 2012 Specialty retail properties Atlanta, GA Minimum	Dec. 31, 2012 Specialty retail properties Atlanta, GA Maximum	Dec. 31, 2012 Specialty retail properties Atlanta, GA		Dec. 31, 2012 Specialty retail properties Atlanta, GA Minimum	Dec. 31, 2012 Specialty retail properties Atlanta, GA Maximum	Dec. 31, 2012 Specialty retail properties Aurora, IL		Dec. 31, 2012 Specialty retail properties Aurora, IL Minimum	Dec. 31, 2012 Specialty retail properties Aurora, IL Maximum	Dec. 31, 2012 Specialty retail properties Davenport, IA		Dec. 31, 2012 Specialty retail properties Davenport, IA Minimum	Dec. 31, 2012 Specialty retail properties Davenport, IA Maximum	Dec. 31, 2012 Specialty retail properties El Paso, TX		Dec. 31, 2012 Specialty retail properties El Paso, TX Minimum	Dec. 31, 2012 Specialty retail properties El Paso, TX Maximum	Dec. 31, 2012 Specialty retail properties Gurnee, IL		Dec. 31, 2012 Specialty retail properties Gurnee, IL Minimum	Dec. 31, 2012 Specialty retail properties Gurnee, IL Maximum	Dec. 31, 2012 Specialty retail properties Joliet, IL		Dec. 31, 2012 Specialty retail properties Joliet, IL Minimum	Dec. 31, 2012 Specialty retail properties Joliet, IL Maximum	Dec. 31, 2012 Specialty retail properties Marietta, GA		Dec. 31, 2012 Specialty retail properties Marietta, GA Minimum	Dec. 31, 2012 Specialty retail properties Marietta, GA Maximum	Dec. 31, 2012 Specialty retail properties Marietta, GA		Dec. 31, 2012 Specialty retail properties Marietta, GA Minimum	Dec. 31, 2012 Specialty retail properties Marietta, GA Maximum	Dec. 31, 2012 Specialty retail properties Mesa, AZ		Dec. 31, 2012 Specialty retail properties Mesa, AZ Minimum	Dec. 31, 2012 Specialty retail properties Mesa, AZ Maximum	Dec. 31, 2012 Specialty retail properties Parkersburg, WV		Dec. 31, 2012 Specialty retail properties Parkersburg, WV Minimum	Dec. 31, 2012 Specialty retail properties Parkersburg, WV Maximum	Dec. 31, 2012 Specialty retail properties Peoria, IL		Dec. 31, 2012 Specialty retail properties Peoria, IL Minimum	Dec. 31, 2012 Specialty retail properties Peoria, IL Maximum	Dec. 31, 2012 Specialty retail properties Phoenix, AZ		Dec. 31, 2012 Specialty retail properties Phoenix, AZ Minimum	Dec. 31, 2012 Specialty retail properties Phoenix, AZ Maximum	Dec. 31, 2012 Specialty retail properties Eau Claire, WI		Dec. 31, 2012 Specialty retail properties Eau Claire, WI Minimum	Dec. 31, 2012 Specialty retail properties Eau Claire, WI Maximum	Dec. 31, 2012 Specialty retail properties Great Falls, MT		Dec. 31, 2012 Specialty retail properties Great Falls, MT Minimum	Dec. 31, 2012 Specialty retail properties Great Falls, MT Maximum	Dec. 31, 2012 Specialty retail properties Kenosha, WI		Dec. 31, 2012 Specialty retail properties Kenosha, WI Minimum	Dec. 31, 2012 Specialty retail properties Kenosha, WI Maximum	Dec. 31, 2012 Specialty retail properties Ashland, KY		Dec. 31, 2012 Specialty retail properties Ashland, KY Minimum	Dec. 31, 2012 Specialty retail properties Ashland, KY Maximum	Dec. 31, 2012 Specialty retail properties 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2012 Specialty retail properties Ashland, KY Maximum	Dec. 31, 2012 Specialty retail properties Avon, OH		Dec. 31, 2012 Specialty retail properties Avon, OH Minimum	Dec. 31, 2012 Specialty retail properties Avon, OH Maximum	Dec. 31, 2012 Specialty retail properties Batavia, IL		Dec. 31, 2012 Specialty retail properties Batavia, IL Minimum	Dec. 31, 2012 Specialty retail properties Batavia, IL Maximum	Dec. 31, 2012 Specialty retail properties Beckley, WV		Dec. 31, 2012 Specialty retail properties Beckley, WV Minimum	Dec. 31, 2012 Specialty retail properties Beckley, WV Maximum	Dec. 31, 2012 Specialty retail properties Bensalem, PA		Dec. 31, 2012 Specialty retail properties Bensalem, PA Minimum	Dec. 31, 2012 Specialty retail properties Bensalem, PA Maximum	Dec. 31, 2012 Specialty retail properties Canton, MA		Dec. 31, 2012 Specialty retail properties Canton, MA Minimum	Dec. 31, 2012 Specialty retail properties Canton, MA Maximum	Dec. 31, 2012 Specialty retail properties Chillicothe, OH		Dec. 31, 2012 Specialty retail properties Chillicothe, OH Minimum	Dec. 31, 2012 Specialty retail properties Chillicothe, OH Maximum	Dec. 31, 2012 Specialty retail properties Downers Grove, IL		Dec. 31, 2012 Specialty retail properties Downers Grove, IL Minimum	Dec. 31, 2012 Specialty retail properties Downers Grove, IL Maximum	Dec. 31, 2012 Specialty retail properties Fairless Hills, PA		Dec. 31, 2012 Specialty retail properties Fairless Hills, PA Minimum	Dec. 31, 2012 Specialty retail properties Fairless Hills, PA Maximum	Dec. 31, 2012 Specialty retail properties Hermantown, MN		Dec. 31, 2012 Specialty retail properties Hermantown, MN Minimum	Dec. 31, 2012 Specialty retail properties Hermantown, MN Maximum	Dec. 31, 2012 Specialty retail properties Hurricane, WV		Dec. 31, 2012 Specialty retail properties Hurricane, WV Minimum	Dec. 31, 2012 Specialty retail properties Hurricane, WV Maximum	Dec. 31, 2012 Specialty retail properties Loveland, CO		Dec. 31, 2012 Specialty retail 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Distribution Properties Gulfport, MS Maximum	Dec. 31, 2012 Distribution Properties Hickory, NC		Dec. 31, 2012 Distribution Properties Hickory, NC Minimum	Dec. 31, 2012 Distribution Properties Hickory, NC Maximum	Dec. 31, 2012 Distribution Properties Indianapolis, IN		Dec. 31, 2012 Distribution Properties Indianapolis, IN Minimum	Dec. 31, 2012 Distribution Properties Indianapolis, IN Maximum	Dec. 31, 2012 Distribution Properties Jacksonville, FL		Dec. 31, 2012 Distribution Properties Jacksonville, FL Minimum	Dec. 31, 2012 Distribution Properties Jacksonville, FL Maximum	Dec. 31, 2012 Distribution Properties Jacksonville, FL		Dec. 31, 2012 Distribution Properties Jacksonville, FL Minimum	Dec. 31, 2012 Distribution Properties Jacksonville, FL Maximum	Dec. 31, 2012 Distribution Properties Jacksonville, FL		Dec. 31, 2012 Distribution Properties Jacksonville, FL Minimum	Dec. 31, 2012 Distribution Properties Jacksonville, FL Maximum	Dec. 31, 2012 Distribution Properties Knoxville, TN		Dec. 31, 2012 Distribution Properties Knoxville, TN Minimum	Dec. 31, 2012 Distribution Properties Knoxville, TN Maximum	Dec. 31, 2012 Distribution Properties Martinsburg, WV		Dec. 31, 2012 Distribution Properties Martinsburg, WV Minimum	Dec. 31, 2012 Distribution Properties Martinsburg, WV Maximum	Dec. 31, 2012 Distribution Properties Roanoke, VA		Dec. 31, 2012 Distribution Properties Roanoke, VA Minimum	Dec. 31, 2012 Distribution Properties Roanoke, VA Maximum	Dec. 31, 2012 Distribution Properties Spokane, WA		Dec. 31, 2012 Distribution Properties Spokane, WA Minimum	Dec. 31, 2012 Distribution Properties Spokane, WA Maximum	Dec. 31, 2012 Distribution Properties Fort Myers, FL		Dec. 31, 2012 Distribution Properties Fort Myers, FL Minimum	Dec. 31, 2012 Distribution Properties Fort Myers, FL Maximum	Dec. 31, 2012 Distribution Properties Conroe, TX		Dec. 31, 2012 Distribution Properties Conroe, TX Minimum	Dec. 31, 2012 Distribution Properties Conroe, TX Maximum	Dec. 31, 2012 Distribution 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Properties West Columbia, SC Maximum	Dec. 31, 2012 Distribution Properties Wilmington, NC		Dec. 31, 2012 Distribution Properties Wilmington, NC Minimum	Dec. 31, 2012 Distribution Properties Wilmington, NC Maximum	Dec. 31, 2012 Convenience stores/car washes Phoenix, AZ		Dec. 31, 2012 Convenience stores/car washes Phoenix, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Phoenix, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Ashland, NH		Dec. 31, 2012 Convenience stores/car washes Ashland, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Ashland, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME		Dec. 31, 2012 Convenience stores/car washes Auburn, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME		Dec. 31, 2012 Convenience stores/car washes Auburn, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Auburn, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Augusta, ME		Dec. 31, 2012 Convenience stores/car washes Augusta, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Augusta, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Bangor, ME		Dec. 31, 2012 Convenience stores/car washes Bangor, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Bangor, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Bartlett, ME		Dec. 31, 2012 Convenience stores/car washes Bartlett, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Bartlett, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Berlin, NH		Dec. 31, 2012 Convenience stores/car washes Berlin, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Berlin, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Brewer, ME		Dec. 31, 2012 Convenience stores/car washes Brewer, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Brewer, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Calais, ME		Dec. 31, 2012 Convenience stores/car washes Calais, ME Minimum	Dec. 31, 2012 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2012 Convenience stores/car washes Lewiston, ME		Dec. 31, 2012 Convenience stores/car washes Lewiston, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Lewiston, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Madison, ME		Dec. 31, 2012 Convenience stores/car washes Madison, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Madison, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Manchester, ME		Dec. 31, 2012 Convenience stores/car washes Manchester, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Manchester, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Newport, NH		Dec. 31, 2012 Convenience stores/car washes Newport, NH Minimum	Dec. 31, 2012 Convenience stores/car washes Newport, NH Maximum	Dec. 31, 2012 Convenience stores/car washes Oakfield, ME		Dec. 31, 2012 Convenience stores/car washes Oakfield, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Oakfield, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Paris, ME		Dec. 31, 2012 Convenience stores/car washes Paris, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Paris, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Reno, NV		Dec. 31, 2012 Convenience stores/car washes Reno, NV Minimum	Dec. 31, 2012 Convenience stores/car washes Reno, NV Maximum	Dec. 31, 2012 Convenience stores/car washes Rockland, ME		Dec. 31, 2012 Convenience stores/car washes Rockland, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Rockland, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Sanford, ME		Dec. 31, 2012 Convenience stores/car washes Sanford, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Sanford, ME Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ		Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Minimum	Dec. 31, 2012 Convenience stores/car washes Scottsdale, AZ Maximum	Dec. 31, 2012 Convenience stores/car washes Sherman Mills, ME		Dec. 31, 2012 Convenience stores/car washes Sherman Mills, ME Minimum	Dec. 31, 2012 Convenience stores/car washes Sherman Mills, ME Maximum	Dec. 31, 2012 Convenience stores/car washes South Portland, ME		Dec. 31, 2012 Convenience stores/car washes South Portland, ME Minimum	Dec. 31, 2012 Convenience stores/car washes South Portland, ME Maximum	Dec. 31, 2012 Industrial properties Houston, TX		Dec. 31, 2012 Industrial properties Houston, TX Minimum	Dec. 31, 2012 Industrial properties Houston, TX Maximum	Dec. 31, 2012 Industrial properties Pulaski, VA		Dec. 31, 2012 Industrial properties Pulaski, VA Minimum	Dec. 31, 2012 Industrial properties Pulaski, VA Maximum	Dec. 31, 2012 Industrial properties Minerva, OH		Dec. 31, 2012 Industrial properties Minerva, OH Minimum	Dec. 31, 2012 Industrial properties Minerva, OH Maximum	Dec. 31, 2012 Industrial properties Annapolis Junction, MD		Dec. 31, 2012 Industrial properties Annapolis Junction, MD Minimum	Dec. 31, 2012 Industrial properties Annapolis Junction, MD Maximum	Dec. 31, 2012 Industrial properties Bridgeview, IL		Dec. 31, 2012 Industrial properties Bridgeview, IL Minimum	Dec. 31, 2012 Industrial properties Bridgeview, IL Maximum	Dec. 31, 2012 Industrial properties Byron, IL		Dec. 31, 2012 Industrial properties Byron, IL Minimum	Dec. 31, 2012 Industrial properties Byron, IL Maximum	Dec. 31, 2012 Industrial properties Dublin, VA		Dec. 31, 2012 Industrial properties Dublin, VA Minimum	Dec. 31, 2012 Industrial properties Dublin, VA Maximum	Dec. 31, 2012 Industrial properties Edon, OH		Dec. 31, 2012 Industrial properties Edon, OH Minimum	Dec. 31, 2012 Industrial properties Edon, OH Maximum	Dec. 31, 2012 Industrial properties Elk Grove Village, IL		Dec. 31, 2012 Industrial properties Elk Grove Village, IL Minimum	Dec. 31, 2012 Industrial properties Elk Grove Village, IL Maximum	Dec. 31, 2012 Industrial properties Exton, PA		Dec. 31, 2012 Industrial properties Exton, PA Minimum	Dec. 31, 2012 Industrial properties Exton, PA Maximum	Dec. 31, 2012 Industrial properties Fremont, IN		Dec. 31, 2012 Industrial properties Fremont, IN Minimum	Dec. 31, 2012 Industrial properties Fremont, IN Maximum	Dec. 31, 2012 Industrial properties Grand Chute, WI		Dec. 31, 2012 Industrial properties Grand Chute, WI Minimum	Dec. 31, 2012 Industrial properties Grand Chute, WI Maximum	Dec. 31, 2012 Industrial properties Lenexa, KS		Dec. 31, 2012 Industrial properties Lenexa, KS Minimum	Dec. 31, 2012 Industrial properties Lenexa, KS Maximum	Dec. 31, 2012 Industrial properties Loudon, TN		Dec. 31, 2012 Industrial properties Loudon, TN Minimum	Dec. 31, 2012 Industrial properties Loudon, TN Maximum	Dec. 31, 2012 Industrial properties Merced, CA		Dec. 31, 2012 Industrial properties Merced, CA Minimum	Dec. 31, 2012 Industrial properties Merced, CA Maximum	Dec. 31, 2012 Industrial properties Monroe, MI		Dec. 31, 2012 Industrial properties Monroe, MI Minimum	Dec. 31, 2012 Industrial properties Monroe, MI Maximum	Dec. 31, 2012 Industrial properties Monroe, MI		Dec. 31, 2012 Industrial properties Monroe, MI Minimum	Dec. 31, 2012 Industrial properties Monroe, MI Maximum	Dec. 31, 2012 Industrial properties Nashville, TN		Dec. 31, 2012 Industrial properties Nashville, TN Minimum	Dec. 31, 2012 Industrial properties Nashville, TN Maximum	Dec. 31, 2012 Industrial properties Royal Oak, MI		Dec. 31, 2012 Industrial properties Royal Oak, MI Minimum	Dec. 31, 2012 Industrial properties Royal Oak, MI Maximum	Dec. 31, 2012 Industrial properties Scottdale, PA		Dec. 31, 2012 Industrial properties Scottdale, PA Minimum	Dec. 31, 2012 Industrial properties Scottdale, PA Maximum	Dec. 31, 2012 Industrial properties Shelbyville, KY		Dec. 31, 2012 Industrial properties Shelbyville, KY Minimum	Dec. 31, 2012 Industrial properties Shelbyville, KY Maximum	Dec. 31, 2012 Industrial properties Sidney, OH		Dec. 31, 2012 Industrial properties Sidney, OH Minimum	Dec. 31, 2012 Industrial properties Sidney, OH Maximum	Dec. 31, 2012 Industrial properties Surgoinsville, TN		Dec. 31, 2012 Industrial properties Surgoinsville, TN Minimum	Dec. 31, 2012 Industrial properties Surgoinsville, TN Maximum	Dec. 31, 2012 Industrial properties Troy, MI		Dec. 31, 2012 Industrial properties Troy, MI Minimum	Dec. 31, 2012 Industrial properties Troy, MI Maximum	Dec. 31, 2012 Industrial properties Westfield, MA		Dec. 31, 2012 Industrial properties Westfield, MA Minimum	Dec. 31, 2012 Industrial properties Westfield, MA Maximum	Dec. 31, 2012 Industrial properties Worcester, MA		Dec. 31, 2012 Industrial properties Worcester, MA Minimum	Dec. 31, 2012 Industrial properties Worcester, MA Maximum	Dec. 31, 2012 Movie Theater Fort Wayne, IN		Dec. 31, 2012 Movie Theater Fort Wayne, IN Minimum	Dec. 31, 2012 Movie Theater Fort Wayne, IN Maximum	Dec. 31, 2012 Movie Theater Greensboro, NC		Dec. 31, 2012 Movie Theater Greensboro, NC Minimum	Dec. 31, 2012 Movie Theater Greensboro, NC Maximum	Dec. 31, 2012 Movie Theater Kansas City, MO		Dec. 31, 2012 Movie Theater Kansas City, MO Minimum	Dec. 31, 2012 Movie Theater Kansas City, MO Maximum	Dec. 31, 2012 Movie Theater Lees Summit, MO		Dec. 31, 2012 Movie Theater Lees Summit, MO Minimum	Dec. 31, 2012 Movie Theater Lees Summit, MO Maximum	Dec. 31, 2012 Movie Theater Martinsburg, WV		Dec. 31, 2012 Movie Theater Martinsburg, WV Minimum	Dec. 31, 2012 Movie Theater Martinsburg, WV Maximum	Dec. 31, 2012 Movie Theater Phoenix, AZ		Dec. 31, 2012 Movie Theater Phoenix, AZ Minimum	Dec. 31, 2012 Movie Theater Phoenix, AZ Maximum	Dec. 31, 2012 Movie Theater Missoula, MT		Dec. 31, 2012 Movie Theater Missoula, MT Minimum	Dec. 31, 2012 Movie Theater Missoula, MT Maximum	Dec. 31, 2012 Movie Theater Raleigh, NC		Dec. 31, 2012 Movie Theater Raleigh, NC Minimum	Dec. 31, 2012 Movie Theater Raleigh, NC Maximum	Dec. 31, 2012 Movie Theater Batavia, IL		Dec. 31, 2012 Movie Theater Batavia, IL Minimum	Dec. 31, 2012 Movie Theater Batavia, IL Maximum	Dec. 31, 2012 Movie Theater Wilmington, NC		Dec. 31, 2012 Movie Theater Wilmington, NC Minimum	Dec. 31, 2012 Movie Theater Wilmington, NC Maximum	Dec. 31, 2012 Movie Theater Bixby, OK		Dec. 31, 2012 Movie Theater Bixby, OK Minimum	Dec. 31, 2012 Movie Theater Bixby, OK Maximum	Dec. 31, 2012 Movie Theater Cedar Rapids, IA		Dec. 31, 2012 Movie Theater Cedar Rapids, IA Minimum	Dec. 31, 2012 Movie Theater Cedar Rapids, IA Maximum	Dec. 31, 2012 Movie Theater Colorado Springs, CO		Dec. 31, 2012 Movie Theater Colorado Springs, CO Minimum	Dec. 31, 2012 Movie Theater Colorado Springs, CO Maximum	Dec. 31, 2012 Movie Theater Columbia, SC		Dec. 31, 2012 Movie Theater Columbia, SC Minimum	Dec. 31, 2012 Movie Theater Columbia, SC Maximum	Dec. 31, 2012 Movie Theater Covina, CA		Dec. 31, 2012 Movie Theater Covina, CA Minimum	Dec. 31, 2012 Movie Theater Covina, CA Maximum	Dec. 31, 2012 Movie Theater Durham, NC		Dec. 31, 2012 Movie Theater Durham, NC Minimum	Dec. 31, 2012 Movie Theater Durham, NC Maximum	Dec. 31, 2012 Movie Theater Goodyear, AZ		Dec. 31, 2012 Movie Theater Goodyear, AZ Minimum	Dec. 31, 2012 Movie Theater Goodyear, AZ Maximum	Dec. 31, 2012 Movie Theater Johnston, IA		Dec. 31, 2012 Movie Theater Johnston, IA Minimum	Dec. 31, 2012 Movie Theater Johnston, IA Maximum	Dec. 31, 2012 Movie Theater Longview, TX		Dec. 31, 2012 Movie Theater Longview, TX Minimum	Dec. 31, 2012 Movie Theater Longview, TX Maximum	Dec. 31, 2012 Movie Theater Noblesville, IN		Dec. 31, 2012 Movie Theater Noblesville, IN Minimum	Dec. 31, 2012 Movie Theater Noblesville, IN Maximum	Dec. 31, 2012 Movie Theater Overland Park, KS		Dec. 31, 2012 Movie Theater Overland Park, KS Minimum	Dec. 31, 2012 Movie Theater Overland Park, KS Maximum	Dec. 31, 2012 Movie Theater Portage, IN		Dec. 31, 2012 Movie Theater Portage, IN Minimum	Dec. 31, 2012 Movie Theater Portage, IN Maximum	Dec. 31, 2012 Movie Theater Winston Salem, NC		Dec. 31, 2012 Movie Theater Winston Salem, NC Minimum	Dec. 31, 2012 Movie Theater Winston Salem, NC Maximum	Dec. 31, 2012 Educational Properties Columbus, OH		Dec. 31, 2012 Educational Properties Columbus, OH Minimum	Dec. 31, 2012 Educational Properties Columbus, OH Maximum	Dec. 31, 2012 Educational Properties Columbus, OH		Dec. 31, 2012 Educational Properties Columbus, OH Minimum	Dec. 31, 2012 Educational Properties Columbus, OH Maximum	Dec. 31, 2012 Educational Properties Lone Tree, CO		Dec. 31, 2012 Educational Properties Lone Tree, CO Minimum	Dec. 31, 2012 Educational Properties Lone Tree, CO Maximum	Dec. 31, 2012 Educational Properties Mesa, AZ		Dec. 31, 2012 Educational Properties Mesa, AZ Minimum	Dec. 31, 2012 Educational Properties Mesa, AZ Maximum	Dec. 31, 2012 Educational Properties Romeoville, IL		Dec. 31, 2012 Educational Properties Romeoville, IL Minimum	Dec. 31, 2012 Educational Properties Romeoville, IL Maximum	Dec. 31, 2012 Educational Properties Grand Chute, WI		Dec. 31, 2012 Educational Properties Grand Chute, WI Minimum	Dec. 31, 2012 Educational Properties Grand Chute, WI Maximum	Dec. 31, 2012 Educational Properties Alpena, MI		Dec. 31, 2012 Educational Properties Alpena, MI Minimum	Dec. 31, 2012 Educational Properties Alpena, MI Maximum	Dec. 31, 2012 Educational Properties Cummington, MA		Dec. 31, 2012 Educational Properties Cummington, MA Minimum	Dec. 31, 2012 Educational Properties Cummington, MA Maximum	Dec. 31, 2012 Educational Properties Duluth, GA		Dec. 31, 2012 Educational Properties Duluth, GA Minimum	Dec. 31, 2012 Educational Properties Duluth, GA Maximum	Dec. 31, 2012 Educational Properties Hendersonville, NC		Dec. 31, 2012 Educational Properties Hendersonville, NC Minimum	Dec. 31, 2012 Educational Properties Hendersonville, NC Maximum	Dec. 31, 2012 Educational Properties Leawood, KS		Dec. 31, 2012 Educational Properties Leawood, KS Minimum	Dec. 31, 2012 Educational Properties Leawood, KS Maximum	Dec. 31, 2012 Educational Properties Manchester Center, VT		Dec. 31, 2012 Educational Properties Manchester Center, VT Minimum	Dec. 31, 2012 Educational Properties Manchester Center, VT Maximum	Dec. 31, 2012 Educational Properties Mt Laurel, NJ		Dec. 31, 2012 Educational Properties Mt Laurel, NJ Minimum	Dec. 31, 2012 Educational Properties Mt Laurel, NJ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Phoenix, AZ		Dec. 31, 2012 Educational Properties Phoenix, AZ Minimum	Dec. 31, 2012 Educational Properties Phoenix, AZ Maximum	Dec. 31, 2012 Educational Properties Prineville, OR		Dec. 31, 2012 Educational Properties Prineville, OR Minimum	Dec. 31, 2012 Educational Properties Prineville, OR Maximum	Dec. 31, 2012 Educational Properties Reedley, CA		Dec. 31, 2012 Educational Properties Reedley, CA Minimum	Dec. 31, 2012 Educational Properties Reedley, CA Maximum	Dec. 31, 2012 Educational Properties Tucson, AZ		Dec. 31, 2012 Educational Properties Tucson, AZ Minimum	Dec. 31, 2012 Educational Properties Tucson, AZ Maximum	Dec. 31, 2012 Educational Properties Warrenville, IL		Dec. 31, 2012 Educational Properties Warrenville, IL Minimum	Dec. 31, 2012 Educational Properties Warrenville, IL Maximum	Dec. 31, 2012 Educational Properties Westmont, IL		Dec. 31, 2012 Educational Properties Westmont, IL Minimum	Dec. 31, 2012 Educational Properties Westmont, IL Maximum	Dec. 31, 2012 Supermarkets Lubbock, TX		Dec. 31, 2012 Supermarkets Lubbock, TX Minimum	Dec. 31, 2012 Supermarkets Lubbock, TX Maximum	Dec. 31, 2012 Supermarkets Lufkin, TX		Dec. 31, 2012 Supermarkets Lufkin, TX Minimum	Dec. 31, 2012 Supermarkets Lufkin, TX Maximum	Dec. 31, 2012 Supermarkets Wichita Falls, TX		Dec. 31, 2012 Supermarkets Wichita Falls, TX Minimum	Dec. 31, 2012 Supermarkets Wichita Falls, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Amarillo, TX		Dec. 31, 2012 Supermarkets Amarillo, TX Minimum	Dec. 31, 2012 Supermarkets Amarillo, TX Maximum	Dec. 31, 2012 Supermarkets Burkburnett, TX		Dec. 31, 2012 Supermarkets Burkburnett, TX Minimum	Dec. 31, 2012 Supermarkets Burkburnett, TX Maximum	Dec. 31, 2012 Supermarkets Childress, TX		Dec. 31, 2012 Supermarkets Childress, TX Minimum	Dec. 31, 2012 Supermarkets Childress, TX Maximum	Dec. 31, 2012 Supermarkets Cleveland, TX		Dec. 31, 2012 Supermarkets Cleveland, TX Minimum	Dec. 31, 2012 Supermarkets Cleveland, TX Maximum	Dec. 31, 2012 Supermarkets Corrigan, TX		Dec. 31, 2012 Supermarkets Corrigan, TX Minimum	Dec. 31, 2012 Supermarkets Corrigan, TX Maximum	Dec. 31, 2012 Supermarkets Diboll, TX		Dec. 31, 2012 Supermarkets Diboll, TX Minimum	Dec. 31, 2012 Supermarkets Diboll, TX Maximum	Dec. 31, 2012 Supermarkets Levelland, TX		Dec. 31, 2012 Supermarkets Levelland, TX Minimum	Dec. 31, 2012 Supermarkets Levelland, TX Maximum	Dec. 31, 2012 Supermarkets Muleshoe, TX		Dec. 31, 2012 Supermarkets Muleshoe, TX Minimum	Dec. 31, 2012 Supermarkets Muleshoe, TX Maximum	Dec. 31, 2012 Supermarkets Novasota, TX		Dec. 31, 2012 Supermarkets Novasota, TX Minimum	Dec. 31, 2012 Supermarkets Novasota, TX Maximum	Dec. 31, 2012 Supermarkets Perryton, TX		Dec. 31, 2012 Supermarkets Perryton, TX Minimum	Dec. 31, 2012 Supermarkets Perryton, TX Maximum	Dec. 31, 2012 Supermarkets Plainview, TX		Dec. 31, 2012 Supermarkets Plainview, TX Minimum	Dec. 31, 2012 Supermarkets Plainview, TX Maximum	Dec. 31, 2012 Supermarkets Snyder, TX		Dec. 31, 2012 Supermarkets Snyder, TX Minimum	Dec. 31, 2012 Supermarkets Snyder, TX Maximum	Dec. 31, 2012 Supermarkets Timpson, TX		Dec. 31, 2012 Supermarkets Timpson, TX Minimum	Dec. 31, 2012 Supermarkets Timpson, TX Maximum	Dec. 31, 2012 Supermarkets Vernon, TX		Dec. 31, 2012 Supermarkets Vernon, TX Minimum	Dec. 31, 2012 Supermarkets Vernon, TX Maximum	Dec. 31, 2012 Medical/other office properties Dallas, TX		Dec. 31, 2012 Medical/other office properties Dallas, TX Minimum	Dec. 31, 2012 Medical/other office properties Dallas, TX Maximum	Dec. 31, 2012 Medical/other office properties Fort Myers, FL		Dec. 31, 2012 Medical/other office properties Fort Myers, FL Minimum	Dec. 31, 2012 Medical/other office properties Fort Myers, FL Maximum	Dec. 31, 2012 Medical/other office properties Columbia, SC		Dec. 31, 2012 Medical/other office properties Columbia, SC Minimum	Dec. 31, 2012 Medical/other office properties Columbia, SC Maximum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL		Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Minimum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Maximum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL		Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Minimum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Maximum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL		Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Minimum	Dec. 31, 2012 Medical/other office properties Bonita Springs, FL Maximum	Dec. 31, 2012 Medical/other office properties Cape Coral, FL		Dec. 31, 2012 Medical/other office properties Cape Coral, FL Minimum	Dec. 31, 2012 Medical/other office properties Cape Coral, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Medical/other office properties Naples, FL		Dec. 31, 2012 Medical/other office properties Naples, FL Minimum	Dec. 31, 2012 Medical/other office properties Naples, FL Maximum	Dec. 31, 2012 Drugstores Buffalo, NY		Dec. 31, 2012 Drugstores Buffalo, NY Minimum	Dec. 31, 2012 Drugstores Buffalo, NY Maximum	Dec. 31, 2012 Drugstores Moundsville, WV		Dec. 31, 2012 Drugstores Moundsville, WV Minimum	Dec. 31, 2012 Drugstores Moundsville, WV Maximum	Dec. 31, 2012 Drugstores Millen, GA		Dec. 31, 2012 Drugstores Millen, GA Minimum	Dec. 31, 2012 Drugstores Millen, GA Maximum	Dec. 31, 2012 Drugstores Oneida, NY		Dec. 31, 2012 Drugstores Oneida, NY Minimum	Dec. 31, 2012 Drugstores Oneida, NY Maximum	Dec. 31, 2012 Drugstores Philadelphia, PA		Dec. 31, 2012 Drugstores Philadelphia, PA Minimum	Dec. 31, 2012 Drugstores Philadelphia, PA Maximum	Dec. 31, 2012 Drugstores Philadelphia, PA		Dec. 31, 2012 Drugstores Philadelphia, PA Minimum	Dec. 31, 2012 Drugstores Philadelphia, PA Maximum	Dec. 31, 2012 Drugstores St Clair Shores, MI		Dec. 31, 2012 Drugstores St Clair Shores, MI Minimum	Dec. 31, 2012 Drugstores St Clair Shores, MI Maximum	Dec. 31, 2012 Drugstores Thomasville, GA		Dec. 31, 2012 Drugstores Thomasville, GA Minimum	Dec. 31, 2012 Drugstores Thomasville, GA Maximum	Dec. 31, 2012 Drugstores Uhrichsville, OH		Dec. 31, 2012 Drugstores Uhrichsville, OH Minimum	Dec. 31, 2012 Drugstores Uhrichsville, OH Maximum	Dec. 31, 2012 Recreational Properties Jacksonville, FL		Dec. 31, 2012 Recreational Properties Jacksonville, FL Minimum	Dec. 31, 2012 Recreational Properties Jacksonville, FL Maximum	Dec. 31, 2012 Recreational Properties Plano, TX		Dec. 31, 2012 Recreational Properties Plano, TX Minimum	Dec. 31, 2012 Recreational Properties Plano, TX Maximum	Dec. 31, 2012 Recreational Properties Austin, TX		Dec. 31, 2012 Recreational Properties Austin, TX Minimum	Dec. 31, 2012 Recreational Properties Austin, TX Maximum	Dec. 31, 2012 Recreational Properties Fort Worth, TX		Dec. 31, 2012 Recreational Properties Fort Worth, TX Minimum	Dec. 31, 2012 Recreational Properties Fort Worth, TX Maximum	Dec. 31, 2012 Recreational Properties Grapevine, TX		Dec. 31, 2012 Recreational Properties Grapevine, TX Minimum	Dec. 31, 2012 Recreational Properties Grapevine, TX Maximum	Dec. 31, 2012 Recreational Properties Lewisville, TX		Dec. 31, 2012 Recreational Properties Lewisville, TX Minimum	Dec. 31, 2012 Recreational Properties Lewisville, TX Maximum	Dec. 31, 2012 Recreational Properties Shenandoah, TX		Dec. 31, 2012 Recreational Properties Shenandoah, TX Minimum	Dec. 31, 2012 Recreational Properties Shenandoah, TX Maximum	Dec. 31, 2012 Recreational Properties Tannersville, PA		Dec. 31, 2012 Recreational Properties Tannersville, PA Minimum	Dec. 31, 2012 Recreational Properties Tannersville, PA Maximum	Dec. 31, 2012 Health clubs/gyms Keizer, OR		Dec. 31, 2012 Health clubs/gyms Keizer, OR Minimum	Dec. 31, 2012 Health clubs/gyms Keizer, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Health clubs/gyms Salem, OR		Dec. 31, 2012 Health clubs/gyms Salem, OR Minimum	Dec. 31, 2012 Health clubs/gyms Salem, OR Maximum	Dec. 31, 2012 Interstate Travel Plazas Catlettsburg, KY		Dec. 31, 2012 Interstate Travel Plazas Catlettsburg, KY Minimum	Dec. 31, 2012 Interstate Travel Plazas Catlettsburg, KY Maximum	Dec. 31, 2012 Interstate Travel Plazas Saint Augustine, FL		Dec. 31, 2012 Interstate Travel Plazas Saint Augustine, FL Minimum	Dec. 31, 2012 Interstate Travel Plazas Saint Augustine, FL Maximum	Dec. 31, 2012 Interstate Travel Plazas Spiceland, IN		Dec. 31, 2012 Interstate Travel Plazas Spiceland, IN Minimum	Dec. 31, 2012 Interstate Travel Plazas Spiceland, IN Maximum	Dec. 31, 2012 Call Centres Worcester, MA		Dec. 31, 2012 Call Centres Worcester, MA Minimum	Dec. 31, 2012 Call Centres Worcester, MA Maximum
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances		$ 181,908																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																															$ 1,571																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																$ 11,080												$ 6,925																																																																																																																																																																																																																								$ 9,348																																$ 7,271																																																																																																																												$ 38,652																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																								$ 2,210																																$ 17,548				$ 6,932																																$ 2,545				$ 844				$ 4,006				$ 1,957				$ 5,439				$ 1,908				$ 1,950				$ 3,076				$ 720				$ 1,319				$ 686				$ 897				$ 2,524								$ 1,214				$ 846				$ 4,263				$ 3,376				$ 317				$ 2,817																																																																																								$ 5,744				$ 7,340				$ 4,787				$ 4,787				$ 4,148				$ 5,106																																								$ 7,755
Land and Improvements, Initial Cost to Company		1,338,588			557				1,615				247				218				310				120				1,036				228				483				1,024				256				1,038				1,119				727				1,332				2,064				1,301				388				197				513				265				488				579				286				695				973				838				1,106				254				410				594				565				401				747				472				391				1,435				388				635				288				426				688				1,560				809				762				750				384				333				1,501				1,497				484				474				492				369				774				739				438				189				737				821				304				318				759				503				2,071				215				508				613				229				581				439				54				620				272				213				482				600				352				561				1,046				277				313				340				242				242				258				532				572				289				976				1,675				511				666				865				1,226				449				411				855				1,456				355				247				383				294				2,226				501				300				417				1,321				674				289				304				268				294				463				509				479				393				526				557				103				353				220				367				967				1,053				1,366				619				695				393				291				441				1,026				526				308				248				677				940				207				668				1,423				419				137				425				351				426				413				301				270				271				385				428				614				616				712				764				452				479				74				294				267				424				976				562				415				117				1,091				539				357				609				1,142				655				735				314				650				141				685				772				307				451				270				923				1,020				470				489				607				293				340				524				251				292				495				601				411				667				1,503				478				660				989				1,110				368				825				440				262				191				1,351				2,417				626				600				109				210				161				522				177				643				219				1,480				1,236				1,009				289				223				531				652				586				546				145				568				575				387				314				762				611				423				361				439				604				242				292				1,105				1,149				1,006				1,230				408				306				1,286				1,098				1,156				1,086				585				592				2,844				2,348				973				794				702				223				1,450				396				496				460				258				266				170				449				370				1,971				467				480				930				872				487				508				1,325				718				245				1,994				576				594				349				334				245				907				487				367				592				384				936				618				635				547				332				561				296				172				1,312				499				246				342				308				57				302				616				907				590				626				636				713				1,267				419				203				323				917				699				1,717				334				1,010				854				534				687				927				454				634				352				892				1,198				351				225				472				1,852				214				180				184				3,908				797				503				946				121				887				810				1,482				1,505				307				316				1,819				938				846				801				874				2,005				873				1,318				676				602				596				823				161				463				867				205				587				424				573				426				560				588				436				652				530				320				499				485				657				968				301				497				634				312				1,184				1,359				678				394				1,466				265				484				1,398				419				669				477				539				409				1,249				642				2,006				765				278				250				1,508				772				168				416				457				598				847				810				324				860				154				383				282				405				787				558				1,289				2,418				521				252				444				1,015				499				878				25				610				1,033				1,253				799				387				634				493				561				314				373				195				384				789				513				883				588				1,193				828				503				271				517				349				428				539				922				219				240				751				265				549				1,013				759				1,008				383				316				524				1,072				571				1,115				1,655				439				678				290				231				189				464				779				866				1,051				388				379				771				311				602				231				1,481				154				480				857				789				240				552				300				983				1,540				136				290				472				409				981				807				121				381				488				378				1,593				119				264				267				323				900				699				765				158				331				851				400				523				555				446				555				4,898				5,017				1,117				4,722				381				3,030				526				289				4,152				1,024				3,594				4,725				430				6,466				3,124				3,857				360				66				2,526				741				673				631				462				6,155				264				550				4,246				3,269				3,191				648				3,035				639				2,036				3,061				1,814				371				352				420				1,219				365				495				7,247				2,805				4,961				1,752				811				1,502				762				3,652				630				2,393				738				4,110				1,005				1,941				57				772				775				391				2,952				3,401				2,998				8,698				4,788				555				565				3,176				709				1,963				1,269				2,793				1,721				3,603				3,166				4,044				3,079				872				3,550				3,736				2,896				2,627				581				2,950				1,275				409				474				4,186				429				454				571				1,060				4,072				2,836				5,632				659				2,573				6,167				1,452				724				4,423				3,272				2,186				448				3,137				1,103				4,123				554				3,918				2,037				2,982				1,526				641				557				518				228				972				672				2,080				2,944				633				2,701				2,734				496				2,448				5,320				5,477				7,431				2,468				400				322				877				651				799				2,317				1,264				2,145				436				2,237				3,510				3,076				7,043				1,535				1,787				3,023				6,189				628				2,685				3,260				544				2,973				4,907				570				345				1,366				1,014				3,781				3,437				3,749				5,033				1,383				402				557				589				724				2,037				481				756				1,202				2,283				719				3,064				604				3,310				2,952				2,848				2,780				3,413				3,689				691				2,861				2,789				1,568				343				786				437				785				2,036				849				1,199				871				737				800				288				289				882				384				1,403				1,822				401				645				342				973				2,013				1,009				397				2,562				1,235				766				169				380				2,160				360				465				542				414				107				1,145				678				831				502				2,308				398				440				975				595				2,401				1,120				769				1,587				391				1,515				510				1,555				801				1,418				907				1,059				717				244				645				1,250				698				283				536				418				3,591				385				772				323				68				357				572				930				712				4,653				399				612				963				195				494				217				2,041				804				2,121				304				618				796				1,869				243				1,338				2,192				1,066				1,020				1,351				732				1,146				1,826				293				919				506				731				257				168				542				825				435				248				1,443				720				1,213				1,623				2,214				6,155				3,170				3,931				4,775				157				238				3,064				1,225				1,808				376				1,318				631				242				281				354				676				358				372				607				339				343				417				334				300				1,775				5,430				4,338				544				187				84				162				130				586				2,561				296				778				184				252				374				195				295				7,348				931				211				359				283				137				155				167				89				398				241				422				303				275				179				458				7,981				503				120				104				148				195				150				320				6,153				650				563				1,385				4,863				5,026				1,979				2,823				1,536				767				1,700				4,675				2,610				2,040				1,800				2,497				2,098				1,597				1,486				3,421				775				1,316				4,171				2,497				4,079				3,913				629				1,550				1,857				1,135				1,653				28,693				499				1,772				3,655				1,881				727				2,329				1,551				1,324				2,931				1,345				1,991				2,168				561				990				1,002				2,067				848				2,836				1,108				320				164				384				199				607				339				786				963				259				173				333				518				1,021				492				344				1,144				108				136				250				221				641				268				262				260				1,098				500				858				233				741				1,203				500				318				614				1,075				230				324				262				370				2,243				398				371				287				318				327				325				387				238				187				2,711				260				503				723				331				460				130				279				519				273				139				1,096				211				807				4,416				2,765				5,123				3,437				259				661				2,341				333				649				2,245				1,093				734				491				642				3,001				2,494				427				1,738				1,463				1,188				3,456				1,567				1,611				459				3,426				607				442				921				777				1,128				3,258				3,731				2,696				2,359				2,543				3,517				2,450				2,652				2,333				3,636				4,705				1,552				5,585				2,521				1,892				2,115				5,566				1,630				3,881				3,046				1,432				1,760				4,935				4,621				1,567				417				1,069				2,020				929				1,684				1,524				236				1,177				2,289				692				1,854				1,198				1,404				4,025				2,381				1,912				1,840				571				1,637				983				2,542				1,375				1,782				1,178								1,574				3,559				1,828				1,573				2,030				747				465				395				775				1,651				471				781				1,029				620				2,062				253				1,791				1,633				904				2,095				317				738				376				545				1,351				1,829				260				1,057				681				706				810				1,315				733				1,613				1,169				931				617				431				3,225				4,425				2,468				2,554				2,130				2,886				10,943				1,208				941				1,509				1,214				1,589				9,344				9,556				9,649				2,048
Buildings, Improvements, Initial Cost to Company		2,020,686			318				2,476				198				273				394				1,336				1,655				219				318				202				585				482				1,055				1,329				1,466				2,043				1,032				748				341				483				476				653				299				726				1,482				415				216				450				468				856				417				286				567				558				642				599				1,541				778				900				744				1,956				119				557				601				821				379				350				173				615				1,684				134				282				366				564				614				700				529				227				629				694				588				484				977				713				1,224				483				603				503				730				730				451				762				501				220				558				682				389				246				549				334				2,041				275				220				244				256				310				279				198				260				271				1,112				811				168				244				672				644				279				147				793				663				438				427				292				858				459				193				293				991				519				131				257				354				262				557				706				591				484				665				624				180				382				288				169				844				412				1,699				672				302				405				633				646				907				598				291				333				539				126				91				295				1,552				594				196				200				209				223				235				219				305				157				258				189				688				1,301				669				941				570				298				423				221				513				584				2,385				354				471				334				2,217				575				228				1,810				1,451				129				278				255				380				182				231				767				338				377				231				468				826				629				612				1,020				212				258				209				244				460				1,007				121				346				184				1,323				987				204				2,057				817				255				561				236				312				620				1,445				707				1,439				765				410				318				493				570				139				1,669				414				1,329				272				444				311				304				495				442				619				342				152				648				740				502				143				241				239				307				269				297				717				298				818				851				1,291				1,142				2,048				930				344				263				439				352				413				561				302				1,620				1,348				640				616				245				473				1,967				1,074				488				587				262				310				749				153				150				2,295				729				631				910				509				871				573				781				450				193				1,207				329				904				425				654				447				499				334				283				200				877				387				677				227				230				185				305				343				700				360				664				434				439				161				1,010				193				316				926				69				560				362				451				944				687				616				408				847				1,700				1,117				251				577				514				592				856				790				826				578				648				739				819				495				327				760				1,096				250				225				90				8,630				428				153				2,221				239				992				306				1,568				1,817				596				603				1,188				697				682				481				1,033				794				790				234				911				14				105				1,151				533				565				1,867				197				487				520				466				653				549				781				290				450				568				302				536				642				854				1,259				413				278				278				240				311				551				402				240				2,294				329				497				1,289				634				548				408				380				694				729				178				570				829				494				502				959				505				128				658				309				535				832				739				658				291				320				270				435				232				663				1,044				1,871				1,529				575				377				236				416				248				1,657				406				557				193				1,410				1,779				374				1,364				929				83				631				722				531				964				713				559				1,249				613				557				351				651				218				373				429				339				300				406				138				126				662				122				752				1,286				964				251				404				404				541				642				630				771				1,467				719				586				211				337				227				218				777				960				1,051				353				487				372				463				550				307				676				352				361				307				332				408				624				227				1,232				1,997				248				172				347				202				1,056				629				114				238				215				254				1,314				324				460				338				918				2,306				515				437				695				323				1,077				291				446				411				172				373				5,804				12,407				1,825				6,955				1,082				3,321				813				589				2,872				7,113				4,384				4,164				581				4,232				4,436				3,348				1,829				410				3,141				1,198				983				1,229				791				6,298				1,681				1,116				4,444				3,482				4,414				379				4,509				940				5,555				3,609				2,540				565				345				776				760				812				1,089				4,907				3,593				8,243				4,387				1,392				2,810				984				5,217				463				3,546				1,175				5,210				2,873				2,431				405				1,623				1,404				1,798				4,206				5,497				4,929				12,160				4,605				1,041				1,377				5,583				838				4,025				1,937				4,108				3,231				3,569				4,808				5,347				4,259				758				4,749				3,570				3,810				3,965				1,018				3,408				2,113				2,999				945				4,150				822				3,453				973				1,015				5,777				4,522				5,299				1,223				4,011				4,861				3,736				765				5,774				4,406				3,888				313				3,245				902				5,253				791				3,126				1,166				4,700				4,027				1,172				1,130				871				666				1,602				766				4,014				5,595				1,155				2,912				3,378				1,176				3,864				4,086				3,986				14,273				4,392				1,752				422				1,089				1,015				678				4,274				859				2,966				1,427				4,295				4,916				5,305				5,255				3,407				4,283				3,063				4,511				939				4,231				3,937				840				4,340				4,023				733				537				3,000				3,005				4,934				5,047				4,884				6,589				5,401				717				879				1,600				897				3,696				4,079				993				1,418				1,955				865				3,519				971				4,069				3,897				3,969				4,005				4,436				4,806				1,009				3,767				5,033				5,806				733				397				816				2,243				2,523				582				737				1,105				758				1,274				1,110				807				1,040				1,380				2,195				2,158				814				861				545				553				2,307				1,032				786				2,740				1,659				837				375				1,047				3,030				544				446				781				663				227				1,972				353				923				703				1,888				1,108				447				746				394				3,148				1,006				885				3,114				793				477				512				2,341				2,211				2,644				1,275				1,517				730				959				593				2,153				701				1,144				1,228				815				2,021				289				2,110				537				169				396				310				307				309				2,878				623				1,244				1,199				688				855				492				1,946				809				2,877				1,488				749				656				797				863				1,916				3,280				2,497				1,955				2,279				720				1,402				948				541				1,434				494				802				604				1,104				802				1,059				833				801				1,467				646				670				2,721				2,504				10,957				938				5,334				6,056				508				564				2,707				373				4,539				576				1,604				1,010				572				575				1,182				646				1,197				1,073				1,379				858				901				1,237				1,119				839				1,725				7,254				448				743				1,174				803				659				1,128				1,274				1,526				457				1,686				1,037				917				1,295				1,649				893				970				268				1,401				1,505				452				577				500				601				501				626				628				857				636				528				271				454				6,937				628				1,224				333				459				569				575				916				5,010				566				607				3,259				815				3,590				4,111				4,475				3,852				1,632				5,698				854				865				5,696				3,183				4,401				5,338				6,964				3,856				7,407				2,037				2,649				5,613				2,160				1,948				3,671				754				2,749				3,441				2,278				3,085				27,813				2,296				2,227				5,271				7,761				3,005				4,750				6,447				3,975				4,844				8,288				4,308				4,851				1,563				764				3,177				2,632				2,948				5,069				2,091				406				486				453				262				520				226				1,690				1,007				111				20				124				193				583				723				210				337				265				228				339				174				1,069				236				542				143				1,281				237				8,418				263				660				6,254				170				291				355				5,098				92				108				598				122				4,243				157				444				222				322				141				399				317				260				213				2,201				330				343				358				459				341				410				284				581				229				153				6,892				303				579				2,384				2,196				2,683				2,373				163				194				4,323				1,536				3,920				1,105				3,731				4,334				1,401				2,649				5,264				7,180				2,176				12,133				5,110				4,904				9,007				12,435				11,145				3,261				7,071				11,008				3,028				4,177				2,892				947				8,090				5,193				9,849				2,431				7,943				9,735				3,528				11,495				3,406				8,833				7,561				2,934				10,101				5,461				1,732				2,091				26,922				2,685				4,392				10,213				2,946								12,281				8,300				2,140				5,100				3,363				3,748				806				5,676				1,666				2,051				4,439				4,274				2,469				3,914				4,688				5,655				24,772				9,051				1,673				3,582				4,457				2,885				3,782				3,813				5,087				2,055				352				6,259				1,389				4,575				1,292				1,586				2,706				934				2,867				630				872				2,158				1,770				1,499				597				5,415				2,963				312				2,550				21,835				6,445				16,191				1,619				4,022				940				1,716				5,368				4,522				470				3,845				925				1,002				1,312				1,411				1,087				1,880				761				1,933				2,345				802				6,302				8,142				5,418				5,377				4,630				5,763				40,453				4,089				2,620				5,635				4,911				3,834				3,989				2,543				3,063				8,705
Improvements/Land, Cost Capitalized Subsequent to Acquisition including Impairment		(10,151)																																																																																																																																																							(12)																101								(400)																																																																												16																																																																																																																				(126)																																																																(350)																																																																																																																																																																																																																																																																																																																																																																																																				(265)				(43)				(229)																																																																																																								(80)																																																																																																																																																																																																																																																																																								55																																																																																																																																																				(754)																																																																				(525)																																																																																																								(14)																																								(40)																																																																																																																																												66																																																																				(203)																																																																																																																																																																																																																																				(535)																																																																																																																																																																(259)																																																								(118)																																																																																								(724)																																																																																																																																																																																																																(38)																																																																																																				(60)																																(15)																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																												30																																												(3,116)				955																																																																																																																																																																																(3,987)																																																																																																																																																																																																																																																																																				(101)																																																																																																																																																																																												(217)				(1,535)																				(1,604)																																																																								682																																																																												2,338																				330																																																																								(7)																																																																																																																																																																																																								332								1,018																												(717)
Improvements/building, Cost Capitalized Subsequent to Acquisition including Impairment		16,301																																							5																9																				176																																																																																												(119)								(259)																123																																																												1,584																																																																				75																																																(165)																																																								152								(261)																																																								176																																																176																																																																																																																																																																																																																																																																																												(275)				(12)				(506)																																																												542																												176				176																																																																																																																																																																																																																				176																																				176																176																86				176				31				(69)																																																																																																																																																				(667)																																																																				(1,045)																																																																								176																																																																																																75																																																																176																																																				(83)																																																																				(89)																																																																																																																																																																																																																																				(351)																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																78																																												(3,779)				145								98																																								109																																																																																																																																(2,317)																																																																																																																																																																																																																																																																																				(49)												94																																																																																																																																																																																(770)				(547)																				(2,492)																462																																																				525																																																																																10,172																849				1,340																																																																																																																																																																				2,019								5,006																																																																																																				2,754								5,042																												(3,155)
Land and Improvements, Gross	1,345,041	1,328,437	[1]	1,297,020	557	[1]			1,615	[1]			247	[1]			218	[1]			310	[1]			120	[1]			1,036	[1]			228	[1]			483	[1]			1,024	[1]			256	[1]			1,038	[1]			1,119	[1]			727	[1]			1,332	[1]			2,064	[1]			1,301	[1]			388	[1]			197	[1]			513	[1]			265	[1]			488	[1]			579	[1]			286	[1]			695	[1]			973	[1]			838	[1]			1,106	[1]			254	[1]			410	[1]			594	[1]			565	[1]			401	[1]			747	[1]			472	[1]			391	[1]			1,435	[1]			376	[1]			635	[1]			288	[1]			426	[1]			789	[1]			1,560	[1]			409	[1]			762	[1]			750	[1]			384	[1]			333	[1]			1,501	[1]			1,497	[1]			484	[1]			474	[1]			492	[1]			369	[1]			774	[1]			739	[1]			438	[1]			189	[1]			737	[1]			821	[1]			304	[1]			318	[1]			775	[1]			503	[1]			2,071	[1]			215	[1]			508	[1]			613	[1]			229	[1]			581	[1]			439	[1]			54	[1]			620	[1]			272	[1]			213	[1]			482	[1]			600	[1]			352	[1]			561	[1]			1,046	[1]			277	[1]			313	[1]			340	[1]			242	[1]			242	[1]			258	[1]			532	[1]			572	[1]			289	[1]			976	[1]			1,675	[1]			385	[1]			666	[1]			865	[1]			1,226	[1]			449	[1]			411	[1]			855	[1]			1,456	[1]			355	[1]			247	[1]			383	[1]			294	[1]			2,226	[1]			501	[1]			300	[1]			417	[1]			971	[1]			674	[1]			289	[1]			304	[1]			268	[1]			294	[1]			463	[1]			509	[1]			479	[1]			393	[1]			526	[1]			557	[1]			103	[1]			353	[1]			220	[1]			367	[1]			967	[1]			1,053	[1]			1,366	[1]			619	[1]			695	[1]			393	[1]			291	[1]			441	[1]			1,026	[1]			526	[1]			308	[1]			248	[1]			677	[1]			940	[1]			207	[1]			668	[1]			1,423	[1]			419	[1]			137	[1]			425	[1]			351	[1]			426	[1]			413	[1]			301	[1]			270	[1]			271	[1]			385	[1]			428	[1]			614	[1]			616	[1]			712	[1]			764	[1]			452	[1]			479	[1]			74	[1]			294	[1]			267	[1]			424	[1]			976	[1]			562	[1]			415	[1]			117	[1]			1,091	[1]			539	[1]			357	[1]			609	[1]			1,142	[1]			655	[1]			735	[1]			314	[1]			650	[1]			141	[1]			685	[1]			772	[1]			307	[1]			451	[1]			270	[1]			923	[1]			1,020	[1]			470	[1]			489	[1]			607	[1]			293	[1]			340	[1]			524	[1]			251	[1]			292	[1]			495	[1]			601	[1]			411	[1]			667	[1]			1,503	[1]			478	[1]			660	[1]			989	[1]			1,110	[1]			368	[1]			825	[1]			440	[1]			262	[1]			191	[1]			1,086	[1]			2,374	[1]			397	[1]			600	[1]			109	[1]			210	[1]			161	[1]			522	[1]			177	[1]			643	[1]			219	[1]			1,480	[1]			1,236	[1]			1,009	[1]			289	[1]			223	[1]			531	[1]			652	[1]			586	[1]			546	[1]			145	[1]			568	[1]			575	[1]			387	[1]			314	[1]			762	[1]			611	[1]			423	[1]			281	[1]			439	[1]			604	[1]			242	[1]			292	[1]			1,105	[1]			1,149	[1]			1,006	[1]			1,230	[1]			408	[1]			306	[1]			1,286	[1]			1,098	[1]			1,156	[1]			1,086	[1]			585	[1]			592	[1]			2,844	[1]			2,348	[1]			973	[1]			794	[1]			702	[1]			223	[1]			1,450	[1]			396	[1]			496	[1]			460	[1]			258	[1]			266	[1]			170	[1]			449	[1]			370	[1]			1,971	[1]			467	[1]			480	[1]			930	[1]			872	[1]			487	[1]			508	[1]			1,325	[1]			718	[1]			245	[1]			1,994	[1]			576	[1]			594	[1]			349	[1]			334	[1]			245	[1]			907	[1]			487	[1]			367	[1]			592	[1]			384	[1]			936	[1]			618	[1]			635	[1]			547	[1]			332	[1]			561	[1]			296	[1]			172	[1]			1,312	[1]			499	[1]			246	[1]			342	[1]			308	[1]			57	[1]			302	[1]			616	[1]			907	[1]			645	[1]			626	[1]			636	[1]			713	[1]			1,267	[1]			419	[1]			203	[1]			323	[1]			917	[1]			699	[1]			1,717	[1]			334	[1]			1,010	[1]			854	[1]			534	[1]			687	[1]			927	[1]			454	[1]			634	[1]			352	[1]			892	[1]			1,198	[1]			351	[1]			225	[1]			472	[1]			1,852	[1]			214	[1]			180	[1]			184	[1]			3,908	[1]			797	[1]			503	[1]			946	[1]			121	[1]			887	[1]			810	[1]			1,482	[1]			751	[1]			307	[1]			316	[1]			1,819	[1]			938	[1]			846	[1]			801	[1]			874	[1]			2,005	[1]			873	[1]			1,318	[1]			676	[1]			602	[1]			596	[1]			823	[1]			161	[1]			463	[1]			342	[1]			205	[1]			587	[1]			424	[1]			573	[1]			426	[1]			560	[1]			588	[1]			436	[1]			652	[1]			530	[1]			320	[1]			499	[1]			485	[1]			657	[1]			968	[1]			301	[1]			497	[1]			634	[1]			312	[1]			1,184	[1]			1,359	[1]			678	[1]			394	[1]			1,466	[1]			265	[1]			470	[1]			1,398	[1]			419	[1]			669	[1]			477	[1]			539	[1]			409	[1]			1,249	[1]			642	[1]			2,006	[1]			725	[1]			278	[1]			250	[1]			1,508	[1]			772	[1]			168	[1]			416	[1]			457	[1]			598	[1]			847	[1]			810	[1]			324	[1]			860	[1]			154	[1]			383	[1]			282	[1]			405	[1]			787	[1]			558	[1]			1,289	[1]			2,418	[1]			521	[1]			252	[1]			444	[1]			1,015	[1]			499	[1]			878	[1]			25	[1]			610	[1]			1,033	[1]			1,253	[1]			799	[1]			387	[1]			634	[1]			493	[1]			627	[1]			314	[1]			373	[1]			195	[1]			384	[1]			789	[1]			513	[1]			883	[1]			588	[1]			1,193	[1]			828	[1]			503	[1]			271	[1]			517	[1]			349	[1]			428	[1]			539	[1]			719	[1]			219	[1]			240	[1]			751	[1]			265	[1]			549	[1]			1,013	[1]			759	[1]			1,008	[1]			383	[1]			316	[1]			524	[1]			1,072	[1]			571	[1]			1,115	[1]			1,655	[1]			439	[1]			678	[1]			290	[1]			231	[1]			189	[1]			464	[1]			779	[1]			866	[1]			1,051	[1]			388	[1]			379	[1]			771	[1]			311	[1]			602	[1]			231	[1]			1,481	[1]			154	[1]			480	[1]			857	[1]			789	[1]			240	[1]			552	[1]			300	[1]			983	[1]			1,540	[1]			136	[1]			290	[1]			472	[1]			409	[1]			981	[1]			807	[1]			121	[1]			381	[1]			488	[1]			378	[1]			1,593	[1]			119	[1]			264	[1]			267	[1]			323	[1]			900	[1]			164	[1]			765	[1]			158	[1]			331	[1]			851	[1]			400	[1]			523	[1]			555	[1]			446	[1]			555	[1]			4,898	[1]			5,017	[1]			1,117	[1]			4,722	[1]			381	[1]			3,030	[1]			526	[1]			289	[1]			4,152	[1]			1,024	[1]			3,594	[1]			4,725	[1]			430	[1]			6,466	[1]			3,124	[1]			3,857	[1]			360	[1]			66	[1]			2,526	[1]			741	[1]			673	[1]			631	[1]			462	[1]			6,155	[1]			264	[1]			550	[1]			4,246	[1]			3,269	[1]			3,191	[1]			648	[1]			2,776	[1]			639	[1]			2,036	[1]			3,061	[1]			1,814	[1]			371	[1]			352	[1]			420	[1]			1,219	[1]			365	[1]			495	[1]			7,247	[1]			2,805	[1]			4,961	[1]			1,634	[1]			811	[1]			1,502	[1]			762	[1]			3,652	[1]			630	[1]			2,393	[1]			738	[1]			4,110	[1]			1,005	[1]			1,941	[1]			57	[1]			772	[1]			775	[1]			391	[1]			2,952	[1]			3,401	[1]			2,998	[1]			8,698	[1]			4,788	[1]			555	[1]			565	[1]			2,452	[1]			709	[1]			1,963	[1]			1,269	[1]			2,793	[1]			1,721	[1]			3,603	[1]			3,166	[1]			4,044	[1]			3,079	[1]			872	[1]			3,550	[1]			3,736	[1]			2,896	[1]			2,627	[1]			581	[1]			2,950	[1]			1,275	[1]			409	[1]			474	[1]			4,186	[1]			429	[1]			454	[1]			571	[1]			1,060	[1]			4,072	[1]			2,836	[1]			5,632	[1]			659	[1]			2,573	[1]			6,167	[1]			1,452	[1]			724	[1]			4,423	[1]			3,272	[1]			2,186	[1]			448	[1]			3,137	[1]			1,103	[1]			4,123	[1]			554	[1]			3,918	[1]			2,037	[1]			2,982	[1]			1,526	[1]			641	[1]			557	[1]			518	[1]			228	[1]			972	[1]			672	[1]			2,080	[1]			2,906	[1]			633	[1]			2,701	[1]			2,734	[1]			496	[1]			2,448	[1]			5,320	[1]			5,477	[1]			7,431	[1]			2,468	[1]			400	[1]			322	[1]			877	[1]			651	[1]			799	[1]			2,317	[1]			1,264	[1]			2,145	[1]			436	[1]			2,237	[1]			3,510	[1]			3,076	[1]			7,043	[1]			1,535	[1]			1,787	[1]			2,963	[1]			6,189	[1]			628	[1]			2,685	[1]			3,260	[1]			544	[1]			2,973	[1]			4,907	[1]			555	[1]			345	[1]			1,366	[1]			1,014	[1]			3,781	[1]			3,437	[1]			3,749	[1]			5,033	[1]			1,383	[1]			402	[1]			557	[1]			589	[1]			724	[1]			2,037	[1]			481	[1]			756	[1]			1,202	[1]			2,283	[1]			719	[1]			3,064	[1]			604	[1]			3,310	[1]			2,952	[1]			2,848	[1]			2,780	[1]			3,413	[1]			3,689	[1]			691	[1]			2,861	[1]			2,789	[1]			1,568	[1]			343	[1]			786	[1]			437	[1]			785	[1]			2,036	[1]			849	[1]			1,199	[1]			871	[1]			737	[1]			800	[1]			288	[1]			289	[1]			882	[1]			384	[1]			1,403	[1]			1,822	[1]			401	[1]			645	[1]			342	[1]			973	[1]			2,013	[1]			1,009	[1]			397	[1]			2,562	[1]			1,235	[1]			766	[1]			169	[1]			380	[1]			2,160	[1]			360	[1]			465	[1]			542	[1]			414	[1]			107	[1]			1,145	[1]			678	[1]			831	[1]			502	[1]			2,308	[1]			398	[1]			440	[1]			975	[1]			595	[1]			2,401	[1]			1,120	[1]			769	[1]			1,587	[1]			391	[1]			1,515	[1]			510	[1]			1,555	[1]			801	[1]			1,418	[1]			907	[1]			1,059	[1]			717	[1]			244	[1]			645	[1]			1,250	[1]			698	[1]			283	[1]			536	[1]			418	[1]			3,591	[1]			385	[1]			772	[1]			323	[1]			68	[1]			357	[1]			572	[1]			930	[1]			712	[1]			4,653	[1]			399	[1]			612	[1]			963	[1]			195	[1]			494	[1]			217	[1]			2,041	[1]			804	[1]			2,121	[1]			304	[1]			618	[1]			796	[1]			1,869	[1]			243	[1]			1,338	[1]			2,192	[1]			1,066	[1]			1,020	[1]			1,351	[1]			732	[1]			1,146	[1]			1,826	[1]			293	[1]			919	[1]			506	[1]			731	[1]			257	[1]			168	[1]			542	[1]			825	[1]			435	[1]			248	[1]			1,443	[1]			720	[1]			1,213	[1]			1,623	[1]			2,214	[1]			6,155	[1]			3,170	[1]			3,931	[1]			4,775	[1]			157	[1]			238	[1]			3,064	[1]			1,225	[1]			1,808	[1]			376	[1]			1,318	[1]			631	[1]			242	[1]			281	[1]			384	[1]			676	[1]			358	[1]			372	[1]			607	[1]			339	[1]			343	[1]			417	[1]			334	[1]			300	[1]			1,775	[1]			2,314	[1]			5,293	[1]			544	[1]			187	[1]			84	[1]			162	[1]			130	[1]			586	[1]			2,561	[1]			296	[1]			778	[1]			184	[1]			252	[1]			374	[1]			195	[1]			295	[1]			7,348	[1]			931	[1]			211	[1]			359	[1]			283	[1]			137	[1]			155	[1]			167	[1]			89	[1]			398	[1]			241	[1]			422	[1]			303	[1]			275	[1]			179	[1]			458	[1]			7,981	[1]			503	[1]			120	[1]			104	[1]			148	[1]			195	[1]			150	[1]			320	[1]			6,153	[1]			650	[1]			563	[1]			1,385	[1]			4,863	[1]			1,039	[1]			1,979	[1]			2,823	[1]			1,536	[1]			767	[1]			1,700	[1]			4,675	[1]			2,610	[1]			2,040	[1]			1,800	[1]			2,497	[1]			2,098	[1]			1,597	[1]			1,486	[1]			3,421	[1]			775	[1]			1,316	[1]			4,171	[1]			2,497	[1]			4,079	[1]			3,913	[1]			629	[1]			1,550	[1]			1,857	[1]			1,135	[1]			1,653	[1]			28,693	[1]			499	[1]			1,772	[1]			3,655	[1]			1,881	[1]			727	[1]			2,329	[1]			1,551	[1]			1,324	[1]			2,931	[1]			1,345	[1]			1,991	[1]			2,168	[1]			561	[1]			990	[1]			1,002	[1]			2,067	[1]			848	[1]			2,836	[1]			1,108	[1]			320	[1]			164	[2]			384	[2]			199	[2]			607	[2]			339	[2]			786	[2]			963	[2]			259	[2]			173	[2]			333	[2]			518	[2]			1,021	[2]			492	[2]			344	[2]			1,144	[2]			108	[2]			136	[2]			250	[2]			221	[2]			641	[2]			268	[2]			262	[2]			159	[2]			1,098	[2]			500	[2]			858	[2]			233	[2]			741	[2]			1,203	[2]			500	[2]			318	[2]			614	[2]			1,075	[2]			230	[2]			324	[2]			262	[2]			370	[2]			2,243	[2]			398	[2]			371	[2]			287	[2]			318	[2]			327	[2]			325	[2]			387	[2]			238	[2]			187	[2]			2,711	[2]			260	[2]			503	[2]			723	[2]			331	[2]			460	[2]			130	[2]			279	[2]			519	[2]			273	[2]			139	[2]			1,096	[2]			211	[2]			807	[2]			4,416	[2]			2,765	[2]			5,123	[2]			3,437	[2]			259	[2]			661	[2]			2,341	[2]			333	[2]			432	[2]			710	[2]			1,093	[2]			734	[2]			491	[2]			642	[2]			1,397	[2]			2,494	[2]			427	[2]			1,738	[2]			1,463	[2]			1,188	[2]			3,456	[2]			1,567	[2]			1,611	[2]			459	[2]			3,426	[2]			607	[2]			442	[2]			921	[2]			777	[2]			1,128	[2]			3,258	[2]			3,731	[2]			3,378	[2]			2,359	[2]			2,543	[2]			3,517	[2]			2,450	[2]			2,652	[2]			2,333	[2]			3,636	[2]			4,705	[2]			1,552	[2]			5,585	[2]			2,521	[2]			1,892	[2]			2,115	[2]			5,566	[2]			1,630	[2]			3,881	[2]			3,046	[2]			1,432	[2]			4,098	[2]			4,935	[2]			4,621	[2]			1,567	[2]			417	[2]			1,399	[2]			2,020	[2]			929	[2]			1,684	[2]			1,524	[2]			236	[2]			1,177	[2]			2,289	[2]			692	[2]			1,854	[2]			1,198	[2]			1,404	[2]			4,025	[2]			2,381	[2]			1,912	[2]			1,840	[2]			571	[2]			1,637	[2]			976	[2]			2,542	[2]			1,375	[2]			1,782	[2]			1,178	[2]							1,574	[2]			3,559	[2]			1,828	[2]			1,573	[2]			2,030	[2]			747	[2]			465	[2]			395	[2]			775	[2]			1,651	[2]			471	[2]			781	[2]			1,029	[2]			620	[2]			2,062	[2]			253	[2]			1,791	[2]			1,633	[1]			904	[1]			2,095	[1]			317	[1]			738	[1]			376	[1]			545	[1]			1,351	[1]			1,829	[1]			260	[1]			1,057	[1]			681	[1]			706	[1]			810	[1]			1,315	[1]			733	[1]			1,613	[1]			1,169	[1]			931	[1]			617	[1]			431	[1]			3,225	[1]			4,425	[1]			2,468	[1]			2,554	[1]			2,130	[1]			2,886	[1]			11,275	[1]			1,208	[1]			1,959	[1]			1,509	[1]			1,214	[1]			1,589	[1]			9,344	[1]			9,556	[1]			9,649	[1]			1,331	[1]
Building, Improvements, Gross	2,031,174	2,036,987	[1]	1,975,708	318	[1]			2,476	[1]			198	[1]			273	[1]			394	[1]			1,336	[1]			1,655	[1]			219	[1]			318	[1]			207	[1]			585	[1]			482	[1]			1,055	[1]			1,338	[1]			1,466	[1]			2,043	[1]			1,032	[1]			748	[1]			517	[1]			483	[1]			476	[1]			653	[1]			299	[1]			726	[1]			1,482	[1]			415	[1]			216	[1]			450	[1]			468	[1]			856	[1]			417	[1]			286	[1]			567	[1]			558	[1]			642	[1]			599	[1]			1,541	[1]			778	[1]			900	[1]			744	[1]			1,956	[1]							557	[1]			342	[1]			821	[1]			379	[1]			350	[1]			296	[1]			615	[1]			1,684	[1]			134	[1]			282	[1]			366	[1]			564	[1]			614	[1]			700	[1]			529	[1]			227	[1]			629	[1]			694	[1]			588	[1]			484	[1]			2,561	[1]			713	[1]			1,224	[1]			483	[1]			603	[1]			503	[1]			730	[1]			730	[1]			451	[1]			762	[1]			501	[1]			220	[1]			558	[1]			682	[1]			389	[1]			246	[1]			549	[1]			409	[1]			2,041	[1]			275	[1]			220	[1]			244	[1]			256	[1]			310	[1]			279	[1]			198	[1]			260	[1]			271	[1]			1,112	[1]			646	[1]			168	[1]			244	[1]			672	[1]			644	[1]			279	[1]			147	[1]			793	[1]			663	[1]			438	[1]			427	[1]			292	[1]			858	[1]			459	[1]			345	[1]			293	[1]			730	[1]			519	[1]			131	[1]			257	[1]			354	[1]			262	[1]			557	[1]			706	[1]			591	[1]			484	[1]			665	[1]			624	[1]			180	[1]			382	[1]			464	[1]			169	[1]			844	[1]			412	[1]			1,699	[1]			672	[1]			302	[1]			405	[1]			633	[1]			646	[1]			907	[1]			598	[1]			467	[1]			333	[1]			539	[1]			126	[1]			91	[1]			295	[1]			1,552	[1]			594	[1]			196	[1]			200	[1]			209	[1]			223	[1]			235	[1]			219	[1]			305	[1]			157	[1]			258	[1]			189	[1]			688	[1]			1,301	[1]			669	[1]			941	[1]			570	[1]			298	[1]			423	[1]			221	[1]			513	[1]			584	[1]			2,385	[1]			354	[1]			471	[1]			334	[1]			2,217	[1]			575	[1]			228	[1]			1,810	[1]			1,451	[1]			129	[1]			278	[1]			255	[1]			380	[1]			182	[1]			231	[1]			767	[1]			338	[1]			377	[1]			231	[1]			468	[1]			826	[1]			629	[1]			612	[1]			1,020	[1]			212	[1]			258	[1]			209	[1]			244	[1]			460	[1]			1,007	[1]			121	[1]			346	[1]			184	[1]			1,323	[1]			987	[1]			204	[1]			2,057	[1]			817	[1]			255	[1]			561	[1]			236	[1]			312	[1]			620	[1]			1,170	[1]			695	[1]			933	[1]			765	[1]			410	[1]			318	[1]			493	[1]			570	[1]			139	[1]			1,669	[1]			414	[1]			1,329	[1]			272	[1]			444	[1]			311	[1]			304	[1]			495	[1]			984	[1]			619	[1]			342	[1]			152	[1]			648	[1]			740	[1]			502	[1]			319	[1]			417	[1]			239	[1]			307	[1]			269	[1]			297	[1]			717	[1]			298	[1]			818	[1]			851	[1]			1,291	[1]			1,142	[1]			2,048	[1]			930	[1]			344	[1]			263	[1]			439	[1]			352	[1]			413	[1]			561	[1]			302	[1]			1,620	[1]			1,348	[1]			640	[1]			616	[1]			245	[1]			473	[1]			1,967	[1]			1,074	[1]			488	[1]			587	[1]			262	[1]			310	[1]			749	[1]			153	[1]			150	[1]			2,295	[1]			729	[1]			631	[1]			910	[1]			509	[1]			871	[1]			573	[1]			781	[1]			450	[1]			193	[1]			1,207	[1]			329	[1]			904	[1]			425	[1]			654	[1]			447	[1]			499	[1]			334	[1]			459	[1]			200	[1]			877	[1]			387	[1]			677	[1]			227	[1]			230	[1]			185	[1]			305	[1]			519	[1]			700	[1]			360	[1]			664	[1]			610	[1]			439	[1]			161	[1]			1,010	[1]			279	[1]			492	[1]			957	[1]							560	[1]			362	[1]			451	[1]			944	[1]			687	[1]			616	[1]			408	[1]			847	[1]			1,700	[1]			1,117	[1]			251	[1]			577	[1]			514	[1]			592	[1]			856	[1]			790	[1]			826	[1]			578	[1]			648	[1]			739	[1]			819	[1]			495	[1]			327	[1]			760	[1]			1,096	[1]			250	[1]			225	[1]			90	[1]			8,630	[1]			428	[1]			153	[1]			2,221	[1]			239	[1]			992	[1]			306	[1]			1,568	[1]			1,150	[1]			596	[1]			603	[1]			1,188	[1]			697	[1]			682	[1]			481	[1]			1,033	[1]			794	[1]			790	[1]			234	[1]			911	[1]			14	[1]			105	[1]			1,151	[1]			533	[1]			565	[1]			822	[1]			197	[1]			487	[1]			520	[1]			466	[1]			653	[1]			549	[1]			781	[1]			290	[1]			450	[1]			568	[1]			302	[1]			536	[1]			642	[1]			854	[1]			1,259	[1]			413	[1]			278	[1]			454	[1]			240	[1]			311	[1]			551	[1]			402	[1]			240	[1]			2,294	[1]			329	[1]			497	[1]			1,289	[1]			634	[1]			548	[1]			408	[1]			380	[1]			694	[1]			729	[1]			178	[1]			570	[1]			829	[1]			494	[1]			502	[1]			959	[1]			505	[1]			128	[1]			733	[1]			309	[1]			535	[1]			832	[1]			739	[1]			658	[1]			291	[1]			320	[1]			270	[1]			435	[1]			232	[1]			663	[1]			1,044	[1]			1,871	[1]			1,529	[1]			575	[1]			553	[1]			236	[1]			416	[1]			248	[1]			1,657	[1]			406	[1]			557	[1]			193	[1]			1,410	[1]			1,779	[1]			374	[1]			1,364	[1]			929	[1]							631	[1]			722	[1]			531	[1]			964	[1]			713	[1]			559	[1]			1,249	[1]			613	[1]			557	[1]			351	[1]			651	[1]			218	[1]			373	[1]			429	[1]			339	[1]			300	[1]			317	[1]			138	[1]			126	[1]			662	[1]			122	[1]			752	[1]			1,286	[1]			964	[1]			251	[1]			404	[1]			404	[1]			541	[1]			642	[1]			630	[1]			771	[1]			1,467	[1]			719	[1]			586	[1]			211	[1]			337	[1]			227	[1]			218	[1]			777	[1]			960	[1]			1,051	[1]			353	[1]			487	[1]			372	[1]			463	[1]			550	[1]			307	[1]			676	[1]			352	[1]			361	[1]			307	[1]			332	[1]			408	[1]			624	[1]			227	[1]			1,232	[1]			1,997	[1]			248	[1]			172	[1]			347	[1]			202	[1]			1,056	[1]			629	[1]			114	[1]			238	[1]			215	[1]			254	[1]			1,314	[1]			324	[1]			460	[1]			338	[1]			918	[1]			2,306	[1]			164	[1]			437	[1]			695	[1]			323	[1]			1,077	[1]			291	[1]			446	[1]			411	[1]			172	[1]			373	[1]			5,804	[1]			12,407	[1]			1,825	[1]			6,955	[1]			1,082	[1]			3,321	[1]			813	[1]			589	[1]			2,872	[1]			7,113	[1]			4,384	[1]			4,164	[1]			581	[1]			4,232	[1]			4,436	[1]			3,348	[1]			1,829	[1]			410	[1]			3,141	[1]			1,198	[1]			983	[1]			1,229	[1]			791	[1]			6,298	[1]			1,681	[1]			1,116	[1]			4,444	[1]			3,482	[1]			4,414	[1]			379	[1]			4,509	[1]			940	[1]			5,555	[1]			3,609	[1]			2,540	[1]			565	[1]			345	[1]			776	[1]			760	[1]			812	[1]			1,089	[1]			4,907	[1]			3,593	[1]			8,243	[1]			4,387	[1]			1,392	[1]			2,810	[1]			984	[1]			5,217	[1]			463	[1]			3,546	[1]			1,175	[1]			5,210	[1]			2,873	[1]			2,431	[1]			405	[1]			1,623	[1]			1,404	[1]			1,798	[1]			4,206	[1]			5,497	[1]			4,929	[1]			12,160	[1]			4,605	[1]			1,041	[1]			1,377	[1]			5,583	[1]			838	[1]			4,025	[1]			1,937	[1]			4,108	[1]			3,231	[1]			3,569	[1]			4,808	[1]			5,347	[1]			4,259	[1]			758	[1]			4,749	[1]			3,570	[1]			3,810	[1]			3,965	[1]			1,018	[1]			3,408	[1]			2,113	[1]			2,999	[1]			945	[1]			4,150	[1]			822	[1]			3,453	[1]			973	[1]			1,015	[1]			5,777	[1]			4,522	[1]			5,299	[1]			1,223	[1]			4,011	[1]			4,861	[1]			3,736	[1]			765	[1]			5,774	[1]			4,406	[1]			3,888	[1]			313	[1]			3,245	[1]			902	[1]			5,253	[1]			791	[1]			3,126	[1]			1,166	[1]			4,700	[1]			4,027	[1]			1,172	[1]			1,130	[1]			871	[1]			666	[1]			1,602	[1]			766	[1]			4,014	[1]			5,595	[1]			1,155	[1]			2,912	[1]			3,378	[1]			1,176	[1]			3,864	[1]			4,086	[1]			3,986	[1]			14,273	[1]			4,392	[1]			1,752	[1]			422	[1]			1,089	[1]			1,015	[1]			678	[1]			4,274	[1]			859	[1]			2,966	[1]			1,427	[1]			4,295	[1]			4,916	[1]			5,305	[1]			5,255	[1]			3,407	[1]			4,283	[1]			3,063	[1]			4,511	[1]			939	[1]			4,231	[1]			3,937	[1]			840	[1]			4,340	[1]			4,023	[1]			733	[1]			537	[1]			3,000	[1]			3,005	[1]			4,934	[1]			5,047	[1]			4,884	[1]			6,589	[1]			5,401	[1]			717	[1]			879	[1]			1,600	[1]			897	[1]			3,696	[1]			4,079	[1]			993	[1]			1,418	[1]			1,955	[1]			865	[1]			3,519	[1]			971	[1]			4,069	[1]			3,897	[1]			3,969	[1]			4,005	[1]			4,436	[1]			4,806	[1]			1,009	[1]			3,767	[1]			5,033	[1]			5,806	[1]			733	[1]			397	[1]			816	[1]			2,243	[1]			2,523	[1]			582	[1]			737	[1]			1,105	[1]			758	[1]			1,274	[1]			1,110	[1]			807	[1]			1,040	[1]			1,380	[1]			2,195	[1]			2,158	[1]			814	[1]			861	[1]			545	[1]			553	[1]			2,307	[1]			1,032	[1]			786	[1]			2,740	[1]			1,659	[1]			837	[1]			375	[1]			1,047	[1]			3,030	[1]			544	[1]			446	[1]			781	[1]			663	[1]			227	[1]			1,972	[1]			353	[1]			923	[1]			703	[1]			1,888	[1]			1,108	[1]			447	[1]			746	[1]			394	[1]			3,148	[1]			1,006	[1]			885	[1]			3,114	[1]			793	[1]			477	[1]			512	[1]			2,341	[1]			2,211	[1]			2,644	[1]			1,275	[1]			1,517	[1]			730	[1]			959	[1]			593	[1]			2,153	[1]			701	[1]			1,144	[1]			1,228	[1]			815	[1]			2,021	[1]			289	[1]			2,110	[1]			537	[1]			169	[1]			396	[1]			310	[1]			307	[1]			309	[1]			2,878	[1]			623	[1]			1,244	[1]			1,199	[1]			688	[1]			855	[1]			492	[1]			1,946	[1]			809	[1]			2,877	[1]			1,488	[1]			749	[1]			656	[1]			797	[1]			863	[1]			1,916	[1]			3,280	[1]			2,497	[1]			1,955	[1]			2,279	[1]			720	[1]			1,402	[1]			948	[1]			541	[1]			1,434	[1]			494	[1]			802	[1]			604	[1]			1,104	[1]			802	[1]			1,059	[1]			833	[1]			801	[1]			1,467	[1]			646	[1]			670	[1]			2,721	[1]			2,504	[1]			10,957	[1]			938	[1]			5,334	[1]			6,056	[1]			508	[1]			564	[1]			2,707	[1]			373	[1]			4,539	[1]			576	[1]			1,604	[1]			1,010	[1]			572	[1]			575	[1]			1,260	[1]			646	[1]			1,197	[1]			1,073	[1]			1,379	[1]			858	[1]			901	[1]			1,237	[1]			1,119	[1]			839	[1]			1,725	[1]			3,475	[1]			593	[1]			743	[1]			1,272	[1]			803	[1]			659	[1]			1,128	[1]			1,274	[1]			1,526	[1]			457	[1]			1,686	[1]			1,037	[1]			917	[1]			1,404	[1]			1,649	[1]			893	[1]			970	[1]			268	[1]			1,401	[1]			1,505	[1]			452	[1]			577	[1]			500	[1]			601	[1]			501	[1]			626	[1]			628	[1]			857	[1]			636	[1]			528	[1]			271	[1]			454	[1]			6,937	[1]			628	[1]			1,224	[1]			333	[1]			459	[1]			569	[1]			575	[1]			916	[1]			5,010	[1]			566	[1]			607	[1]			3,259	[1]			815	[1]			1,273	[1]			4,111	[1]			4,475	[1]			3,852	[1]			1,632	[1]			5,698	[1]			854	[1]			865	[1]			5,696	[1]			3,183	[1]			4,401	[1]			5,338	[1]			6,964	[1]			3,856	[1]			7,407	[1]			2,037	[1]			2,649	[1]			5,613	[1]			2,160	[1]			1,948	[1]			3,671	[1]			754	[1]			2,749	[1]			3,441	[1]			2,278	[1]			3,085	[1]			27,813	[1]			2,296	[1]			2,227	[1]			5,271	[1]			7,761	[1]			3,005	[1]			4,750	[1]			6,447	[1]			3,975	[1]			4,844	[1]			8,288	[1]			4,308	[1]			4,851	[1]			1,563	[1]			764	[1]			3,177	[1]			2,632	[1]			2,948	[1]			5,069	[1]			2,091	[1]			406	[1]			486	[2]			453	[2]			262	[2]			520	[2]			226	[2]			1,690	[2]			1,007	[2]			111	[2]			20	[2]			124	[2]			193	[2]			583	[2]			723	[2]			210	[2]			337	[2]			265	[2]			228	[2]			339	[2]			174	[2]			1,069	[2]			236	[2]			542	[2]			94	[2]			1,281	[2]			237	[2]			8,512	[2]			263	[2]			660	[2]			6,254	[2]			170	[2]			291	[2]			355	[2]			5,098	[2]			92	[2]			108	[2]			598	[2]			122	[2]			4,243	[2]			157	[2]			444	[2]			222	[2]			322	[2]			141	[2]			399	[2]			317	[2]			260	[2]			213	[2]			2,201	[2]			330	[2]			343	[2]			358	[2]			459	[2]			341	[2]			410	[2]			284	[2]			581	[2]			229	[2]			153	[2]			6,892	[2]			303	[2]			579	[2]			2,384	[2]			2,196	[2]			2,683	[2]			2,373	[2]			163	[2]			194	[2]			4,323	[2]			1,536	[2]			3,150	[2]			558	[2]			3,731	[2]			4,334	[2]			1,401	[2]			2,649	[2]			2,772	[2]			7,180	[2]			2,176	[2]			12,133	[2]			5,572	[2]			4,904	[2]			9,007	[2]			12,435	[2]			11,145	[2]			3,261	[2]			7,071	[2]			11,008	[2]			3,028	[2]			4,177	[2]			2,892	[2]			947	[2]			8,090	[2]			5,718	[2]			9,849	[2]			2,431	[2]			7,943	[2]			9,735	[2]			3,528	[2]			11,495	[2]			3,406	[2]			8,833	[2]			7,561	[2]			2,934	[2]			10,101	[2]			5,461	[2]			1,732	[2]			2,091	[2]			26,922	[2]			2,685	[2]			4,392	[2]			10,213	[2]			2,946	[2]			10,172	[2]			12,281	[2]			8,300	[2]			2,140	[2]			5,949	[2]			4,703	[2]			3,748	[2]			806	[2]			5,676	[2]			1,666	[2]			2,051	[2]			4,439	[2]			4,274	[2]			2,469	[2]			3,914	[2]			4,688	[2]			5,655	[2]			24,772	[2]			9,051	[2]			1,673	[2]			3,582	[2]			4,457	[2]			2,885	[2]			3,782	[2]			3,813	[2]			5,087	[2]			2,055	[2]			352	[2]			6,259	[2]			1,389	[2]			4,575	[2]			1,292	[2]			1,586	[2]			2,706	[2]			934	[2]			2,867	[2]			630	[2]			872	[2]			2,158	[2]			1,770	[2]			1,499	[2]			597	[2]			5,415	[2]			2,963	[2]			312	[2]			2,550	[2]			23,854	[1]			6,445	[1]			21,197	[1]			1,619	[1]			4,022	[1]			940	[1]			1,716	[1]			5,368	[1]			4,522	[1]			470	[1]			3,845	[1]			925	[1]			1,002	[1]			1,312	[1]			1,411	[1]			1,087	[1]			1,880	[1]			761	[1]			1,933	[1]			2,345	[1]			802	[1]			6,302	[1]			8,142	[1]			5,418	[1]			5,377	[1]			4,630	[1]			5,763	[1]			43,207	[1]			4,089	[1]			7,662	[1]			5,635	[1]			4,911	[1]			3,834	[1]			3,989	[1]			2,543	[1]			3,063	[1]			5,550	[1]
Total real estate investments		3,365,424	[1]		875	[1]			4,091	[1]			445	[1]			491	[1]			704	[1]			1,456	[1]			2,691	[1]			447	[1]			801	[1]			1,231	[1]			841	[1]			1,520	[1]			2,174	[1]			2,065	[1]			2,798	[1]			4,107	[1]			2,333	[1]			1,136	[1]			714	[1]			996	[1]			741	[1]			1,141	[1]			878	[1]			1,012	[1]			2,177	[1]			1,388	[1]			1,054	[1]			1,556	[1]			722	[1]			1,266	[1]			1,011	[1]			851	[1]			968	[1]			1,305	[1]			1,114	[1]			990	[1]			2,976	[1]			1,154	[1]			1,535	[1]			1,032	[1]			2,382	[1]			789	[1]			2,117	[1]			751	[1]			1,583	[1]			1,129	[1]			734	[1]			629	[1]			2,116	[1]			3,181	[1]			618	[1]			756	[1]			858	[1]			933	[1]			1,388	[1]			1,439	[1]			967	[1]			416	[1]			1,366	[1]			1,515	[1]			892	[1]			802	[1]			3,336	[1]			1,216	[1]			3,295	[1]			698	[1]			1,111	[1]			1,116	[1]			959	[1]			1,311	[1]			890	[1]			816	[1]			1,121	[1]			492	[1]			771	[1]			1,164	[1]			989	[1]			598	[1]			1,110	[1]			1,455	[1]			2,318	[1]			588	[1]			560	[1]			486	[1]			498	[1]			568	[1]			811	[1]			770	[1]			549	[1]			1,247	[1]			2,787	[1]			1,031	[1]			834	[1]			1,109	[1]			1,898	[1]			1,093	[1]			690	[1]			1,002	[1]			2,249	[1]			1,018	[1]			685	[1]			810	[1]			586	[1]			3,084	[1]			960	[1]			645	[1]			710	[1]			1,701	[1]			1,193	[1]			420	[1]			561	[1]			622	[1]			556	[1]			1,020	[1]			1,215	[1]			1,070	[1]			877	[1]			1,191	[1]			1,181	[1]			283	[1]			735	[1]			684	[1]			536	[1]			1,811	[1]			1,465	[1]			3,065	[1]			1,291	[1]			997	[1]			798	[1]			924	[1]			1,087	[1]			1,933	[1]			1,124	[1]			775	[1]			581	[1]			1,216	[1]			1,066	[1]			298	[1]			963	[1]			2,975	[1]			1,013	[1]			333	[1]			625	[1]			560	[1]			649	[1]			648	[1]			520	[1]			575	[1]			428	[1]			643	[1]			617	[1]			1,302	[1]			1,917	[1]			1,381	[1]			1,705	[1]			1,022	[1]			777	[1]			497	[1]			515	[1]			780	[1]			1,008	[1]			3,361	[1]			916	[1]			886	[1]			451	[1]			3,308	[1]			1,114	[1]			585	[1]			2,419	[1]			2,593	[1]			784	[1]			1,013	[1]			569	[1]			1,030	[1]			323	[1]			916	[1]			1,539	[1]			645	[1]			828	[1]			501	[1]			1,391	[1]			1,846	[1]			1,099	[1]			1,101	[1]			1,627	[1]			505	[1]			598	[1]			733	[1]			495	[1]			752	[1]			1,502	[1]			722	[1]			757	[1]			851	[1]			2,826	[1]			1,465	[1]			864	[1]			3,046	[1]			1,927	[1]			623	[1]			1,386	[1]			676	[1]			574	[1]			811	[1]			2,256	[1]			3,069	[1]			1,330	[1]			1,365	[1]			519	[1]			528	[1]			654	[1]			1,092	[1]			316	[1]			2,312	[1]			633	[1]			2,809	[1]			1,508	[1]			1,453	[1]			600	[1]			527	[1]			1,026	[1]			1,636	[1]			1,205	[1]			888	[1]			297	[1]			1,216	[1]			1,315	[1]			889	[1]			633	[1]			1,179	[1]			850	[1]			730	[1]			550	[1]			736	[1]			1,321	[1]			540	[1]			1,110	[1]			1,956	[1]			2,440	[1]			2,148	[1]			3,278	[1]			1,338	[1]			650	[1]			1,549	[1]			1,537	[1]			1,508	[1]			1,499	[1]			1,146	[1]			894	[1]			4,464	[1]			3,696	[1]			1,613	[1]			1,410	[1]			947	[1]			696	[1]			3,417	[1]			1,470	[1]			984	[1]			1,047	[1]			520	[1]			576	[1]			919	[1]			602	[1]			520	[1]			4,266	[1]			1,196	[1]			1,111	[1]			1,840	[1]			1,381	[1]			1,358	[1]			1,081	[1]			2,106	[1]			1,168	[1]			438	[1]			3,201	[1]			905	[1]			1,498	[1]			774	[1]			988	[1]			692	[1]			1,406	[1]			821	[1]			826	[1]			792	[1]			1,261	[1]			1,323	[1]			1,295	[1]			862	[1]			777	[1]			517	[1]			866	[1]			815	[1]			872	[1]			1,672	[1]			1,163	[1]			856	[1]			781	[1]			469	[1]			1,067	[1]			581	[1]			1,108	[1]			1,864	[1]			645	[1]			1,186	[1]			998	[1]			1,164	[1]			2,211	[1]			1,106	[1]			819	[1]			731	[1]			1,764	[1]			2,399	[1]			2,834	[1]			585	[1]			1,587	[1]			1,368	[1]			1,126	[1]			1,543	[1]			1,717	[1]			1,280	[1]			1,212	[1]			1,000	[1]			1,631	[1]			2,017	[1]			846	[1]			552	[1]			1,232	[1]			2,948	[1]			464	[1]			405	[1]			274	[1]			12,538	[1]			1,225	[1]			656	[1]			3,167	[1]			360	[1]			1,879	[1]			1,116	[1]			3,050	[1]			1,901	[1]			903	[1]			919	[1]			3,007	[1]			1,635	[1]			1,528	[1]			1,282	[1]			1,907	[1]			2,799	[1]			1,663	[1]			1,552	[1]			1,587	[1]			616	[1]			701	[1]			1,974	[1]			694	[1]			1,028	[1]			1,164	[1]			402	[1]			1,074	[1]			944	[1]			1,039	[1]			1,079	[1]			1,109	[1]			1,369	[1]			726	[1]			1,102	[1]			1,098	[1]			622	[1]			1,035	[1]			1,127	[1]			1,511	[1]			2,227	[1]			714	[1]			775	[1]			1,088	[1]			552	[1]			1,495	[1]			1,910	[1]			1,080	[1]			634	[1]			3,760	[1]			594	[1]			967	[1]			2,687	[1]			1,053	[1]			1,217	[1]			885	[1]			919	[1]			1,103	[1]			1,978	[1]			820	[1]			2,576	[1]			1,554	[1]			772	[1]			752	[1]			2,467	[1]			1,277	[1]			296	[1]			1,149	[1]			766	[1]			1,133	[1]			1,679	[1]			1,549	[1]			982	[1]			1,151	[1]			474	[1]			653	[1]			717	[1]			637	[1]			1,450	[1]			1,602	[1]			3,160	[1]			3,947	[1]			1,096	[1]			805	[1]			680	[1]			1,431	[1]			747	[1]			2,535	[1]			431	[1]			1,167	[1]			1,226	[1]			2,663	[1]			2,578	[1]			761	[1]			1,998	[1]			1,422	[1]			627	[1]			945	[1]			1,095	[1]			726	[1]			1,348	[1]			1,502	[1]			1,072	[1]			2,132	[1]			1,201	[1]			1,750	[1]			1,179	[1]			1,154	[1]			489	[1]			890	[1]			778	[1]			767	[1]			839	[1]			1,036	[1]			357	[1]			366	[1]			1,413	[1]			387	[1]			1,301	[1]			2,299	[1]			1,723	[1]			1,259	[1]			787	[1]			720	[1]			1,065	[1]			1,714	[1]			1,201	[1]			1,886	[1]			3,122	[1]			1,158	[1]			1,264	[1]			501	[1]			568	[1]			416	[1]			682	[1]			1,556	[1]			1,826	[1]			2,102	[1]			741	[1]			866	[1]			1,143	[1]			774	[1]			1,152	[1]			538	[1]			2,157	[1]			506	[1]			841	[1]			1,164	[1]			1,121	[1]			648	[1]			1,176	[1]			527	[1]			2,215	[1]			3,537	[1]			384	[1]			462	[1]			819	[1]			611	[1]			2,037	[1]			1,436	[1]			235	[1]			619	[1]			703	[1]			632	[1]			2,907	[1]			443	[1]			724	[1]			605	[1]			1,241	[1]			3,206	[1]			328	[1]			1,202	[1]			853	[1]			654	[1]			1,928	[1]			691	[1]			969	[1]			966	[1]			618	[1]			928	[1]			10,702	[1]			17,424	[1]			2,942	[1]			11,677	[1]			1,463	[1]			6,351	[1]			1,339	[1]			878	[1]			7,024	[1]			8,137	[1]			7,978	[1]			8,889	[1]			1,011	[1]			10,698	[1]			7,560	[1]			7,205	[1]			2,189	[1]			476	[1]			5,667	[1]			1,939	[1]			1,656	[1]			1,860	[1]			1,253	[1]			12,453	[1]			1,945	[1]			1,666	[1]			8,690	[1]			6,751	[1]			7,605	[1]			1,027	[1]			7,285	[1]			1,579	[1]			7,591	[1]			6,670	[1]			4,354	[1]			936	[1]			697	[1]			1,196	[1]			1,979	[1]			1,177	[1]			1,584	[1]			12,154	[1]			6,398	[1]			13,204	[1]			6,021	[1]			2,203	[1]			4,312	[1]			1,746	[1]			8,869	[1]			1,093	[1]			5,939	[1]			1,913	[1]			9,320	[1]			3,878	[1]			4,372	[1]			462	[1]			2,395	[1]			2,179	[1]			2,189	[1]			7,158	[1]			8,898	[1]			7,927	[1]			20,858	[1]			9,393	[1]			1,596	[1]			1,942	[1]			8,035	[1]			1,547	[1]			5,988	[1]			3,206	[1]			6,901	[1]			4,952	[1]			7,172	[1]			7,974	[1]			9,391	[1]			7,338	[1]			1,630	[1]			8,299	[1]			7,306	[1]			6,706	[1]			6,592	[1]			1,599	[1]			6,358	[1]			3,388	[1]			3,408	[1]			1,419	[1]			8,336	[1]			1,251	[1]			3,907	[1]			1,544	[1]			2,075	[1]			9,849	[1]			7,358	[1]			10,931	[1]			1,882	[1]			6,584	[1]			11,028	[1]			5,188	[1]			1,489	[1]			10,197	[1]			7,678	[1]			6,074	[1]			761	[1]			6,382	[1]			2,005	[1]			9,376	[1]			1,345	[1]			7,044	[1]			3,203	[1]			7,682	[1]			5,553	[1]			1,813	[1]			1,687	[1]			1,389	[1]			894	[1]			2,574	[1]			1,438	[1]			6,094	[1]			8,501	[1]			1,788	[1]			5,613	[1]			6,112	[1]			1,672	[1]			6,312	[1]			9,406	[1]			9,463	[1]			21,704	[1]			6,860	[1]			2,152	[1]			744	[1]			1,966	[1]			1,666	[1]			1,477	[1]			6,591	[1]			2,123	[1]			5,111	[1]			1,863	[1]			6,532	[1]			8,426	[1]			8,381	[1]			12,298	[1]			4,942	[1]			6,070	[1]			6,026	[1]			10,700	[1]			1,567	[1]			6,916	[1]			7,197	[1]			1,384	[1]			7,313	[1]			8,930	[1]			1,288	[1]			882	[1]			4,366	[1]			4,019	[1]			8,715	[1]			8,484	[1]			8,633	[1]			11,622	[1]			6,784	[1]			1,119	[1]			1,436	[1]			2,189	[1]			1,621	[1]			5,733	[1]			4,560	[1]			1,749	[1]			2,620	[1]			4,238	[1]			1,584	[1]			6,583	[1]			1,575	[1]			7,379	[1]			6,849	[1]			6,817	[1]			6,785	[1]			7,849	[1]			8,495	[1]			1,700	[1]			6,628	[1]			7,822	[1]			7,374	[1]			1,076	[1]			1,183	[1]			1,253	[1]			3,028	[1]			4,559	[1]			1,431	[1]			1,936	[1]			1,976	[1]			1,495	[1]			2,074	[1]			1,398	[1]			1,096	[1]			1,922	[1]			1,764	[1]			3,598	[1]			3,980	[1]			1,215	[1]			1,506	[1]			887	[1]			1,526	[1]			4,320	[1]			2,041	[1]			1,183	[1]			5,302	[1]			2,894	[1]			1,603	[1]			544	[1]			1,427	[1]			5,190	[1]			904	[1]			911	[1]			1,323	[1]			1,077	[1]			334	[1]			3,117	[1]			1,031	[1]			1,754	[1]			1,205	[1]			4,196	[1]			1,506	[1]			887	[1]			1,721	[1]			989	[1]			5,549	[1]			2,126	[1]			1,654	[1]			4,701	[1]			1,184	[1]			1,992	[1]			1,022	[1]			3,896	[1]			3,012	[1]			4,062	[1]			2,182	[1]			2,576	[1]			1,447	[1]			1,203	[1]			1,238	[1]			3,403	[1]			1,399	[1]			1,427	[1]			1,764	[1]			1,233	[1]			5,612	[1]			674	[1]			2,882	[1]			860	[1]			237	[1]			753	[1]			882	[1]			1,237	[1]			1,021	[1]			7,531	[1]			1,022	[1]			1,856	[1]			2,162	[1]			883	[1]			1,349	[1]			709	[1]			3,987	[1]			1,613	[1]			4,998	[1]			1,792	[1]			1,367	[1]			1,452	[1]			2,666	[1]			1,106	[1]			3,254	[1]			5,472	[1]			3,563	[1]			2,975	[1]			3,630	[1]			1,452	[1]			2,548	[1]			2,774	[1]			834	[1]			2,353	[1]			1,000	[1]			1,533	[1]			861	[1]			1,272	[1]			1,344	[1]			1,884	[1]			1,268	[1]			1,049	[1]			2,910	[1]			1,366	[1]			1,883	[1]			4,344	[1]			4,718	[1]			17,112	[1]			4,108	[1]			9,265	[1]			10,831	[1]			665	[1]			802	[1]			5,771	[1]			1,598	[1]			6,347	[1]			952	[1]			2,922	[1]			1,641	[1]			814	[1]			856	[1]			1,644	[1]			1,322	[1]			1,555	[1]			1,445	[1]			1,986	[1]			1,197	[1]			1,244	[1]			1,654	[1]			1,453	[1]			1,139	[1]			3,500	[1]			5,789	[1]			5,886	[1]			1,287	[1]			1,459	[1]			887	[1]			821	[1]			1,258	[1]			1,860	[1]			4,087	[1]			753	[1]			2,464	[1]			1,221	[1]			1,169	[1]			1,778	[1]			1,844	[1]			1,188	[1]			8,318	[1]			1,199	[1]			1,612	[1]			1,864	[1]			735	[1]			714	[1]			655	[1]			768	[1]			590	[1]			1,024	[1]			869	[1]			1,279	[1]			939	[1]			803	[1]			450	[1]			912	[1]			14,918	[1]			1,131	[1]			1,344	[1]			437	[1]			607	[1]			764	[1]			725	[1]			1,236	[1]			11,163	[1]			1,216	[1]			1,170	[1]			4,644	[1]			5,678	[1]			2,312	[1]			6,090	[1]			7,298	[1]			5,388	[1]			2,399	[1]			7,398	[1]			5,529	[1]			3,475	[1]			7,736	[1]			4,983	[1]			6,898	[1]			7,436	[1]			8,561	[1]			5,342	[1]			10,828	[1]			2,812	[1]			3,965	[1]			9,784	[1]			4,657	[1]			6,027	[1]			7,584	[1]			1,383	[1]			4,299	[1]			5,298	[1]			3,413	[1]			4,738	[1]			56,506	[1]			2,795	[1]			3,999	[1]			8,926	[1]			9,642	[1]			3,732	[1]			7,079	[1]			7,998	[1]			5,299	[1]			7,775	[1]			9,633	[1]			6,299	[1]			7,019	[1]			2,124	[1]			1,754	[1]			4,179	[1]			4,699	[1]			3,796	[1]			7,905	[1]			3,199	[1]			726	[1]			650	[1]			837	[1]			461	[1]			1,127	[1]			565	[1]			2,476	[1]			1,970	[1]			370	[1]			193	[1]			457	[1]			711	[1]			1,604	[1]			1,215	[1]			554	[1]			1,481	[1]			373	[1]			364	[1]			589	[1]			395	[1]			1,710	[1]			504	[1]			804	[1]			253	[1]			2,379	[1]			737	[1]			9,370	[1]			496	[1]			1,401	[1]			7,457	[1]			670	[1]			609	[1]			969	[1]			6,173	[1]			322	[1]			432	[1]			860	[1]			492	[1]			6,486	[1]			555	[1]			815	[1]			509	[1]			640	[1]			468	[1]			724	[1]			704	[1]			498	[1]			400	[1]			4,912	[1]			590	[1]			846	[1]			1,081	[1]			790	[1]			801	[1]			540	[1]			563	[1]			1,100	[1]			502	[1]			292	[1]			7,988	[1]			514	[1]			1,386	[1]			6,800	[1]			4,961	[1]			7,806	[1]			5,810	[1]			422	[1]			855	[1]			6,664	[1]			1,869	[1]			3,582	[1]			1,268	[1]			4,824	[1]			5,068	[1]			1,892	[1]			3,291	[1]			4,169	[1]			9,674	[1]			2,603	[1]			13,871	[1]			7,035	[1]			6,092	[1]			12,463	[1]			14,002	[1]			12,756	[1]			3,720	[1]			10,497	[1]			11,615	[1]			3,470	[1]			5,098	[1]			3,669	[1]			2,075	[1]			11,348	[1]			9,449	[1]			13,227	[1]			4,790	[1]			10,486	[1]			13,252	[1]			5,978	[1]			14,147	[1]			5,739	[1]			12,469	[1]			12,266	[1]			4,486	[1]			15,686	[1]			7,982	[1]			3,624	[1]			4,206	[1]			32,488	[1]			4,315	[1]			8,273	[1]			13,259	[1]			4,378	[1]			14,270	[1]			17,216	[1]			12,921	[1]			3,707	[1]			6,366	[1]			6,102	[1]			5,768	[1]			1,735	[1]			7,360	[1]			3,190	[1]			2,287	[1]			5,616	[1]			6,563	[1]			3,161	[1]			5,768	[1]			5,886	[1]			7,059	[1]			28,797	[1]			11,432	[1]			3,585	[1]			5,422	[1]			5,028	[1]			4,522	[1]			4,758	[1]			6,355	[1]			6,462	[1]			3,837	[1]			1,530	[1]			6,259	[1]			2,963	[1]			8,134	[1]			3,120	[1]			3,159	[1]			4,736	[1]			1,681	[1]			3,332	[1]			1,025	[1]			1,647	[1]			3,809	[1]			2,241	[1]			2,280	[1]			1,626	[1]			6,035	[1]			5,025	[1]			565	[1]			4,341	[1]			25,487	[1]			7,349	[1]			23,292	[1]			1,936	[1]			4,760	[1]			1,316	[1]			2,261	[1]			6,719	[1]			6,351	[1]			730	[1]			4,902	[1]			1,606	[1]			1,708	[1]			2,122	[1]			2,726	[1]			1,820	[1]			3,493	[1]			1,930	[1]			2,864	[1]			2,962	[1]			1,233	[1]			9,527	[1]			12,567	[1]			7,886	[1]			7,931	[1]			6,760	[1]			8,649	[1]			54,482	[1]			5,297	[1]			9,621	[1]			7,144	[1]			6,125	[1]			5,423	[1]			13,333	[1]			12,099	[1]			12,712	[1]			6,881	[1]
Final accumulated depreciation	$ (510,983)	$ (490,938)		$ (405,426)	$ (102)				$ (567)				$ (79)				$ (95)				$ (134)				$ (241)				$ (422)				$ (64)				$ (95)				$ (84)				$ (339)				$ (334)				$ (270)				$ (365)				$ (432)				$ (462)				$ (422)				$ (203)				$ (105)				$ (19)				$ (17)				$ (24)				$ (81)				$ (198)				$ (329)				$ (103)				$ (125)				$ (132)				$ (116)								$ (172)				$ (131)				$ (215)				$ (231)				$ (166)				$ (204)				$ (394)				$ (249)				$ (228)				$ (270)				$ (404)								$ (154)				$ (156)				$ (281)				$ (122)				$ (116)				$ (75)				$ (167)				$ (462)				$ (128)																$ (213)				$ (252)								$ (81)				$ (140)				$ (157)				$ (163)				$ (138)				$ (396)				$ (27)				$ (388)				$ (144)				$ (134)				$ (27)				$ (169)				$ (198)				$ (145)				$ (158)				$ (158)				$ (134)				$ (131)				$ (188)				$ (101)				$ (101)				$ (133)				$ (194)				$ (584)				$ (89)				$ (83)				$ (91)				$ (87)				$ (111)				$ (96)				$ (69)				$ (86)				$ (178)				$ (271)				$ (281)				$ (160)				$ (92)				$ (180)				$ (167)				$ (105)				$ (79)				$ (200)				$ (173)				$ (118)				$ (135)				$ (100)				$ (209)				$ (106)				$ (74)				$ (96)				$ (236)				$ (2)				$ (49)				$ (89)				$ (125)				$ (102)				$ (16)				$ (26)				$ (236)				$ (21)				$ (24)				$ (168)				$ (115)				$ (67)				$ (94)				$ (66)				$ (235)				$ (147)				$ (369)				$ (201)				$ (117)				$ (33)				$ (35)				$ (39)				$ (239)				$ (207)				$ (94)				$ (137)				$ (20)				$ (198)				$ (64)				$ (97)				$ (407)				$ (209)				$ (75)				$ (80)				$ (81)				$ (89)				$ (90)				$ (81)				$ (98)				$ (62)				$ (101)				$ (75)				$ (234)				$ (241)				$ (143)				$ (223)				$ (20)				$ (211)				$ (77)				$ (68)				$ (206)				$ (196)				$ (429)				$ (140)				$ (36)				$ (82)				$ (406)				$ (161)				$ (160)				$ (326)				$ (377)				$ (130)								$ (70)				$ (131)				$ (60)				$ (109)				$ (270)								$ (237)				$ (42)				$ (155)				$ (261)				$ (162)				$ (149)				$ (282)				$ (85)				$ (100)				$ (96)				$ (117)				$ (16)				$ (243)				$ (116)				$ (86)				$ (79)				$ (503)				$ (183)				$ (163)				$ (426)				$ (240)				$ (87)				$ (187)				$ (79)				$ (227)								$ (259)				$ (209)				$ (177)				$ (205)				$ (130)				$ (125)				$ (165)				$ (358)				$ (91)				$ (69)				$ (163)				$ (304)				$ (140)				$ (169)				$ (184)				$ (98)				$ (141)				$ (238)				$ (220)				$ (120)				$ (64)				$ (24)				$ (182)				$ (151)				$ (72)				$ (129)				$ (147)				$ (98)				$ (274)								$ (192)				$ (73)				$ (165)				$ (381)				$ (348)				$ (305)				$ (468)				$ (212)				$ (247)				$ (103)				$ (198)				$ (165)				$ (167)				$ (339)				$ (102)				$ (435)				$ (397)				$ (168)				$ (160)				$ (95)				$ (298)				$ (386)				$ (57)				$ (112)				$ (145)				$ (106)				$ (113)				$ (222)				$ (80)				$ (72)				$ (371)				$ (29)				$ (169)				$ (235)				$ (191)				$ (264)				$ (195)				$ (196)								$ (81)				$ (361)								$ (51)				$ (23)				$ (37)				$ (22)				$ (139)				$ (17)				$ (96)				$ (186)								$ (173)								$ (164)				$ (206)				$ (69)				$ (97)				$ (99)				$ (142)				$ (239)				$ (34)				$ (118)				$ (101)				$ (66)				$ (293)				$ (75)				$ (136)				$ (409)								$ (157)				$ (228)				$ (285)				$ (341)				$ (143)				$ (207)				$ (15)				$ (224)				$ (541)				$ (337)				$ (82)				$ (159)				$ (143)				$ (164)				$ (225)				$ (397)				$ (177)				$ (137)				$ (422)				$ (189)				$ (221)				$ (311)				$ (106)				$ (223)				$ (322)				$ (80)				$ (80)				$ (79)				$ (1,940)				$ (142)				$ (76)				$ (523)				$ (79)				$ (254)				$ (155)				$ (393)				$ (426)				$ (193)				$ (174)				$ (385)				$ (204)				$ (167)				$ (189)				$ (207)				$ (238)				$ (214)				$ (136)				$ (46)				$ (105)				$ (88)				$ (231)				$ (26)				$ (149)				$ (402)				$ (64)				$ (158)				$ (25)				$ (191)				$ (175)				$ (214)				$ (175)				$ (103)				$ (122)				$ (18)				$ (182)								$ (161)				$ (200)				$ (407)				$ (155)				$ (99)				$ (133)				$ (85)				$ (165)				$ (159)				$ (138)								$ (605)				$ (117)				$ (176)				$ (459)				$ (165)				$ (119)				$ (20)				$ (15)				$ (250)				$ (286)				$ (136)				$ (165)				$ (317)				$ (159)				$ (91)				$ (341)				$ (182)				$ (86)				$ (214)								$ (113)				$ (502)				$ (453)				$ (262)				$ (226)				$ (113)																$ (45)				$ (258)				$ (432)				$ (349)				$ (179)				$ (113)				$ (170)				$ (246)				$ (200)				$ (474)				$ (125)				$ (201)				$ (80)				$ (295)				$ (348)				$ (100)				$ (272)				$ (221)								$ (168)				$ (238)				$ (27)								$ (233)				$ (17)				$ (270)				$ (245)				$ (205)				$ (173)				$ (222)				$ (65)				$ (115)				$ (150)				$ (106)				$ (115)				$ (68)				$ (60)				$ (49)				$ (202)				$ (94)				$ (144)				$ (446)				$ (326)				$ (105)								$ (109)								$ (280)				$ (184)				$ (202)				$ (445)				$ (193)				$ (151)				$ (87)				$ (112)				$ (84)				$ (100)				$ (236)				$ (234)				$ (338)				$ (13)				$ (17)				$ (137)				$ (143)				$ (141)				$ (87)				$ (197)				$ (205)				$ (110)				$ (119)				$ (145)				$ (279)				$ (247)				$ (80)				$ (376)				$ (417)				$ (49)				$ (79)				$ (105)				$ (190)				$ (250)				$ (183)				$ (96)				$ (86)				$ (84)				$ (98)				$ (301)				$ (108)								$ (95)								$ (418)				$ (102)				$ (138)								$ (104)				$ (505)				$ (106)				$ (179)				$ (98)				$ (121)				$ (136)				$ (1,286)				$ (3,697)				$ (575)				$ (1,558)				$ (272)				$ (1,061)				$ (231)				$ (205)				$ (1,024)				$ (1,604)				$ (1,022)				$ (1,064)				$ (225)				$ (1,411)				$ (1,384)				$ (875)				$ (251)				$ (89)				$ (1,054)				$ (318)				$ (326)				$ (326)				$ (292)				$ (1,394)				$ (350)				$ (301)				$ (1,090)				$ (872)				$ (1,455)				$ (184)				$ (1,048)				$ (279)				$ (1,236)				$ (905)				$ (625)				$ (209)				$ (186)				$ (220)				$ (321)				$ (219)				$ (366)				$ (1,596)				$ (1,085)				$ (3,458)				$ (1,019)				$ (473)				$ (696)				$ (284)				$ (1,226)				$ (216)				$ (831)				$ (376)				$ (1,155)				$ (671)				$ (699)				$ (91)				$ (429)				$ (308)				$ (247)				$ (1,035)				$ (1,365)				$ (1,576)				$ (3,567)				$ (1,493)				$ (283)				$ (336)				$ (1,261)				$ (259)				$ (1,044)				$ (421)				$ (949)				$ (1,037)				$ (1,134)				$ (1,506)				$ (1,272)				$ (1,399)				$ (295)				$ (1,451)				$ (1,169)				$ (1,210)				$ (1,118)				$ (282)				$ (836)				$ (457)				$ (966)				$ (250)				$ (948)				$ (227)				$ (1,107)				$ (274)				$ (399)				$ (1,316)				$ (1,237)				$ (1,246)				$ (331)				$ (1,307)				$ (1,524)				$ (886)				$ (255)				$ (1,808)				$ (1,350)				$ (1,233)				$ (140)				$ (811)				$ (337)				$ (1,600)				$ (241)				$ (1,033)				$ (527)				$ (1,142)				$ (938)				$ (314)				$ (299)				$ (241)				$ (162)				$ (560)				$ (245)				$ (1,276)				$ (1,256)				$ (305)				$ (846)				$ (776)				$ (318)				$ (901)				$ (989)				$ (960)				$ (4,559)				$ (1,028)				$ (274)				$ (146)				$ (380)				$ (298)				$ (254)				$ (1,365)				$ (328)				$ (724)				$ (312)				$ (1,023)				$ (1,552)				$ (1,569)				$ (1,233)				$ (872)				$ (1,011)				$ (765)				$ (1,452)				$ (274)				$ (1,369)				$ (953)				$ (239)				$ (1,142)				$ (1,312)				$ (235)				$ (171)				$ (705)				$ (828)				$ (1,522)				$ (1,188)				$ (1,538)				$ (1,508)				$ (1,506)				$ (251)				$ (255)				$ (225)				$ (282)				$ (1,177)				$ (1,288)				$ (348)				$ (521)				$ (499)				$ (324)				$ (842)				$ (276)				$ (1,320)				$ (928)				$ (970)				$ (998)				$ (1,482)				$ (1,498)				$ (298)				$ (901)				$ (1,169)				$ (1,041)				$ (145)				$ (142)				$ (144)				$ (572)				$ (600)				$ (165)				$ (238)				$ (311)				$ (213)				$ (363)				$ (228)				$ (195)				$ (253)				$ (244)				$ (552)				$ (497)				$ (190)				$ (152)				$ (126)				$ (209)				$ (589)				$ (312)				$ (185)				$ (615)				$ (385)				$ (207)				$ (95)				$ (194)				$ (864)				$ (163)				$ (123)				$ (192)				$ (128)				$ (97)				$ (490)				$ (136)				$ (167)				$ (176)				$ (440)				$ (294)				$ (162)				$ (173)				$ (136)				$ (742)				$ (308)				$ (234)				$ (609)				$ (191)				$ (256)				$ (147)				$ (571)				$ (490)				$ (623)				$ (336)				$ (344)				$ (193)				$ (177)				$ (163)				$ (456)				$ (205)				$ (272)				$ (236)				$ (143)				$ (354)				$ (88)				$ (417)				$ (153)				$ (72)				$ (108)				$ (68)				$ (90)				$ (79)				$ (993)				$ (154)				$ (299)				$ (344)				$ (139)				$ (205)				$ (92)				$ (647)				$ (239)				$ (743)				$ (333)				$ (187)				$ (197)				$ (379)				$ (181)				$ (440)				$ (898)				$ (567)				$ (479)				$ (472)				$ (191)				$ (299)				$ (366)				$ (142)				$ (386)				$ (171)				$ (181)				$ (136)				$ (238)				$ (140)				$ (299)				$ (172)				$ (160)				$ (562)				$ (181)				$ (257)				$ (564)				$ (655)				$ (1,550)				$ (338)				$ (230)				$ (849)				$ (110)				$ (123)				$ (829)				$ (387)				$ (1,131)				$ (132)				$ (449)				$ (137)				$ (97)				$ (140)				$ (236)				$ (167)				$ (162)				$ (194)				$ (187)				$ (116)				$ (122)				$ (168)				$ (152)				$ (91)				$ (531)				$ (1,251)				$ (947)				$ (159)				$ (135)				$ (87)				$ (139)				$ (122)				$ (173)				$ (750)				$ (100)				$ (402)				$ (112)				$ (166)				$ (184)				$ (223)				$ (121)				$ (1,307)				$ (99)				$ (190)				$ (204)				$ (96)				$ (122)				$ (108)				$ (130)				$ (101)				$ (148)				$ (136)				$ (187)				$ (141)				$ (127)				$ (96)				$ (86)				$ (965)				$ (157)				$ (166)				$ (78)				$ (98)				$ (127)				$ (127)				$ (99)				$ (705)				$ (163)				$ (174)				$ (890)				$ (408)				$ (1,170)				$ (863)				$ (886)				$ (893)				$ (399)				$ (945)				$ (424)				$ (408)				$ (48)				$ (769)				$ (842)				$ (46)				$ (1,591)				$ (728)				$ (1,398)				$ (443)				$ (530)				$ (1,003)				$ (653)				$ (823)				$ (31)				$ (189)				$ (512)				$ (767)				$ (415)				$ (713)				$ (5,398)				$ (495)				$ (539)				$ (1,287)				$ (1,320)				$ (625)				$ (41)				$ (1,027)				$ (896)				$ (42)				$ (1,586)				$ (940)				$ (1,160)				$ (354)				$ (176)				$ (488)				$ (598)				$ (628)				$ (48)				$ (446)				$ (143)				$ (113)				$ (294)				$ (109)				$ (198)				$ (107)				$ (651)				$ (538)				$ (98)				$ (26)				$ (98)				$ (97)				$ (208)				$ (189)				$ (151)				$ (131)				$ (80)				$ (58)				$ (113)				$ (121)				$ (314)				$ (91)				$ (201)				$ (79)				$ (504)				$ (110)				$ (1,516)				$ (116)				$ (421)				$ (980)				$ (81)				$ (112)				$ (240)				$ (940)				$ (47)				$ (46)				$ (203)				$ (57)				$ (933)				$ (6)				$ (10)				$ (7)				$ (8)				$ (8)				$ (9)				$ (11)				$ (8)				$ (8)				$ (533)				$ (9)				$ (9)				$ (14)				$ (13)				$ (11)				$ (10)				$ (10)				$ (15)				$ (9)				$ (6)				$ (802)				$ (7)				$ (14)				$ (630)				$ (579)				$ (899)				$ (796)				$ (7)				$ (10)				$ (1,032)				$ (500)				$ (1,052)				$ (138)				$ (775)				$ (1,292)				$ (483)				$ (814)				$ (867)				$ (1,234)				$ (474)				$ (2,490)				$ (1,041)				$ (1,049)				$ (1,652)				$ (2,142)				$ (1,855)				$ (621)				$ (1,482)				$ (3,046)				$ (576)				$ (1,313)				$ (744)				$ (202)				$ (2,359)				$ (2,069)				$ (1,815)				$ (598)				$ (1,249)				$ (1,834)				$ (933)				$ (1,680)				$ (681)				$ (1,972)				$ (1,517)				$ (689)				$ (2,520)				$ (1,033)				$ (539)				$ (496)				$ (3,937)				$ (768)				$ (850)				$ (2,176)				$ (718)				$ (1,781)				$ (1,682)				$ (1,824)				$ (616)				$ (1,281)				$ (1,448)				$ (883)				$ (277)				$ (687)				$ (409)				$ (673)				$ (1,078)				$ (967)				$ (653)				$ (960)				$ (974)				$ (783)				$ (3,606)				$ (1,392)				$ (415)				$ (703)				$ (1,081)				$ (982)				$ (613)				$ (978)				$ (824)				$ (341)				$ (172)				$ (1,792)				$ (319)				$ (716)				$ (299)				$ (364)				$ (449)				$ (206)				$ (902)				$ (230)				$ (326)				$ (358)				$ (82)				$ (365)				$ (162)				$ (778)				$ (465)				$ (125)				$ (424)				$ (2,909)				$ (52)				$ (3,341)				$ (14)				$ (34)				$ (9)				$ (18)				$ (43)				$ (44)				$ (5)				$ (14)				$ (150)				$ (164)				$ (218)				$ (231)				$ (175)				$ (298)				$ (166)				$ (296)				$ (355)				$ (223)				$ (1,133)				$ (1,567)				$ (990)				$ (992)				$ (858)				$ (1,045)				$ (21,159)				$ (708)				$ (1,231)				$ (969)				$ (859)				$ (895)				$ (2,327)				$ (1,619)				$ (2,029)				$ (1,542)
Date of Construction					1986				1998				1971				1976				1982				1999				1994				1982				1978				1979				1997				1977				1999				1993				1986				1995				1978				1994				1977				2002				1998				1995				1992				1998				1997				1993				1962				1991				1988				1980				1979				1991				1978				1984				1987				1983				1997				1989				2004				1987				1992				1994				1985				1998				1994				2006				1973				1983				2004				1994				1991				1985				1982				1991				1999				1988				1978				1978				1993				1976				1996				2006				1997				1988				1996				1974				2000				1988				1990				1997				1990				1969				2005				1986				1979				1997				1995				1984				1985				1995				1928				1982				1975				1970				1974				1972				1982				1983				1982				1987				1999				1982				1994				1975				2001				1973				1977				1973				1987				1977				1976				1970				1980				2004				2004				1980				1994				1994				1989				1977				1977				1975				1976				2008				1984				1996				2008				2001				1998				1974				1977				1978				1977				1986				1976				1997				1995				1982				1989				1992				2002				2002				1982				1979				1984				1989				1992				1985				1970				1996				1983				1966				1977				1977				1979				1977				1972				1976				1978				1979				1979				1987				2003				2003				1990				1974				1970				1915				1968				1983				1982				2001				1984				1982				1990				2000				1985				1973				1999				1996				1993				1971				1988				1993				1981				1978				1984				1980				1969				1999				1998				1972				1999				1987				1996				1974				1979				1992				1985				1986				1984				1984				1998				1999				1993				1995				1982				2001				2003				1977				1995				1977				1973				1980				2003				1994				2007				1995				1980				1979				1973				1990				1975				2006				1998				1996				1995				2003				1972				1985				1976				1985				1995				1975				1982				2002				1974				1976				1979				1977				1978				1973				1978				1980				1978				1979				2000				1995				1997				1987				1993				1990				1978				1996				1995				1995				1994				1979				1979				1994				1997				1999				1998				1985				1976				2002				1984				1977				1998				1970				1971				1983				1968				1970				2003				1992				1998				1986				1984				1985				1988				1989				1983				1985				1996				1987				1999				1977				1985				1985				2001				1991				1987				1992				1992				1994				1979				1995				1987				1977				1975				1978				1991				1984				1992				1991				1988				1977				1883				1980				1980				2003				1995				1998				1978				1976				1996				1992				1990				2001				2004				1972				2000				1991				1994				1994				1997				2003				1970				1987				1981				1972				1989				1990				1977				1972				1991				1997				1968				1980				1973				1992				1990				1990				1990				1975				1999				1993				1999				1997				1997				1986				1997				1985				1993				1995				2002				1986				2003				1995				1978				1978				1978				1994				1997				1973				2001				1978				1985				2009				1998				1976				1998				1987				1976				1995				2006				1984				1988				1997				2010				1984				2005				1992				1990				1991				1995				1979				1982				1980				1992				1978				1989				1993				1995				1976				1994				2006				1984				1985				1967				2002				1984				1972				2000				1984				1972				1985				1986				1999				2004				1973				1977				1986				1977				1976				1980				1980				1986				1964				1996				1992				1998				1997				1982				1994				1989				1995				1902				1958				1997				1977				1977				1994				1990				1999				1976				1996				1995				1978				1994				1986				1999				2006				1998				1985				1983				1986				1976				2000				2002				1983				2001				2001				1987				1979				1978				1983				1976				2006				1994				1964				1983				1986				1989				1993				1988				1997				1996				1993				2004				1988				1973				1972				1972				1978				1985				2000				1998				2001				1986				1986				1976				1999				1979				2006				1980				2003				1985				1991				1991				1988				1991				1976				2002				1984				1983				2000				1977				1983				1999				1978				1985				1979				1985				1990				1980				1980				1986				1982				2001				1983				1986				1981				1982				1976				1993				1988				1987				1995				2003				1971				1992				1985				1993				2000				1971				2000				1974				1972				1966				1984				1988				1971				1981				1972				1984				2007				1990				1985				2000				2000				2000				1975				1979				2000				1999				1983				1984				1978				1974				1990				1999				1989				1995				1990				1990				1994				2000				2000				2000				1978				1987				1967				1987				1995				1974				1993				2000				1978				1976				1984				1986				1985				1984				1994				1990				1998				1996				2007				1989				1983				1985				2000				1966				2000				1999				1992				1999				1994				2005				1991				1986				1996				1980				1989				1980				2000				1979				1970				1978				1982				1999				1988				2005				1987				2000				1983				2000				1989				1999				1975				1988				1982				1980				2000				1977				1971				1990				2000				1969				1968				1985				1983				1981				2000				1987				2000				1973				1971				1981				1994				1999				2000				1999				1995				2000				2000				1986				1990				2000				1984				1985				2000				1988				1985				1984				2000				1989				1972				1978				1981				1998				1999				1986				1985				1988				1982				1996				1986				1979				1989				1995				1994				1990				1981				1999				1977				1991				1999				1993				1987				2000				2000				1991				1987				1986				1995				1985				1991				1985				1984				1999				2007				2000				1986				1991				1984				1971				1989				1973				1985				1998				1972				1991				1988				1989				1986				1969				2000				1984				1988				2003				1982				1970				1999				2006				1998				1970				1972				1970				1963				1963				1976				1981				1979				1977				2004				1985				1979				1980				1993				1984				1988				1991				1962				1999				1976				2000				1991				1975				2006				1984				1988				1978				1981				1982				2005				1996				1993				1995				2005				1960				1979				1970				1971				1973				2002				1998				2006				1977				1970				1965				2006				2005				2006				1985				1999				1945				1995				1996				2006				1979				1965				1981				1999				2005				1990				1996				1973				1977				1979				1996				1994				1969				1986				1997				1968				1968				1985				1995				1983				2006				1993				1970				1966				1965				1998				1985				1991				2006				2004				1975				2005				2005				1976				1984				1974				1995				1970				1995				1998				1979				1968				1979				1978				1997				1996				1983				1983				1970				2006				1992				2005				1989				1995				2004				1982				1994				1992				1999				1992				1996				1972				1995				1982				1997				1987				1995				1988				1965				1988				1990				1989				1970				1989				1998				2000				1999				2005				1975				2000				2001				1996				1999				1989				1999				1993				1997				2001				1965				1997				1993				1994				1960				1965				1997				1995				1994				1986				1984				1990				1982				1997				1997				1992				1996				1988				1983				1996				2005				1995				1990				1968				1972				1983				1986				2001				2004				1993				1993				2005				1970				1973				1989				2007				1973				1999				2004				1996				1977				2005				1976				2004				2003				2004				2004				2004				1990				2000				2007				1994				1983				2003				1993				2007				2001				1990				1987				1962				1995				1994				1994				2003				1998				2001				2004				1986				2002				2004				2002				2004				1988				1993				2004				2002				1990				2003				1990				1986				1992				1970				1989				1990				1987				1960				2001				1981				1972				1975				1998				1999				1999				1981				1990				1985				1993				1984				1974				1999				1993				1986				1971				1984				1996				2000				1984				1975				2004				1987				1982				1976				2004				1987				1989				1984				1987				2001				1970				1996				1968				1997				1973				1998				1991				1967				1968				1998				1988				1991				1975				1992				1994				1988				1990				1998				1993				1954				2004				1984				1997				2000				1995				1991				1996				1974				1970				1990				1967				1919				1930				1964				1965				1985				1953				1970				1999				1960				1966				1985				1992				1998				2005				2003				1960				1952				1959				1973				1987				1997				1952				1981				1971				2005				1996				2003				1999				1998				1997				1998				1988				1995				1997				1998				1998				1995				1996				1997				1994				1998				1998				1995				2008				2004				2007				1993				1980				2004				1999				1980				2008				2005				1936				1900				2007				1956				1999				1935				2007				2002				2002				1978				1975				1940				1950				1978				1999				2003				1997				1977				1997				1989				1999				1988				1989				1997				1997				1991				1971				1974				1997				1999				1992				1997				2000				1999				1978				1997				2005				1989				1990				2003				2006				2006				2011				2002				1978				1982				2012				1993				1993				1999				1999				1993				1999				1991				1999				2000				1979				2001				2005				2003				2000				1998				2004				1960				1988				1996				2001				1980				1977				2001				2001				2001				1968
Date Acquired					Sep. 29, 2006				Sep. 30, 2004				May 25, 2005				May 25, 2005				May 25, 2005				Dec. 30, 2004				Dec. 30, 2004				Nov. 02, 2007				Nov. 02, 2007				Dec. 19, 2006				Dec. 30, 2004				Jun. 25, 2004				Sep. 24, 2004				Dec. 29, 2006				Feb. 26, 2007				Sep. 30, 2004				Feb. 26, 2007				Jun. 25, 2004				Nov. 02, 2007				Feb. 02, 2012				Feb. 02, 2012				Feb. 02, 2012				Dec. 29, 2006				Dec. 29, 2006				Mar. 07, 2007				Feb. 28, 2006				Feb. 28, 2006				Feb. 06, 2007				Sep. 24, 2004				Dec. 21, 2012				Jun. 25, 2004				Jun. 25, 2004				Jul. 28, 2004				Sep. 24, 2004				Sep. 24, 2004				Sep. 24, 2004				Jun. 29, 2007				Dec. 29, 2006				Jul. 07, 2005				Jun. 25, 2004				Dec. 29, 2006				Sep. 23, 2005				Feb. 06, 2007				Jun. 25, 2004				Sep. 23, 2005				Dec. 29, 2006				Feb. 06, 2007				Nov. 27, 2006				Dec. 31, 2007				Sep. 23, 2005				Nov. 23, 2004				Dec. 21, 2012				Dec. 21, 2012				Dec. 21, 2012				Sep. 24, 2004				Dec. 30, 2004				Dec. 21, 2012				May 24, 2005				Nov. 10, 2005				Nov. 10, 2005				Sep. 23, 2005				Sep. 23, 2005				Jun. 25, 2004				Feb. 02, 2012				Jun. 25, 2004				May 25, 2005				Feb. 28, 2006				Feb. 02, 2012				Dec. 29, 2006				Feb. 28, 2006				Feb. 28, 2006				Dec. 29, 2006				Dec. 29, 2006				Sep. 23, 2005				Nov. 02, 2007				Jun. 25, 2004				Sep. 29, 2006				Nov. 02, 2007				Nov. 10, 2005				Jun. 25, 2004				Dec. 29, 2006				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Sep. 23, 2005				Dec. 29, 2006				Sep. 23, 2005				Nov. 23, 2004				Feb. 06, 2007				Feb. 06, 2007				Feb. 06, 2007				Feb. 06, 2007				Feb. 06, 2007				Feb. 06, 2007				Feb. 06, 2007				Feb. 06, 2007				Feb. 06, 2007				May 24, 2005				Dec. 31, 2007				Dec. 29, 2006				Nov. 27, 2006				Nov. 02, 2007				Dec. 31, 2007				Nov. 19, 2012				May 24, 2005				Mar. 31, 2004				May 25, 2005				May 25, 2005				Feb. 02, 2012				Feb. 02, 2012				Dec. 30, 2004				Oct. 03, 2011				Feb. 02, 2012				Sep. 23, 2005				Dec. 15, 2005				Sep. 01, 2005				Nov. 02, 2007				Dec. 19, 2006				Sep. 24, 2004				Sep. 30, 2004				Sep. 30, 2004				Dec. 29, 2006				Sep. 24, 2004				Oct. 03, 2011				Oct. 03, 2011				Oct. 03, 2011				Dec. 31, 2007				Mar. 07, 2007				Nov. 02, 2007				Sep. 23, 2005				Feb. 02, 2012				Sep. 23, 2005				Sep. 23, 2005				Sep. 24, 2004				Dec. 29, 2006				Sep. 24, 2004				Sep. 23, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Dec. 21, 2007				Dec. 29, 2006				Feb. 28, 2006				Feb. 28, 2006				Feb. 02, 2012				Sep. 23, 2005				May 24, 2005				May 24, 2005				Sep. 23, 2005				Nov. 10, 2005				Apr. 01, 2005				Dec. 29, 2005				Oct. 03, 2011				May 25, 2005				Apr. 01, 2005				Sep. 23, 2005				Sep. 23, 2005				Apr. 29, 2005				Dec. 29, 2006				Dec. 15, 2004				Dec. 21, 2012				May 24, 2005				Sep. 23, 2005				Nov. 27, 2006				Jan. 30, 2006				Dec. 29, 2005				Dec. 21, 2012				Dec. 30, 2004				Jun. 25, 2004				Jun. 25, 2004				Dec. 31, 2007				Sep. 29, 2006				Sep. 29, 2006				Sep. 29, 2006				May 25, 2005				May 25, 2005				Sep. 24, 2004				May 24, 2005				Feb. 02, 2012				Jan. 12, 2006				Sep. 24, 2004				Dec. 29, 2006				Sep. 24, 2004				Sep. 23, 2005				Jul. 30, 2007				Sep. 23, 2005				Nov. 10, 2005				Dec. 31, 2007				Feb. 06, 2007				Sep. 24, 2004				Nov. 27, 2006				Dec. 29, 2006				Dec. 21, 2012				Dec. 29, 2006				Dec. 31, 2007				Dec. 21, 2007				Sep. 29, 2006				May 25, 2005				May 25, 2005				May 25, 2005				Jun. 25, 2004				Dec. 21, 2007				Oct. 28, 2011				Sep. 23, 2005				Jun. 25, 2004				Jun. 25, 2004				Dec. 31, 2007				Sep. 01, 2005				Dec. 29, 2005				Feb. 06, 2007				Sep. 24, 2004				Jun. 25, 2004				Nov. 27, 2006				Dec. 21, 2007				Feb. 02, 2012				Feb. 06, 2007				Sep. 01, 2005				Nov. 02, 2007				Jan. 30, 2006				Jan. 30, 2006				Jan. 30, 2006				May 25, 2005				Dec. 21, 2012				Feb. 06, 2007				May 24, 2005				Sep. 29, 2006				Dec. 29, 2006				Sep. 24, 2004				Feb. 28, 2006				Dec. 29, 2006				Sep. 29, 2006				Dec. 29, 2006				Jun. 25, 2004				Jun. 25, 2004				Jun. 25, 2004				Jun. 25, 2004				Dec. 30, 2004				Sep. 28, 2006				Jun. 29, 2007				Jun. 29, 2007				Feb. 06, 2007				Sep. 29, 2006				Nov. 27, 2006				Sep. 23, 2005				Jun. 29, 2007				Oct. 03, 2011				Jun. 12, 2008				Sep. 24, 2004				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Nov. 10, 2005				Feb. 02, 2012				Sep. 24, 2004				Sep. 24, 2004				Sep. 24, 2004				Dec. 30, 2004				Nov. 10, 2005				Feb. 06, 2007				Dec. 21, 2012				May 25, 2005				Dec. 29, 2006				Dec. 21, 2012				Oct. 03, 2011				Oct. 03, 2011				Oct. 03, 2011				Oct. 03, 2011				Feb. 28, 2006				Feb. 02, 2012				Nov. 02, 2007				Nov. 23, 2004				Dec. 21, 2012				Jun. 25, 2004				Dec. 21, 2012				Nov. 23, 2004				Nov. 23, 2004				Sep. 01, 2005				Sep. 01, 2005				Nov. 02, 2007				Nov. 02, 2007				Jul. 28, 2004				Oct. 03, 2011				Nov. 02, 2007				May 24, 2005				Jul. 25, 2006				Dec. 29, 2006				Nov. 27, 2006				Jan. 30, 2006				Sep. 26, 2006				Sep. 23, 2005				Jun. 25, 2004				Dec. 30, 2004				Jan. 26, 2005				Feb. 26, 2007				Sep. 29, 2006				Sep. 23, 2005				Feb. 02, 2012				Jul. 07, 2005				Feb. 26, 2007				Sep. 25, 2007				Sep. 24, 2004				Nov. 10, 2005				Nov. 10, 2005				Dec. 30, 2004				Jul. 07, 2005				Feb. 26, 2007				Feb. 28, 2006				Feb. 28, 2006				Jun. 25, 2004				Jan. 12, 2006				Sep. 24, 2004				Sep. 23, 2005				May 25, 2005				Dec. 29, 2006				Sep. 24, 2004				May 24, 2005				May 25, 2005				Sep. 23, 2005				Oct. 15, 2004				Feb. 28, 2006				Sep. 24, 2004				Jun. 25, 2004				May 24, 2005				Dec. 29, 2005				Nov. 23, 2004				Dec. 29, 2006				Sep. 24, 2004				Jun. 25, 2004				Sep. 29, 2006				Jun. 29, 2007				Sep. 24, 2004				Sep. 29, 2006				Jan. 30, 2006				Jan. 17, 2007				Dec. 31, 2007				Dec. 31, 2007				Jun. 25, 2004				Oct. 28, 2011				Sep. 24, 2004				Sep. 24, 2004				Nov. 28, 2006				Oct. 03, 2011				Feb. 06, 2007				Dec. 29, 2006				May 24, 2005				Sep. 24, 2004				Oct. 03, 2011				Sep. 24, 2004				Feb. 06, 2007				Sep. 23, 2005				Sep. 01, 2005				Sep. 01, 2005				Feb. 28, 2006				Feb. 02, 2012				Sep. 24, 2004				Dec. 21, 2012				Dec. 29, 2005				Dec. 29, 2006				Feb. 26, 2007				Dec. 21, 2007				Sep. 24, 2004				Jan. 30, 2006				Sep. 24, 2004				Jun. 25, 2004				Nov. 10, 2005				Feb. 28, 2006				Dec. 21, 2012				Jul. 02, 2007				May 25, 2005				Dec. 29, 2006				Sep. 23, 2005				Jun. 25, 2004				Sep. 01, 2005				Oct. 03, 2011				Oct. 03, 2011				Sep. 24, 2004				Jun. 25, 2004				Dec. 30, 2004				Dec. 31, 2007				Dec. 29, 2005				May 25, 2005				Jun. 25, 2004				Feb. 26, 2007				Sep. 29, 2006				Sep. 23, 2005				Mar. 07, 2007				Dec. 21, 2012				Jun. 12, 2008				Dec. 30, 2004				Dec. 30, 2004				Dec. 29, 2005				Jul. 28, 2004				May 25, 2005				Dec. 21, 2012				Dec. 21, 2012				Dec. 21, 2012				Oct. 28, 2011				Jun. 25, 2004				Jun. 25, 2004				Jun. 29, 2007				Sep. 24, 2004				Nov. 02, 2007				Nov. 23, 2004				Sep. 24, 2004				Nov. 23, 2004				Dec. 29, 2006				Dec. 29, 2006				Jun. 25, 2004				Nov. 27, 2006				Nov. 28, 2006				Nov. 28, 2006				Nov. 02, 2007				Apr. 01, 2005				Jan. 17, 2007				Sep. 23, 2005				Sep. 23, 2005				Dec. 29, 2005				Oct. 03, 2011				Dec. 21, 2012				Sep. 23, 2005				Feb. 02, 2012				Dec. 29, 2006				Sep. 23, 2005				Jun. 25, 2004				Sep. 24, 2004				Sep. 24, 2004				Jul. 28, 2004				Sep. 25, 2006				Sep. 25, 2006				Sep. 25, 2006				Sep. 25, 2006				Jun. 12, 2008				May 24, 2005				May 24, 2005				Dec. 29, 2006				Sep. 23, 2005				Dec. 21, 2007				Feb. 26, 2007				Feb. 26, 2007				Nov. 27, 2006				Dec. 21, 2012				Nov. 02, 2007				Dec. 21, 2012				Sep. 23, 2005				Sep. 23, 2005				Dec. 31, 2007				Sep. 23, 2005				Dec. 29, 2006				Nov. 10, 2005				May 25, 2005				May 25, 2005				May 25, 2005				May 25, 2005				Sep. 24, 2004				Dec. 29, 2005				Sep. 24, 2004				Feb. 02, 2012				Feb. 02, 2012				Dec. 29, 2006				May 24, 2005				Dec. 29, 2006				Nov. 02, 2007				Dec. 31, 2007				Sep. 23, 2005				Sep. 25, 2006				Nov. 27, 2006				Dec. 29, 2006				Sep. 23, 2005				Sep. 24, 2004				Nov. 02, 2007				Feb. 26, 2007				Jul. 02, 2007				May 24, 2005				Nov. 27, 2006				Dec. 29, 2006				Sep. 23, 2005				Feb. 06, 2007				Feb. 28, 2006				Sep. 23, 2005				Nov. 27, 2006				May 25, 2005				Dec. 19, 2006				Dec. 31, 2007				May 25, 2005				Dec. 21, 2012				Dec. 21, 2007				Dec. 21, 2012				Apr. 01, 2005				Dec. 29, 2006				Sep. 29, 2006				Dec. 21, 2012				Feb. 06, 2007				Feb. 26, 2007				Dec. 29, 2006				Dec. 30, 2004				May 24, 2005				Nov. 23, 2004				Sep. 30, 2004				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Dec. 11, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Jul. 21, 2011				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Dec. 11, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Aug. 24, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Dec. 11, 2007				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				May 31, 2006				Oct. 14, 2010				Nov. 10, 2008				Nov. 10, 2008				Jun. 11, 2008				Apr. 27, 2007				Jul. 03, 2012				Nov. 10, 2008				Nov. 10, 2008				Oct. 14, 2010				Nov. 10, 2008				Oct. 14, 2010				Nov. 10, 2008				Oct. 14, 2010				Jul. 03, 2012				Jul. 03, 2012				Apr. 27, 2007				Nov. 10, 2008				Oct. 14, 2010				Nov. 10, 2008				Nov. 10, 2008				Jul. 03, 2012				Jul. 03, 2012				Oct. 14, 2010				Nov. 10, 2008				Dec. 27, 2006				Jul. 03, 2012				Nov. 10, 2008				Nov. 10, 2008				Jul. 03, 2012				Apr. 27, 2007				Nov. 10, 2008				Jul. 03, 2012				Nov. 10, 2008				Jun. 02, 2008				Nov. 10, 2008				Apr. 27, 2007				Jul. 03, 2012				Nov. 10, 2008				Nov. 10, 2008				Apr. 27, 2007				Nov. 10, 2008				Nov. 10, 2008				Nov. 10, 2008				Nov. 10, 2008				Jul. 03, 2012				Oct. 14, 2010				Jun. 11, 2008				Apr. 27, 2007				Nov. 30, 2009				Jul. 03, 2012				Nov. 10, 2008				Apr. 27, 2007				Apr. 27, 2007				Apr. 27, 2007				Oct. 14, 2010				Jul. 03, 2012				Jul. 03, 2012				Oct. 14, 2010				Jul. 03, 2012				Apr. 27, 2007				Nov. 10, 2008				Oct. 14, 2010				Jul. 03, 2012				Jun. 11, 2008				Apr. 27, 2007				Jul. 03, 2012				Oct. 14, 2010				Nov. 10, 2008				Nov. 10, 2008				Jul. 03, 2012				Nov. 10, 2008				Nov. 10, 2008				Nov. 10, 2008				Jul. 03, 2012				Nov. 10, 2008				Nov. 30, 2009				Oct. 14, 2010				Oct. 14, 2010				Oct. 14, 2010				Nov. 10, 2008				Apr. 27, 2007				Nov. 10, 2008				Oct. 14, 2010				Oct. 14, 2010				Jul. 03, 2012				Nov. 10, 2008				Oct. 14, 2010				Oct. 14, 2010				Apr. 27, 2007				Oct. 14, 2010				Oct. 14, 2010				Apr. 27, 2007				Apr. 27, 2007				Nov. 10, 2008				Jun. 02, 2008				Jul. 03, 2012				Nov. 10, 2008				Oct. 14, 2010				Oct. 14, 2010				Nov. 10, 2008				Nov. 10, 2008				Oct. 14, 2010				Nov. 10, 2008				Oct. 14, 2010				Jul. 03, 2012				Nov. 10, 2008				Oct. 14, 2010				Nov. 10, 2008				Jul. 03, 2012				Apr. 27, 2007				Jun. 29, 2007				Jun. 30, 2005				Dec. 28, 2005				Feb. 16, 2012				Jun. 30, 2005				Sep. 07, 2007				Sep. 07, 2007				Jun. 29, 2007				Dec. 28, 2005				May 26, 2006				Nov. 30, 2007				Jul. 13, 2007				Dec. 22, 2006				Sep. 07, 2007				Sep. 07, 2007				Dec. 22, 2006				Sep. 07, 2007				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 31, 2007				Jan. 09, 2007				Nov. 17, 2006				Sep. 07, 2007				Dec. 22, 2006				Dec. 22, 2006				Sep. 07, 2007				Dec. 22, 2006				Dec. 22, 2006				Dec. 28, 2005				Sep. 07, 2007				Feb. 23, 2004				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Dec. 22, 2006				Jun. 01, 2006				Apr. 19, 2007				Dec. 22, 2006				Dec. 22, 2006				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Nov. 30, 2007				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Jun. 30, 2005				Sep. 07, 2007				Dec. 22, 2006				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Sep. 07, 2007				Dec. 22, 2006				Jun. 30, 2005				Mar. 07, 2007				Sep. 07, 2007				Feb. 16, 2007				Jun. 15, 2004				Nov. 18, 2005				Sep. 05, 2007				Aug. 31, 2007				Oct. 29, 2004				Aug. 31, 2007				Aug. 31, 2007				Jun. 15, 2004				Jun. 15, 2004				Oct. 15, 2012				Jul. 06, 2007				Aug. 31, 2007				Oct. 15, 2012				Apr. 08, 2005				May 06, 2004				Sep. 30, 2004				Jul. 06, 2007				May 19, 2005				Sep. 05, 2007				Jun. 15, 2004				Jun. 15, 2004				Oct. 15, 2012				Jul. 06, 2007				Aug. 31, 2007				Aug. 31, 2007				Feb. 29, 2008				Jan. 03, 2007				Feb. 01, 2006				Jul. 06, 2007				Aug. 31, 2007				Jan. 03, 2007				Apr. 08, 2005				Jul. 06, 2007				Oct. 15, 2012				Aug. 31, 2007				Aug. 31, 2007				Oct. 15, 2012				Jan. 03, 2007				Aug. 31, 2007				Oct. 08, 2004				Jul. 06, 2007				Jul. 06, 2007				Jul. 29, 2004				Aug. 31, 2007				Jul. 06, 2007				Oct. 15, 2012				Aug. 31, 2007				Sep. 24, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Nov. 17, 2006				Dec. 30, 2004				Dec. 30, 2004				Nov. 12, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Sep. 07, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Dec. 30, 2004				Jul. 02, 2007				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jul. 02, 2007				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Jun. 28, 2012				Dec. 16, 2005				Jun. 28, 2012				Jun. 28, 2012				Jul. 02, 2007				Jul. 02, 2007				Jul. 02, 2007				Jul. 02, 2007				Jun. 28, 2012				Jun. 28, 2012				Jun. 03, 2005				Dec. 11, 2006				Feb. 21, 2007				Sep. 29, 2006				Dec. 29, 2006				Dec. 29, 2006				Dec. 11, 2006				Feb. 21, 2007				Dec. 28, 2006				Dec. 28, 2006				Feb. 21, 2007				Dec. 28, 2006				Dec. 28, 2006				Mar. 31, 2008				Mar. 31, 2008				Dec. 15, 2005				Dec. 14, 2006				Dec. 28, 2006				Mar. 10, 2006				Dec. 28, 2006				Dec. 28, 2006				Dec. 22, 2005				Mar. 30, 2007				Mar. 10, 2006				Dec. 28, 2006				Dec. 28, 2006				Jun. 30, 2004				Sep. 30, 2005				Jul. 29, 2004				Jul. 29, 2004				Sep. 30, 2005				May 17, 2004				Jun. 23, 2004				Jun. 23, 2004				Feb. 24, 2006				Sep. 30, 2005				Nov. 30, 2004				Sep. 30, 2004				Sep. 30, 2005				Sep. 30, 2005				Jun. 23, 2004				Sep. 30, 2005				Dec. 15, 2005				Jun. 23, 2004				Sep. 30, 2005				Jan. 05, 2007				Dec. 15, 2005				Dec. 02, 2005				Oct. 28, 2005				Nov. 15, 2004				Dec. 17, 2004				Sep. 29, 2005				Feb. 10, 2005				Jun. 23, 2008				Jul. 18, 2005				Dec. 17, 2004				Dec. 07, 2005				Sep. 27, 2007				Dec. 07, 2005				Sep. 29, 2005				Dec. 07, 2005				Dec. 21, 2007				May 16, 2005				May 16, 2005				Feb. 10, 2005				Feb. 10, 2005				Dec. 22, 2005				Dec. 07, 2005				Feb. 10, 2005				Sep. 29, 2005				Dec. 28, 2005				May 23, 2005				Dec. 01, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				May 23, 2005				Dec. 01, 2005				Dec. 01, 2005				Dec. 01, 2005				May 23, 2005				Aug. 29, 2011				Dec. 01, 2005				May 23, 2005				Aug. 25, 2005				May 23, 2005				Dec. 01, 2005				May 23, 2005				Aug. 29, 2005				Aug. 30, 2012				Sep. 09, 2005				Aug. 30, 2012				Aug. 30, 2012				Aug. 30, 2012				Aug. 30, 2012				Aug. 30, 2012				Aug. 30, 2012				Aug. 30, 2012				Oct. 31, 2012				Dec. 15, 2004				Dec. 15, 2004				Dec. 15, 2004				Dec. 15, 2004				Dec. 15, 2004				Feb. 02, 2005				May 02, 2005				Dec. 15, 2004				Dec. 15, 2004				Mar. 31, 2004				Sep. 30, 2005				Sep. 30, 2005				Sep. 30, 2005				Sep. 30, 2005				Sep. 30, 2005				Sep. 30, 2005				Jun. 14, 2005				Dec. 01, 2005				Dec. 01, 2005				Dec. 01, 2005				Dec. 01, 2005				Dec. 01, 2005				Dec. 23, 2003				Dec. 23, 2003				Dec. 23, 2003				Dec. 22, 2005
Life in which depreciation in latest Income Statement is computed							15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			30 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			10 years	15 years			10 years	15 years			15 years	30 years			8 years	30 years			14 years	30 years			15 years	30 years			14 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			38 years	38 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	20 years			13 years	28 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	25 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			10 years	25 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			11 years	26 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	40 years			6 years	30 years			15 years	20 years			14 years	30 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	40 years			12 years	17 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			13 years	18 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	20 years			14 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			10 years	15 years			30 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	20 years			13 years	38 years			10 years	15 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	40 years			15 years	40 years			10 years	50 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			8 years	13 years			14 years	39 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	40 years			10 years	15 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			13 years	18 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	15 years			10 years	25 years			15 years	30 years			15 years	40 years			13 years	28 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			10 years	15 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	30 years			13 years	28 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			14 years	29 years			15 years	30 years			14 years	29 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			9 years	40 years			20 years	20 years			15 years	30 years			10 years	15 years			10 years	15 years			14 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	20 years			13 years	38 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			14 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			12 years	27 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			14 years	39 years			10 years	15 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			13 years	30 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			10 years	15 years			15 years	30 years			15 years	30 years			13 years	38 years			14 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			10 years	25 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			11 years	20 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	20 years			30 years	30 years			14 years	30 years			15 years	20 years			10 years	15 years			4 years	20 years			10 years	15 years			13 years	38 years			10 years	15 years			10 years	15 years			15 years	20 years			10 years	15 years			15 years	20 years			10 years	15 years			15 years	20 years			10 years	15 years			14 years	29 years			11 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			20 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	29 years			15 years	20 years			15 years	20 years			15 years	30 years			10 years	15 years			15 years	50 years			14 years	30 years			14 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	40 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	20 years			15 years	30 years			14 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	20 years			13 years	18 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			12 years	47 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			10 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			12 years	47 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			12 years	47 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			12 years	47 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	30 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	20 years			10 years	15 years			10 years	15 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			10 years	17 years			15 years	30 years			10 years	15 years			15 years	40 years			6 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			5 years	30 years			15 years	20 years			10 years	30 years			15 years	30 years			11 years	26 years			40 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			40 years	40 years			30 years	30 years			40 years	40 years			40 years	40 years			40 years	40 years			40 years	40 years			40 years	40 years			50 years	50 years			11 years	36 years			3 years	30 years			12 years	47 years			15 years	30 years			20 years	50 years			50 years	50 years			15 years	30 years			50 years	50 years			40 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			50 years	50 years			30 years	30 years			20 years	40 years			40 years	40 years			40 years	40 years			12 years	27 years			12 years	18 years			40 years	40 years			40 years	40 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	30 years			40 years	40 years			15 years	30 years			15 years	30 years			15 years	30 years			15 years	30 years			50 years	50 years			15 years	40 years			13 years	28 years			15 years	30 years			5 years	30 years			15 years	20 years			15 years	30 years			13 years	28 years			13 years	38 years			15 years	30 years			13 years	28 years			13 years	38 years			15 years	30 years			15 years	20 years			15 years	30 years			12 years	27 years			13 years	38 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	40 years			12 years	27 years			15 years	40 years			13 years	38 years			15 years	30 years			15 years	20 years			15 years	30 years			12 years	27 years			13 years	38 years			13 years	28 years			14 years	29 years			15 years	30 years			15 years	30 years			12 years	27 years			13 years	28 years			15 years	30 years			15 years	40 years			12 years	27 years			15 years	30 years			13 years	38 years			13 years	28 years			15 years	30 years			15 years	40 years			13 years	28 years			15 years	40 years			12 years	27 years			13 years	28 years			15 years	50 years			13 years	28 years			12 years	27 years			15 years	30 years			13 years	28 years			10 years	30 years			15 years	30 years			10 years	15 years			15 years	20 years			15 years	20 years			15 years	20 years			10 years	20 years			10 years	20 years			10 years	15 years			10 years	15 years			10 years	15 years			15 years	30 years			15 years	40 years			15 years	30 years			10 years	15 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	20 years			10 years	15 years			15 years	30 years			15 years	30 years			10 years	20 years			15 years	20 years			15 years	20 years			15 years	30 years			6 years	50 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	20 years			10 years	15 years			15 years	40 years			15 years	20 years			15 years	20 years			10 years	20 years			15 years	20 years			15 years	40 years			15 years	20 years			15 years	30 years			15 years	20 years			15 years	28 years			15 years	15 years			15 years	32 years			15 years	22 years			15 years	25 years			15 years	20 years			15 years	40 years			15 years	25 years			15 years	26 years			15 years	18 years			15 years	32 years			15 years	28 years			15 years	25 years			15 years	20 years			15 years	30 years			15 years	25 years			15 years	17 years			10 years	50 years			15 years	28 years			15 years	28 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	15 years			13 years	30 years			15 years	20 years			8 years	20 years			15 years	30 years			15 years	30 years			10 years	20 years			15 years	20 years			15 years	20 years			10 years	30 years			14 years	40 years			15 years	30 years			14 years	30 years			12 years	30 years			15 years	30 years			15 years	30 years			10 years	40 years			9 years	40 years			14 years	30 years			15 years	30 years			14 years	20 years			14 years	30 years			13 years	20 years			13 years	28 years			15 years	30 years			14 years	30 years			13 years	20 years			15 years	40 years			15 years	30 years			15 years	50 years			15 years	40 years			13 years	30 years			13 years	40 years			15 years	40 years			12 years	27 years			13 years	38 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			14 years	40 years			14 years	30 years			12 years	37 years			15 years	30 years			15 years	30 years			14 years	39 years			12 years	57 years			13 years	38 years			13 years	30 years			15 years	30 years			15 years	20 years			15 years	30 years			15 years	30 years			14 years	49 years			15 years	50 years			15 years	20 years			15 years	30 years			13 years	48 years			15 years	30 years			15 years	30 years			15 years	40 years			13 years	48 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	30 years			15 years	40 years			15 years	30 years			15 years	40 years			12 years	40 years			15 years	20 years			13 years	20 years			9 years	30 years			15 years	40 years			9 years	30 years			9 years	30 years			12 years	40 years			7 years	40 years			15 years	20 years			15 years	20 years			15 years	20 years			12 years	40 years			15 years	40 years			15 years	30 years			7 years	40 years			15 years	40 years			14 years	40 years			15 years	20 years			12 years	40 years			15 years	50 years			15 years	50 years			5 years	30 years			15 years	50 years			15 years	50 years			15 years	50 years			15 years	50 years			15 years	50 years			15 years	40 years			15 years	40 years			15 years	50 years			20 years	40 years			20 years	40 years			20 years	40 years			20 years	40 years			20 years	40 years			20 years	40 years			15 years	30 years			20 years	40 years			20 years	40 years			9 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	20 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	40 years			15 years	30 years			15 years	40 years			15 years	40 years			15 years	40 years			7 years	40 years

[1]	The aggregate cost of properties for federal income tax purposes is approximately $3.14 billion at December 31, 2012
[2]	Represents unencumbered properties